UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2019

Adaptive Equity Fund
Investor Class (AMVIX)
I Class (AVDIX)
A Class (AVDAX)
R Class (AVDRX)
R6 Class (AVDMX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
Broadcom, Inc.	3.6%
Philip Morris International, Inc.	3.4%
Toro Co. (The)	3.2%
Bristol-Myers Squibb Co.	3.2%
AbbVie, Inc.	3.1%
Virtu Financial, Inc., Class A	3.1%
International Business Machines Corp.	3.0%
Western Union Co. (The)	3.0%
Simon Property Group, Inc.	2.9%
Herbalife Nutrition Ltd.	2.8%

Top Five Industries	% of net assets
IT Services	10.5%
Software	9.2%
Specialty Retail	8.2%
Biotechnology	5.6%
Oil, Gas and Consumable Fuels	5.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	100.0%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,059.70	$5.87	1.15%
I Class	$1,000	$1,060.50	$4.85	0.95%
A Class	$1,000	$1,058.00	$7.14	1.40%
R Class	$1,000	$1,057.10	$8.42	1.65%
R6 Class	$1,000	$1,061.30	$4.09	0.80%
Hypothetical
Investor Class	$1,000	$1,019.09	$5.76	1.15%
I Class	$1,000	$1,020.08	$4.76	0.95%
A Class	$1,000	$1,017.85	$7.00	1.40%
R Class	$1,000	$1,016.61	$8.25	1.65%
R6 Class	$1,000	$1,020.83	$4.01	0.80%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.0%
Aerospace and Defense — 0.4%
Lockheed Martin Corp.	1,260	$419,996
Airlines — 0.4%
Southwest Airlines Co.	8,611	466,975
Banks — 3.6%
First Hawaiian, Inc.	40,662	1,124,304
Umpqua Holdings Corp.	156,024	2,708,577
		3,832,881
Biotechnology — 5.6%
AbbVie, Inc.	41,070	3,260,547
Amgen, Inc.	5,632	1,009,930
Gilead Sciences, Inc.	24,890	1,618,846
		5,889,323
Capital Markets — 3.2%
TD Ameritrade Holding Corp.	2,458	129,242
Virtu Financial, Inc., Class A	131,819	3,240,111
		3,369,353
Chemicals — 1.6%
Axalta Coating Systems Ltd.(1)	17,803	480,325
LyondellBasell Industries NV, Class A	12,678	1,118,580
NewMarket Corp.	219	91,888
		1,690,793
Communications Equipment — 0.7%
Cisco Systems, Inc.	6,278	351,254
Ubiquiti Networks, Inc.	1,948	332,037
		683,291
Consumer Finance — 0.6%
OneMain Holdings, Inc.	19,124	649,642
Containers and Packaging — 0.1%
AptarGroup, Inc.	1,139	126,702
Distributors — 0.2%
Genuine Parts Co.	2,359	241,892
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	73,814	2,285,282
Verizon Communications, Inc.	13,227	756,452
		3,041,734
Electric Utilities — 2.0%
Exelon Corp.	42,177	2,148,918
Electronic Equipment, Instruments and Components — 1.3%
CDW Corp.	11,107	1,172,899
Jabil, Inc.	5,251	158,633
		1,331,532

6

	Shares	Value
Energy Equipment and Services — 0.1%
Halliburton Co.	4,019	$113,858
Equity Real Estate Investment Trusts (REITs) — 4.4%
Hospitality Properties Trust	49,283	1,281,358
Lamar Advertising Co., Class A	3,182	263,056
Simon Property Group, Inc.	17,692	3,073,100
		4,617,514
Food and Staples Retailing — 0.4%
Sysco Corp.	5,917	416,379
Health Care Equipment and Supplies — 1.3%
IDEXX Laboratories, Inc.(1)	5,137	1,191,784
Varian Medical Systems, Inc.(1)	989	134,672
		1,326,456
Health Care Providers and Services — 2.0%
Chemed Corp.	5,239	1,712,000
HCA Healthcare, Inc.	2,964	377,110
		2,089,110
Health Care Technology — 0.5%
Cerner Corp.(1)	7,769	516,250
Hotels, Restaurants and Leisure — 1.4%
Darden Restaurants, Inc.	10,049	1,181,762
Extended Stay America, Inc.	14,914	267,110
		1,448,872
Household Durables — 0.1%
NVR, Inc.(1)	41	129,252
Insurance — 1.2%
American National Insurance Co.	11,018	1,248,229
Internet and Direct Marketing Retail — 1.9%
Booking Holdings, Inc.(1)	801	1,485,847
Expedia Group, Inc.	4,056	526,631
		2,012,478
IT Services — 10.5%
Black Knight, Inc.(1)	28,048	1,582,468
Booz Allen Hamilton Holding Corp.	24,655	1,461,795
International Business Machines Corp.	22,698	3,183,848
VeriSign, Inc.(1)	8,535	1,685,236
Western Union Co. (The)	160,322	3,116,660
		11,030,007
Machinery — 3.4%
IDEX Corp.	1,277	200,055
Toro Co. (The)	45,822	3,351,879
		3,551,934
Media — 1.2%
Omnicom Group, Inc.	6,592	527,558
Sirius XM Holdings, Inc.	120,370	699,350
		1,226,908

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	Shares	Value
Metals and Mining — 0.4%
Southern Copper Corp.	11,881	$456,468
Mortgage Real Estate Investment Trusts (REITs) — 2.7%
Two Harbors Investment Corp.	202,776	2,810,475
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	9,818	304,358
Oil, Gas and Consumable Fuels — 5.1%
ConocoPhillips	27,792	1,754,231
Exxon Mobil Corp.	13,844	1,111,396
Occidental Petroleum Corp.	10,814	636,728
ONEOK, Inc.	16,569	1,125,532
Phillips 66	7,620	718,338
		5,346,225
Personal Products — 2.8%
Herbalife Nutrition Ltd.(1)	56,432	2,982,431
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	72,023	3,344,028
Pfizer, Inc.	21,921	890,212
		4,234,240
Road and Rail — 3.4%
CSX Corp.	12,844	1,022,768
Norfolk Southern Corp.	12,596	2,569,836
		3,592,604
Semiconductors and Semiconductor Equipment — 3.8%
Broadcom, Inc.	11,980	3,814,432
Texas Instruments, Inc.	1,863	219,517
		4,033,949
Software — 9.2%
CDK Global, Inc.	31,663	1,909,912
Citrix Systems, Inc.	27,772	2,803,861
Microsoft Corp.	5,180	676,508
Nuance Communications, Inc.(1)	54,643	919,642
Palo Alto Networks, Inc.(1)	7,856	1,954,809
ServiceNow, Inc.(1)	5,167	1,402,892
		9,667,624
Specialty Retail — 8.2%
Burlington Stores, Inc.(1)	15,289	2,582,465
Home Depot, Inc. (The)	5,735	1,168,219
Penske Automotive Group, Inc.	45,600	2,093,952
Tractor Supply Co.	13,954	1,444,239
Ulta Beauty, Inc.(1)	950	331,531
Williams-Sonoma, Inc.	17,050	974,749
		8,595,155
Technology Hardware, Storage and Peripherals — 2.7%
Apple, Inc.	13,875	2,784,296
Thrifts and Mortgage Finance — 0.7%
Essent Group Ltd.(1)	16,318	774,289

8

	Shares	Value
Tobacco — 4.4%
Altria Group, Inc.	19,135	$1,039,605
Philip Morris International, Inc.	41,179	3,564,454
		4,604,059
Trading Companies and Distributors — 1.3%
MSC Industrial Direct Co., Inc., Class A	1,631	136,433
W.W. Grainger, Inc.	4,361	1,229,802
		1,366,235
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $96,490,185)		105,172,687
OTHER ASSETS AND LIABILITIES†		46,495
TOTAL NET ASSETS — 100.0%		$105,219,182

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.
(1) Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $96,490,185)	$105,172,687
Receivable for investments sold	607,842
Receivable for capital shares sold	16,332
Dividends and interest receivable	177,895
105,974,756

Liabilities
Disbursements in excess of demand deposit cash	170,740
Payable for capital shares redeemed	485,212
Accrued management fees	99,524
Distribution and service fees payable	98
755,574

Net Assets	$105,219,182

Net Assets Consist of:
Capital (par value and paid-in surplus)	$94,290,704
Distributable earnings	10,928,478
$105,219,182

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$100,261,396	9,939,523	$10.09
I Class, $0.01 Par Value	$4,468,022	429,742	$10.40
A Class, $0.01 Par Value	$33,614	3,296	$10.20*
R Class, $0.01 Par Value	$225,061	22,134	$10.17
R6 Class, $0.01 Par Value	$231,089	21,906	$10.55
*Maximum offering price $10.82 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$1,581,187
Interest	5,921
1,587,108

Expenses:
Management fees	587,539
Distribution and service fees:
A Class	40
R Class	476
Directors' fees and expenses	1,390
Other expenses	249
589,694

Net investment income (loss)	997,414

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,608,159
Change in net unrealized appreciation (depreciation) on investments	3,435,915

Net realized and unrealized gain (loss)	5,044,074

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,041,488

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$997,414	$1,063,304
Net realized gain (loss)	1,608,159	20,758,677
Change in net unrealized appreciation (depreciation)	3,435,915	(15,098,472)
Net increase (decrease) in net assets resulting from operations	6,041,488	6,723,509

Distributions to Shareholders
From earnings:
Investor Class	(19,540,217)	(6,939,187)
I Class	(1,277,143)	(320,889)
A Class	(6,213)	(2,023)
R Class	(35,135)	(4,512)
R6 Class	(44,855)	(13,157)
Decrease in net assets from distributions	(20,903,563)	(7,279,768)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	14,592,644	2,600,591

Net increase (decrease) in net assets	(269,431)	2,044,332

Net Assets
Beginning of period	105,488,613	103,444,281
End of period	$105,219,182	$105,488,613

See Notes to Financial Statements.

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Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Adaptive Equity Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, R Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

14

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.000% to 1.150%	1.15%
I Class	0.800% to 0.950%	0.95%
A Class	1.000% to 1.150%	1.15%
R Class	1.000% to 1.150%	1.15%
R6 Class	0.650% to 0.800%	0.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $176,968 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(71,098) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $57,743,803 and $62,030,211, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	130,000,000		140,000,000
Sold	342,467	$3,571,600	447,446	$5,521,944
Issued in reinvestment of distributions	2,097,363	18,855,296	569,321	6,717,983
Redeemed	(636,520)	(6,435,618)	(993,886)	(12,209,568)
	1,803,310	15,991,278	22,881	30,359
I Class/Shares Authorized	50,000,000		70,000,000
Sold	135,154	1,344,283	258,025	3,333,659
Issued in reinvestment of distributions	137,920	1,277,143	5,458	65,937
Redeemed	(395,988)	(4,142,348)	(78,074)	(970,395)
	(122,914)	(1,520,922)	185,409	2,429,201
A Class/Shares Authorized	30,000,000		40,000,000
Issued in reinvestment of distributions	683	6,213	170	2,023
R Class/Shares Authorized	30,000,000		40,000,000
Sold	4,763	48,957	11,577	142,832
Issued in reinvestment of distributions	3,863	35,079	379	4,512
Redeemed	(256)	(2,614)	(3,184)	(38,921)
	8,370	81,422	8,772	108,423
R6 Class/Shares Authorized	30,000,000		40,000,000
Sold	442	4,717	8,459	105,313
Issued in reinvestment of distributions	4,777	44,855	1,078	13,157
Redeemed	(1,493)	(14,919)	(7,297)	(87,885)
	3,726	34,653	2,240	30,585
Net increase (decrease)	1,693,175	$14,592,644	219,472	$2,600,591

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

16

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$96,607,471
Gross tax appreciation of investments	$11,794,016
Gross tax depreciation of investments	(3,228,800)
Net tax appreciation (depreciation) of investments	$8,565,216

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$12.07	0.10	0.32	0.42	(0.12)	(2.28)	(2.40)	$10.09	5.97%	1.15%(4)	1.15%(4)	1.92%(4)	1.92%(4)	55%	$100,261
2018	$12.15	0.12	0.66	0.78	(0.04)	(0.82)	(0.86)	$12.07	6.58%	1.15%	1.22%	0.99%	0.92%	112%	$98,221
2017	$9.82	0.07	2.36	2.43	(0.10)	—	(0.10)	$12.15	24.92%	1.16%	1.26%	0.58%	0.48%	85%	$98,585
2016	$10.74	0.10	0.08	0.18	(0.12)	(0.98)	(1.10)	$9.82	2.20%	1.23%	1.25%	1.04%	1.02%	116%	$87,888
2015	$10.15	0.06	0.59	0.65	(0.06)	—	(0.06)	$10.74	6.40%	1.26%	1.26%	0.54%	0.54%	185%	$99,141
2014	$9.08	0.06	1.11	1.17	(0.10)	—	(0.10)	$10.15	12.96%	1.25%	1.25%	0.59%	0.59%	184%	$91,093
I Class
2019(3)	$12.38	0.11	0.34	0.45	(0.15)	(2.28)	(2.43)	$10.40	6.05%	0.95%(4)	0.95%(4)	2.12%(4)	2.12%(4)	55%	$4,468
2018	$12.44	0.15	0.68	0.83	(0.07)	(0.82)	(0.89)	$12.38	6.81%	0.95%	1.02%	1.19%	1.12%	112%	$6,841
2017	$10.05	0.09	2.42	2.51	(0.12)	—	(0.12)	$12.44	25.19%	0.96%	1.06%	0.78%	0.68%	85%	$4,568
2016	$10.96	0.12	0.09	0.21	(0.14)	(0.98)	(1.12)	$10.05	2.47%	1.03%	1.05%	1.24%	1.22%	116%	$2,729
2015	$10.36	0.08	0.60	0.68	(0.08)	—	(0.08)	$10.96	6.58%	1.06%	1.06%	0.74%	0.74%	185%	$2,665
2014	$9.27	0.09	1.11	1.20	(0.11)	—	(0.11)	$10.36	13.13%	1.05%	1.05%	0.79%	0.79%	184%	$2,501

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$12.16	0.08	0.33	0.41	(0.09)	(2.28)	(2.37)	$10.20	5.80%	1.40%(4)	1.40%(4)	1.67%(4)	1.67%(4)	55%	$34
2018	$12.23	0.09	0.67	0.76	(0.01)	(0.82)	(0.83)	$12.16	6.34%	1.40%	1.47%	0.74%	0.67%	112%	$32
2017(5)	$10.24	0.03	1.97	2.00	(0.01)	—	(0.01)	$12.23	19.50%	1.41%(4)	1.51%(4)	0.26%(4)	0.16%(4)	85%(6)	$30
R Class
2019(3)	$12.11	0.07	0.34	0.41	(0.07)	(2.28)	(2.35)	$10.17	5.71%	1.65%(4)	1.65%(4)	1.42%(4)	1.42%(4)	55%	$225
2018	$12.21	0.07	0.65	0.72	—	(0.82)	(0.82)	$12.11	5.99%	1.65%	1.72%	0.49%	0.42%	112%	$167
2017(5)	$10.24	—(7)	1.97	1.97	—(7)	—	—(7)	$12.21	19.28%	1.66%(4)	1.76%(4)	(0.01)%(4)	(0.11)%(4)	85%(6)	$61
R6 Class
2019(3)	$12.53	0.12	0.34	0.46	(0.16)	(2.28)	(2.44)	$10.55	6.13%	0.80%(4)	0.80%(4)	2.27%(4)	2.27%(4)	55%	$231
2018	$12.58	0.17	0.69	0.86	(0.09)	(0.82)	(0.91)	$12.53	6.98%	0.80%	0.87%	1.34%	1.27%	112%	$228
2017(5)	$10.48	0.09	2.02	2.11	(0.01)	—	(0.01)	$12.58	20.17%	0.81%(4)	0.91%(4)	0.82%(4)	0.72%(4)	85%(6)	$201

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	December 1, 2016 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92364 1906

Semiannual Report

April 30, 2019

All Cap Growth Fund
Investor Class (TWGTX)
I Class (ACAJX)
A Class (ACAQX)
C Class (ACAHX)
R Class (ACAWX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class A	7.5%
Microsoft Corp.	7.4%
Apple, Inc.	4.9%
Mastercard, Inc., Class A	4.4%
Facebook, Inc., Class A	4.3%
UnitedHealth Group, Inc.	2.7%
Broadcom, Inc.	2.7%
Visa, Inc., Class A	2.5%
Walt Disney Co. (The)	2.3%

Top Five Industries	% of net assets
Interactive Media and Services	12.3%
Software	11.9%
IT Services	8.8%
Internet and Direct Marketing Retail	8.4%
Semiconductors and Semiconductor Equipment	5.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Exchange-Traded Funds	0.4%
Total Equity Exposure	99.5%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,129.90	$5.28	1.00%
I Class	$1,000	$1,131.10	$4.23	0.80%
A Class	$1,000	$1,128.40	$6.60	1.25%
C Class	$1,000	$1,124.30	$10.53	2.00%
R Class	$1,000	$1,127.00	$7.91	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
I Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.4%
Boeing Co. (The)	22,638	$8,550,146
L3 Technologies, Inc.	9,201	2,011,155
Lockheed Martin Corp.	56,254	18,751,146
		29,312,447
Air Freight and Logistics — 0.6%
XPO Logistics, Inc.(1)	99,507	6,774,436
Airlines — 1.0%
Delta Air Lines, Inc.	200,110	11,664,412
Beverages — 0.5%
Constellation Brands, Inc., Class A	29,376	6,218,018
Biotechnology — 1.6%
Biogen, Inc.(1)	22,851	5,238,363
BioMarin Pharmaceutical, Inc.(1)	44,343	3,792,657
Exelixis, Inc.(1)	137,656	2,706,317
Vertex Pharmaceuticals, Inc.(1)	47,124	7,963,013
		19,700,350
Capital Markets — 1.4%
Cboe Global Markets, Inc.	7,923	805,056
Charles Schwab Corp. (The)	287,965	13,183,038
SEI Investments Co.	55,362	3,014,461
		17,002,555
Chemicals — 1.2%
Dow, Inc.(1)	249,604	14,160,035
Consumer Finance — 0.6%
American Express Co.	60,969	7,147,396
Electrical Equipment — 0.3%
AMETEK, Inc.	46,194	4,072,925
Electronic Equipment, Instruments and Components — 1.2%
CDW Corp.	108,368	11,443,661
National Instruments Corp.	75,577	3,559,676
		15,003,337
Entertainment — 4.5%
Liberty Media Corp-Liberty Formula One, Class C(1)	76,282	2,960,504
Netflix, Inc.(1)	45,184	16,742,479
Take-Two Interactive Software, Inc.(1)	68,119	6,595,963
Walt Disney Co. (The)	205,216	28,108,436
		54,407,382
Equity Real Estate Investment Trusts (REITs) — 2.0%
Crown Castle International Corp.	58,777	7,392,971
Equity Residential	36,666	2,802,016

6

	Shares	Value
SBA Communications Corp.(1)	65,443	$13,332,702
		23,527,689
Food and Staples Retailing — 0.8%
Walmart, Inc.	93,096	9,573,993
Food Products — 0.7%
Mondelez International, Inc., Class A	163,251	8,301,313
Health Care Equipment and Supplies — 4.0%
ABIOMED, Inc.(1)	22,391	6,211,487
Align Technology, Inc.(1)	6,685	2,170,486
Baxter International, Inc.	195,737	14,934,733
Boston Scientific Corp.(1)	130,654	4,849,877
Edwards Lifesciences Corp.(1)	34,378	6,052,934
IDEXX Laboratories, Inc.(1)	12,963	3,007,416
Intuitive Surgical, Inc.(1)	14,006	7,151,884
Penumbra, Inc.(1)	31,628	4,253,966
		48,632,783
Health Care Providers and Services — 3.2%
Amedisys, Inc.(1)	27,017	3,453,313
Quest Diagnostics, Inc.	33,721	3,250,030
UnitedHealth Group, Inc.	137,795	32,115,881
		38,819,224
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	5,544	3,814,494
Darden Restaurants, Inc.	67,557	7,944,703
Domino's Pizza, Inc.	21,681	5,866,445
Las Vegas Sands Corp.	117,246	7,861,344
MGM Resorts International	71,736	1,910,330
Royal Caribbean Cruises Ltd.	99,068	11,981,284
		39,378,600
Household Products — 1.7%
Church & Dwight Co., Inc.	101,046	7,573,398
Procter & Gamble Co. (The)	120,900	12,873,432
		20,446,830
Interactive Media and Services — 12.3%
Alphabet, Inc., Class A(1)	75,495	90,515,485
Facebook, Inc., Class A(1)	267,589	51,751,713
Twitter, Inc.(1)	150,809	6,018,787
		148,285,985
Internet and Direct Marketing Retail — 8.4%
Alibaba Group Holding Ltd. ADR(1)	18,148	3,367,724
Amazon.com, Inc.(1)	48,573	93,576,856
Booking Holdings, Inc.(1)	2,234	4,144,048
		101,088,628
IT Services — 8.8%
Mastercard, Inc., Class A	207,316	52,708,020
PayPal Holdings, Inc.(1)	182,343	20,562,820
VeriSign, Inc.(1)	11,159	2,203,345

7

	Shares	Value
Visa, Inc., Class A	182,931	$30,079,344
		105,553,529
Life Sciences Tools and Services — 1.7%
Agilent Technologies, Inc.	103,448	8,120,668
Bio-Techne Corp.	25,748	5,267,783
Illumina, Inc.(1)	24,692	7,703,904
		21,092,355
Machinery — 1.6%
Cummins, Inc.	85,269	14,179,382
Evoqua Water Technologies Corp.(1)	93,217	1,269,615
Ingersoll-Rand plc	34,996	4,290,860
		19,739,857
Multiline Retail — 0.8%
Target Corp.	125,840	9,742,533
Oil, Gas and Consumable Fuels — 1.1%
Concho Resources, Inc.	111,317	12,843,755
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	47,359	8,136,750
Pharmaceuticals — 3.0%
Merck & Co., Inc.	143,242	11,274,578
Novo Nordisk A/S, B Shares	228,943	11,202,873
Zoetis, Inc.	131,123	13,353,566
		35,831,017
Road and Rail — 1.6%
Canadian Pacific Railway Ltd.	12,164	2,725,587
Lyft, Inc., Class A(1)	39,031	2,334,054
Norfolk Southern Corp.	28,224	5,758,261
Union Pacific Corp.	46,626	8,254,667
		19,072,569
Semiconductors and Semiconductor Equipment — 5.7%
Analog Devices, Inc.	6,353	738,473
Applied Materials, Inc.	361,093	15,913,368
ASML Holding NV	80,010	16,726,464
Broadcom, Inc.	100,682	32,057,149
Maxim Integrated Products, Inc.	43,589	2,615,340
		68,050,794
Software — 11.9%
Adobe, Inc.(1)	58,943	17,049,263
Microsoft Corp.	682,860	89,181,516
Pagerduty, Inc.(1)	12,413	582,170
Palo Alto Networks, Inc.(1)	68,043	16,931,139
salesforce.com, Inc.(1)	112,951	18,676,448
Zoom Video Communications, Inc., Class A(1)	12,756	924,427
		143,344,963
Specialty Retail — 3.5%
Burlington Stores, Inc.(1)	31,276	5,282,829
Home Depot, Inc. (The)	90,613	18,457,868

8

	Shares	Value
TJX Cos., Inc. (The)	336,787	$18,482,871
		42,223,568
Technology Hardware, Storage and Peripherals — 4.9%
Apple, Inc.	293,347	58,865,942
Textiles, Apparel and Luxury Goods — 2.1%
NIKE, Inc., Class B	198,621	17,444,882
Tapestry, Inc.	245,806	7,932,160
		25,377,042
TOTAL COMMON STOCKS (Cost $711,217,700)		1,193,393,012
EXCHANGE-TRADED FUNDS — 0.4%
SPDR S&P 500 ETF Trust (Cost $4,735,912)	16,940	4,980,699
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $3,626,868), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $3,554,005)		3,553,768
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $609,254), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $593,021)		593,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,459	4,459
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,151,227)		4,151,227
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $720,104,839)		1,202,524,938
OTHER ASSETS AND LIABILITIES — 0.1%		1,203,534
TOTAL NET ASSETS — 100.0%		$1,203,728,472

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	417,647	USD	312,655	Morgan Stanley	6/28/19	$(447)
CAD	980,941	USD	732,442	Morgan Stanley	6/28/19	851
USD	66,300	CAD	89,305	Morgan Stanley	6/28/19	(459)
USD	71,146	CAD	94,615	Morgan Stanley	6/28/19	417
USD	69,751	CAD	93,211	Morgan Stanley	6/28/19	73
USD	3,251,865	CAD	4,354,247	Morgan Stanley	6/28/19	(3,110)
USD	60,261	CAD	81,146	Morgan Stanley	6/28/19	(399)
EUR	322,600	USD	366,873	Credit Suisse AG	6/28/19	(3,281)
USD	438,370	EUR	388,849	Credit Suisse AG	6/28/19	111
USD	465,028	EUR	411,891	Credit Suisse AG	6/28/19	798
USD	13,932,101	EUR	12,211,286	Credit Suisse AG	6/28/19	169,153
USD	570,345	EUR	504,063	Credit Suisse AG	6/28/19	2,232
						$165,939

9

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $720,104,839)	$1,202,524,938
Receivable for investments sold	3,250,117
Receivable for capital shares sold	99,745
Unrealized appreciation on forward foreign currency exchange contracts	173,635
Dividends and interest receivable	460,503
1,206,508,938

Liabilities
Payable for investments purchased	1,334,688
Payable for capital shares redeemed	455,569
Unrealized depreciation on forward foreign currency exchange contracts	7,696
Accrued management fees	969,351
Distribution and service fees payable	13,162
2,780,466

Net Assets	$1,203,728,472

Net Assets Consist of:
Capital (par value and paid-in surplus)	$694,236,349
Distributable earnings	509,492,123
$1,203,728,472

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,164,894,387	33,736,719	$34.53
I Class, $0.01 Par Value	$4,650,099	131,840	$35.27
A Class, $0.01 Par Value	$12,942,335	385,247	$33.59*
C Class, $0.01 Par Value	$5,063,713	163,951	$30.89
R Class, $0.01 Par Value	$16,177,938	495,158	$32.67
*Maximum offering price $35.64 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $57,026)	$6,207,019
Interest	124,585
6,331,604

Expenses:
Management fees	5,476,887
Distribution and service fees:
A Class	14,693
C Class	23,321
R Class	37,200
Directors' fees and expenses	14,612
Other expenses	1,637
5,568,350

Net investment income (loss)	763,254

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	27,605,664
Forward foreign currency exchange contract transactions	802,409
Foreign currency translation transactions	493
28,408,566

Change in net unrealized appreciation (depreciation) on:
Investments	109,575,902
Forward foreign currency exchange contracts	(379,086)
Translation of assets and liabilities in foreign currencies	628
109,197,444

Net realized and unrealized gain (loss)	137,606,010

Net Increase (Decrease) in Net Assets Resulting from Operations	$138,369,264

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$763,254	$(856,024)
Net realized gain (loss)	28,408,566	122,878,958
Change in net unrealized appreciation (depreciation)	109,197,444	(23,167,035)
Net increase (decrease) in net assets resulting from operations	138,369,264	98,855,899

Distributions to Shareholders
From earnings:
Investor Class	(118,545,742)	(86,141,596)
I Class	(288,902)	(157,527)
A Class	(1,367,428)	(841,233)
C Class	(578,641)	(384,114)
R Class	(1,764,994)	(1,261,456)
Decrease in net assets from distributions	(122,545,707)	(88,785,926)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	72,875,385	(8,606,955)

Net increase (decrease) in net assets	88,698,942	1,463,018

Net Assets
Beginning of period	1,115,029,530	1,113,566,512
End of period	$1,203,728,472	$1,115,029,530

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. All Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class
1.000%	0.800%	1.000%	1.000%	1.000%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,561,147 and $1,440,666, respectively. The effect of interfund transactions on the Statement of Operations was $(427,989) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $197,700,598 and $241,923,190, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	410,000,000		275,000,000
Sold	449,797	$14,411,293	928,819	$32,780,365
Issued in reinvestment of distributions	4,051,387	116,193,788	2,543,226	84,155,360
Redeemed	(1,938,078)	(61,497,550)	(3,645,506)	(128,563,749)
	2,563,106	69,107,531	(173,461)	(11,628,024)
I Class/Shares Authorized	40,000,000		20,000,000
Sold	60,141	2,075,771	34,439	1,233,710
Issued in reinvestment of distributions	9,605	281,144	4,684	157,527
Redeemed	(9,918)	(319,264)	(23,193)	(822,320)
	59,828	2,037,651	15,930	568,917
A Class/Shares Authorized	30,000,000		20,000,000
Sold	45,506	1,425,341	88,125	3,055,362
Issued in reinvestment of distributions	48,506	1,354,292	25,613	830,104
Redeemed	(67,173)	(2,022,126)	(56,116)	(1,943,945)
	26,839	757,507	57,622	1,941,521
C Class/Shares Authorized	30,000,000		20,000,000
Sold	7,862	236,356	22,672	739,682
Issued in reinvestment of distributions	22,480	578,641	12,631	384,114
Redeemed	(16,925)	(480,396)	(24,312)	(780,905)
	13,417	334,601	10,991	342,891
R Class/Shares Authorized	30,000,000		20,000,000
Sold	35,755	1,089,407	122,415	4,142,899
Issued in reinvestment of distributions	64,937	1,764,994	39,756	1,261,456
Redeemed	(73,418)	(2,216,306)	(153,994)	(5,236,615)
	27,274	638,095	8,177	167,740
Net increase (decrease)	2,690,464	$72,875,385	(80,741)	$(8,606,955)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,165,463,675	$27,929,337	—
Exchange-Traded Funds	4,980,699	—
Temporary Cash Investments	4,459	4,146,768	—
	$1,170,448,833	$32,076,105	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$173,635	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$7,696	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $20,778,692.

The value of foreign currency risk derivative instruments as of April 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $173,635 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $7,696 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $802,409 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(379,086) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$721,458,846
Gross tax appreciation of investments	$494,093,547
Gross tax depreciation of investments	(13,027,455)
Net tax appreciation (depreciation) of investments	$481,066,092

18

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2018, the fund had late-year ordinary loss deferrals of $(1,117,415), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$34.65	0.02	3.70	3.72	(3.84)	$34.53	12.99%	1.00%(4)	0.16%(4)	18%	$1,164,894
2018	$34.51	(0.02)	2.94	2.92	(2.78)	$34.65	8.83%	1.00%	(0.06)%	49%	$1,080,124
2017	$30.56	(0.01)	6.41	6.40	(2.45)	$34.51	22.43%	1.01%	(0.03)%	44%	$1,081,686
2016	$32.53	(0.03)	0.08	0.05	(2.02)	$30.56	0.24%	1.00%	(0.09)%	49%	$971,588
2015	$34.71	(0.05)	2.71	2.66	(4.84)	$32.53	9.40%	1.00%	(0.15)%	43%	$1,082,419
2014	$35.63	(0.06)	3.64	3.58	(4.50)	$34.71	11.50%	1.00%	(0.18)%	56%	$1,079,950
I Class
2019(3)	$35.27	0.05	3.79	3.84	(3.84)	$35.27	13.11%	0.80%(4)	0.36%(4)	18%	$4,650
2018	$35.01	0.05	2.99	3.04	(2.78)	$35.27	9.06%	0.80%	0.14%	49%	$2,540
2017	$30.92	0.02	6.52	6.54	(2.45)	$35.01	22.64%	0.81%	0.17%	44%	$1,964
2016	$32.83	0.03	0.08	0.11	(2.02)	$30.92	0.46%	0.80%	0.11%	49%	$318
2015	$34.92	0.01	2.74	2.75	(4.84)	$32.83	9.60%	0.80%	0.05%	43%	$280
2014	$35.76	—(5)	3.66	3.66	(4.50)	$34.92	11.71%	0.80%	0.02%	56%	$191

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$33.86	(0.01)	3.58	3.57	(3.84)	$33.59	12.84%	1.25%(4)	(0.09)%(4)	18%	$12,942
2018	$33.86	(0.11)	2.89	2.78	(2.78)	$33.86	8.56%	1.25%	(0.31)%	49%	$12,136
2017	$30.10	(0.09)	6.30	6.21	(2.45)	$33.86	22.12%	1.26%	(0.28)%	44%	$10,185
2016	$32.15	(0.10)	0.07	(0.03)	(2.02)	$30.10	(0.02)%	1.25%	(0.34)%	49%	$10,743
2015	$34.44	(0.13)	2.68	2.55	(4.84)	$32.15	9.12%	1.25%	(0.40)%	43%	$10,657
2014	$35.47	(0.14)	3.61	3.47	(4.50)	$34.44	11.22%	1.25%	(0.43)%	56%	$8,837
C Class
2019(3)	$31.57	(0.12)	3.28	3.16	(3.84)	$30.89	12.43%	2.00%(4)	(0.84)%(4)	18%	$5,064
2018	$31.97	(0.35)	2.73	2.38	(2.78)	$31.57	7.76%	2.00%	(1.06)%	49%	$4,752
2017	$28.75	(0.30)	5.97	5.67	(2.45)	$31.97	21.21%	2.01%	(1.03)%	44%	$4,461
2016	$31.02	(0.31)	0.06	(0.25)	(2.02)	$28.75	(0.77)%	2.00%	(1.09)%	49%	$4,324
2015	$33.62	(0.35)	2.59	2.24	(4.84)	$31.02	8.32%	2.00%	(1.15)%	43%	$4,656
2014	$34.96	(0.38)	3.54	3.16	(4.50)	$33.62	10.40%	2.00%	(1.18)%	56%	$3,932
R Class
2019(3)	$33.08	(0.05)	3.48	3.43	(3.84)	$32.67	12.70%	1.50%(4)	(0.34)%(4)	18%	$16,178
2018	$33.22	(0.19)	2.83	2.64	(2.78)	$33.08	8.29%	1.50%	(0.56)%	49%	$15,478
2017	$29.65	(0.16)	6.18	6.02	(2.45)	$33.22	21.79%	1.51%	(0.53)%	44%	$15,271
2016	$31.77	(0.18)	0.08	(0.10)	(2.02)	$29.65	(0.25)%	1.50%	(0.59)%	49%	$13,809
2015	$34.16	(0.20)	2.65	2.45	(4.84)	$31.77	8.87%	1.50%	(0.65)%	43%	$13,544
2014	$35.30	(0.22)	3.58	3.36	(4.50)	$34.16	10.93%	1.50%	(0.68)%	56%	$9,743

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92361 1906

Semiannual Report

April 30, 2019

Balanced Fund
Investor Class (TWBIX)
I Class (ABINX)
R5 Class (ABGNX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2019
Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	7.5 years
Average Duration (effective)	5.7 years

Top Ten Common Stocks	% of net assets
Microsoft Corp.	2.6%
Amazon.com, Inc.	2.5%
Apple, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Facebook, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Visa, Inc., Class A	1.3%
Bank of America Corp.	1.2%
Cisco Systems, Inc.	1.1%
Verizon Communications, Inc.	1.0%

Top Five Common Stocks Industries	% of net assets
Software	5.3%
Banks	3.9%
Interactive Media and Services	3.8%
Internet and Direct Marketing Retail	3.1%
Health Care Equipment and Supplies	2.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	60.2%
Corporate Bonds	10.8%
U.S. Treasury Securities	9.1%
U.S. Government Agency Mortgage-Backed Securities	8.8%
Asset-Backed Securities	2.3%
Collateralized Mortgage Obligations	2.0%
Collateralized Loan Obligations	1.6%
Commercial Mortgage-Backed Securities	1.5%
Municipal Securities	0.6%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.3%
U.S. Government Agency Securities	0.1%
Temporary Cash Investments	3.5%
Other Assets and Liabilities	(1.2)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,078.80	$4.64	0.90%
I Class	$1,000	$1,079.80	$3.61	0.70%
R5 Class	$1,000	$1,079.80	$3.61	0.70%
Hypothetical
Investor Class	$1,000	$1,020.33	$4.51	0.90%
I Class	$1,000	$1,021.32	$3.51	0.70%
R5 Class	$1,000	$1,021.32	$3.51	0.70%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 60.2%
Aerospace and Defense — 1.3%
Boeing Co. (The)	21,803	$8,234,775
Raytheon Co.	17,258	3,064,848
		11,299,623
Air Freight and Logistics — 0.4%
CH Robinson Worldwide, Inc.	46,566	3,771,846
Banks — 3.9%
Bank of America Corp.	341,686	10,448,758
Comerica, Inc.	25,894	2,035,009
Fifth Third Bancorp	47,462	1,367,855
JPMorgan Chase & Co.	107,516	12,477,232
SunTrust Banks, Inc.	80,349	5,261,252
Wells Fargo & Co.	65,585	3,174,970
		34,765,076
Beverages — 1.5%
Coca-Cola Co. (The)	164,723	8,081,310
PepsiCo, Inc.	44,791	5,735,488
		13,816,798
Biotechnology — 1.6%
AbbVie, Inc.	48,757	3,870,818
Alexion Pharmaceuticals, Inc.(1)	6,604	899,003
Amgen, Inc.	21,585	3,870,622
Biogen, Inc.(1)	10,093	2,313,719
Celgene Corp.(1)	29,153	2,759,623
Gilead Sciences, Inc.	4,644	302,046
		14,015,831
Building Products — 0.4%
Johnson Controls International plc	80,468	3,017,550
Masco Corp.	10,841	423,449
		3,440,999
Capital Markets — 0.4%
Artisan Partners Asset Management, Inc., Class A	8,126	230,291
Evercore, Inc., Class A	1,126	109,706
LPL Financial Holdings, Inc.	42,184	3,125,412
TD Ameritrade Holding Corp.	7,477	393,141
		3,858,550
Chemicals — 0.3%
CF Industries Holdings, Inc.	59,985	2,686,128
Commercial Services and Supplies — 1.4%
MSA Safety, Inc.	10,786	1,185,489
Republic Services, Inc.	66,679	5,522,355

	Shares/ Principal Amount	Value
Waste Management, Inc.	56,114	$6,023,277
		12,731,121
Communications Equipment — 1.3%
Cisco Systems, Inc.	175,896	9,841,381
F5 Networks, Inc.(1)	9,786	1,535,424
		11,376,805
Consumer Finance — 0.9%
Discover Financial Services	65,284	5,319,993
Synchrony Financial	69,570	2,411,992
		7,731,985
Containers and Packaging — 0.4%
Packaging Corp. of America	40,534	4,019,351
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	22,655	4,909,565
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	32,449	1,004,621
Verizon Communications, Inc.	162,878	9,314,993
		10,319,614
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	13,938	2,518,736
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	15,355	1,621,488
Keysight Technologies, Inc.(1)	49,101	4,273,260
National Instruments Corp.	7,453	351,037
Tech Data Corp.(1)	2,943	313,753
		6,559,538
Entertainment — 1.0%
Activision Blizzard, Inc.	61,135	2,947,318
Electronic Arts, Inc.(1)	48,321	4,573,583
Take-Two Interactive Software, Inc.(1)	10,680	1,034,144
		8,555,045
Equity Real Estate Investment Trusts (REITs) — 1.2%
Brixmor Property Group, Inc.	157,810	2,821,643
GEO Group, Inc. (The)	77,512	1,551,790
Healthcare Trust of America, Inc., Class A	112,210	3,094,752
Host Hotels & Resorts, Inc.	109,151	2,100,065
Life Storage, Inc.	11,022	1,050,286
		10,618,536
Food Products — 1.2%
General Mills, Inc.	113,069	5,819,661
Hershey Co. (The)	37,870	4,728,070
		10,547,731
Health Care Equipment and Supplies — 2.7%
Danaher Corp.	49,274	6,525,849
DexCom, Inc.(1)	10,124	1,225,713
Hill-Rom Holdings, Inc.	24,620	2,496,960
ICU Medical, Inc.(1)	7,051	1,604,102

	Shares/ Principal Amount	Value
Integer Holdings Corp.(1)	20,459	$1,413,512
Medtronic plc	77,305	6,865,457
NuVasive, Inc.(1)	10,456	633,634
STERIS plc	25,848	3,385,571
Varian Medical Systems, Inc.(1)	1,827	248,783
		24,399,581
Health Care Providers and Services — 0.9%
Amedisys, Inc.(1)	15,688	2,005,240
UnitedHealth Group, Inc.	26,725	6,228,796
		8,234,036
Hotels, Restaurants and Leisure — 0.6%
Darden Restaurants, Inc.	39,830	4,684,008
Extended Stay America, Inc.	21,602	386,892
		5,070,900
Household Products — 0.5%
Colgate-Palmolive Co.	39,312	2,861,521
Procter & Gamble Co. (The)	15,990	1,702,615
		4,564,136
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc.	50,929	2,096,747
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	21,308	3,699,708
Insurance — 0.7%
Progressive Corp. (The)	83,386	6,516,616
Interactive Media and Services — 3.8%
Alphabet, Inc., Class A(1)	16,947	20,318,775
Facebook, Inc., Class A(1)	73,183	14,153,592
		34,472,367
Internet and Direct Marketing Retail — 3.1%
Amazon.com, Inc.(1)	11,573	22,295,616
eBay, Inc.	145,288	5,629,910
		27,925,526
IT Services — 2.5%
Akamai Technologies, Inc.(1)	58,919	4,717,055
EVERTEC, Inc.	22,082	691,387
International Business Machines Corp.	7,104	996,478
PayPal Holdings, Inc.(1)	38,972	4,394,873
Total System Services, Inc.	5,537	566,103
Visa, Inc., Class A	69,328	11,399,603
		22,765,499
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	60,336	4,736,376
Bio-Rad Laboratories, Inc., Class A(1)	4,925	1,482,080
Illumina, Inc.(1)	8,745	2,728,440
Thermo Fisher Scientific, Inc.	26,145	7,253,931
		16,200,827

	Shares/ Principal Amount	Value
Machinery — 0.7%
Allison Transmission Holdings, Inc.	64,760	$3,034,654
Snap-on, Inc.	20,411	3,434,763
		6,469,417
Metals and Mining — 0.4%
Steel Dynamics, Inc.	117,499	3,722,368
Multiline Retail — 0.4%
Kohl's Corp.	54,076	3,844,804
Oil, Gas and Consumable Fuels — 2.5%
Chevron Corp.	75,287	9,038,957
ConocoPhillips	48,705	3,074,260
CVR Energy, Inc.	39,616	1,806,886
Exxon Mobil Corp.	40,808	3,276,066
HollyFrontier Corp.	17,807	849,928
Phillips 66	50,456	4,756,487
		22,802,584
Paper and Forest Products — 0.4%
Domtar Corp.	78,520	3,839,628
Personal Products — 0.4%
Edgewell Personal Care Co.(1)	41,133	1,695,914
Herbalife Nutrition Ltd.(1)	29,631	1,565,998
		3,261,912
Pharmaceuticals — 2.7%
Allergan plc	16,518	2,428,146
Bristol-Myers Squibb Co.	35,187	1,633,732
Eli Lilly & Co.	8,151	953,993
Jazz Pharmaceuticals plc(1)	10,043	1,303,280
Johnson & Johnson	47,448	6,699,658
Merck & Co., Inc.	38,073	2,996,726
Mylan NV(1)	56,097	1,514,058
Pfizer, Inc.	93,060	3,779,167
Zoetis, Inc.	25,163	2,562,600
		23,871,360
Professional Services — 1.0%
CoStar Group, Inc.(1)	7,955	3,947,669
Korn Ferry	5,666	266,415
Robert Half International, Inc.	70,787	4,395,165
		8,609,249
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.	15,708	2,427,986
Semiconductors and Semiconductor Equipment — 2.7%
Broadcom, Inc.	18,753	5,970,955
Intel Corp.	180,438	9,209,556
QUALCOMM, Inc.	81,265	6,999,354
Xilinx, Inc.	17,338	2,082,987
		24,262,852

	Shares/ Principal Amount	Value
Software — 5.3%
Adobe, Inc.(1)	25,793	$7,460,625
Intuit, Inc.	23,164	5,815,554
LogMeIn, Inc.	7,081	583,474
Microsoft Corp.	179,663	23,463,988
Oracle Corp. (New York)	89,298	4,940,858
VMware, Inc., Class A	25,642	5,234,302
		47,498,801
Specialty Retail — 1.9%
AutoZone, Inc.(1)	5,377	5,529,223
Murphy USA, Inc.(1)	7,515	642,307
O'Reilly Automotive, Inc.(1)	12,730	4,819,196
Ross Stores, Inc.	60,900	5,947,494
		16,938,220
Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	105,263	21,123,126
HP, Inc.	56,379	1,124,761
		22,247,887
Textiles, Apparel and Luxury Goods — 1.7%
Deckers Outdoor Corp.(1)	33,016	5,223,461
NIKE, Inc., Class B	72,203	6,341,590
Tapestry, Inc.	110,349	3,560,962
		15,126,013
Thrifts and Mortgage Finance — 0.2%
Essent Group Ltd.(1)	41,396	1,964,240
Tobacco — 0.1%
Altria Group, Inc.	15,833	860,207
TOTAL COMMON STOCKS (Cost $397,050,212)		541,236,349
CORPORATE BONDS — 10.8%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.80%, 3/1/45	$80,000	78,887
United Technologies Corp., 6.05%, 6/1/36	250,000	302,268
		381,155
Air Freight and Logistics†
FedEx Corp., 4.40%, 1/15/47	70,000	66,174
United Parcel Service, Inc., 2.80%, 11/15/24	300,000	301,240
		367,414
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	275,000	274,132
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	155,147
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	460,612
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	400,000	389,174
General Motors Co., 4.20%, 10/1/27	100,000	99,821
General Motors Co., 5.15%, 4/1/38	260,000	251,088
General Motors Financial Co., Inc., 3.20%, 7/6/21	620,000	619,882

	Shares/ Principal Amount	Value
General Motors Financial Co., Inc., 5.25%, 3/1/26	$560,000	$593,168
		2,843,024
Banks — 2.3%
Banco Santander SA, 3.50%, 4/11/22	400,000	404,498
Bank of America Corp., 4.10%, 7/24/23	370,000	386,717
Bank of America Corp., MTN, 4.20%, 8/26/24	610,000	633,360
Bank of America Corp., MTN, 4.00%, 1/22/25	1,475,000	1,511,772
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	125,497
Bank of America Corp., MTN, VRN, 3.97%, 3/5/29	400,000	408,816
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	140,000	147,609
Bank of America Corp., VRN, 3.00%, 12/20/23	911,000	907,783
Barclays Bank plc, 5.14%, 10/14/20	200,000	205,606
Barclays plc, 4.375%, 1/12/26	200,000	203,706
BNP Paribas SA, 4.375%, 9/28/25(2)	200,000	205,069
BPCE SA, 3.00%, 5/22/22(2)	250,000	248,801
BPCE SA, 5.15%, 7/21/24(2)	200,000	210,673
Citibank N.A., 3.65%, 1/23/24	350,000	360,660
Citigroup, Inc., 2.90%, 12/8/21	650,000	650,744
Citigroup, Inc., 2.75%, 4/25/22	325,000	323,446
Citigroup, Inc., 4.05%, 7/30/22	70,000	72,309
Citigroup, Inc., 3.20%, 10/21/26	1,005,000	987,007
Citigroup, Inc., 4.45%, 9/29/27	800,000	830,656
Citigroup, Inc., VRN, 3.52%, 10/27/28	390,000	385,301
Cooperatieve Rabobank UA, 3.95%, 11/9/22	450,000	458,615
Discover Bank, 3.35%, 2/6/23	250,000	251,588
Discover Bank, 3.45%, 7/27/26	500,000	488,337
Fifth Third BanCorp., 4.30%, 1/16/24	110,000	115,678
Fifth Third Bank, 2.875%, 10/1/21	250,000	251,037
HSBC Bank plc, 4.125%, 8/12/20(2)	300,000	305,308
HSBC Holdings plc, 2.95%, 5/25/21	800,000	801,969
HSBC Holdings plc, 4.30%, 3/8/26	400,000	416,974
HSBC Holdings plc, 4.375%, 11/23/26	420,000	432,275
HSBC Holdings plc, VRN, 3.26%, 3/13/23	220,000	221,374
Huntington Bancshares, Inc., 2.30%, 1/14/22	260,000	256,442
JPMorgan Chase & Co., 2.55%, 3/1/21	420,000	419,014
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	476,785
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	222,844
JPMorgan Chase & Co., 3.875%, 9/10/24	560,000	577,235
JPMorgan Chase & Co., 3.125%, 1/23/25	1,070,000	1,070,344
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	320,000	319,844
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	200,000	197,423
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	100,000	97,776
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	100,000	96,792
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	200,000	204,329
Regions Financial Corp., 2.75%, 8/14/22	280,000	278,651
Regions Financial Corp., 3.80%, 8/14/23	250,000	257,819
Royal Bank of Canada, 2.15%, 10/26/20	850,000	844,839

	Shares/ Principal Amount	Value
SunTrust Bank, 3.30%, 5/15/26	$200,000	$198,109
Synchrony Bank, 3.00%, 6/15/22	250,000	248,353
U.S. Bancorp, MTN, 3.60%, 9/11/24	330,000	340,998
Wells Fargo & Co., 3.07%, 1/24/23	210,000	210,384
Wells Fargo & Co., 4.125%, 8/15/23	200,000	206,987
Wells Fargo & Co., 3.00%, 4/22/26	350,000	342,289
Wells Fargo & Co., MTN, 3.75%, 1/24/24	270,000	278,294
Wells Fargo & Co., MTN, 3.55%, 9/29/25	160,000	163,179
Wells Fargo & Co., MTN, 4.10%, 6/3/26	210,000	215,195
Wells Fargo & Co., MTN, 4.65%, 11/4/44	200,000	207,795
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28	250,000	251,041
		20,935,946
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(2)	500,000	507,806
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	630,000	674,567
Constellation Brands, Inc., 4.75%, 12/1/25	210,000	224,672
		1,407,045
Biotechnology — 0.6%
AbbVie, Inc., 2.50%, 5/14/20	450,000	448,619
AbbVie, Inc., 2.90%, 11/6/22	620,000	618,305
AbbVie, Inc., 3.60%, 5/14/25	120,000	120,842
AbbVie, Inc., 4.40%, 11/6/42	240,000	223,014
AbbVie, Inc., 4.70%, 5/14/45	60,000	57,619
Amgen, Inc., 2.20%, 5/22/19	750,000	749,854
Amgen, Inc., 2.65%, 5/11/22	390,000	388,127
Amgen, Inc., 4.66%, 6/15/51	289,000	293,240
Biogen, Inc., 3.625%, 9/15/22	520,000	529,982
Celgene Corp., 3.25%, 8/15/22	190,000	191,645
Celgene Corp., 3.625%, 5/15/24	300,000	305,119
Celgene Corp., 3.875%, 8/15/25	500,000	516,081
Gilead Sciences, Inc., 4.40%, 12/1/21	310,000	321,885
Gilead Sciences, Inc., 3.65%, 3/1/26	840,000	858,991
		5,623,323
Capital Markets — 0.7%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	860,000	857,714
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	460,000	462,514
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	930,000	917,794
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	100,000	107,310
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	610,000	623,450
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	170,000	168,979
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	220,000	205,076
Morgan Stanley, 2.75%, 5/19/22	200,000	199,092
Morgan Stanley, 5.00%, 11/24/25	450,000	485,726
Morgan Stanley, 4.375%, 1/22/47	90,000	93,663
Morgan Stanley, MTN, 5.625%, 9/23/19	870,000	879,525

	Shares/ Principal Amount	Value
Morgan Stanley, MTN, 3.70%, 10/23/24	$760,000	$780,928
Morgan Stanley, MTN, 4.00%, 7/23/25	600,000	624,367
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	250,000	252,500
		6,658,638
Chemicals†
Westlake Chemical Corp., 4.375%, 11/15/47	210,000	190,566
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	220,000	224,617
Waste Connections, Inc., 3.50%, 5/1/29	290,000	289,450
		514,067
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	169,425
Consumer Finance — 0.3%
American Express Co., 3.00%, 10/30/24	140,000	140,030
American Express Credit Corp., MTN, 2.20%, 3/3/20	450,000	448,226
American Express Credit Corp., MTN, 2.25%, 5/5/21	450,000	446,569
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	249,987
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	249,942
Capital One Financial Corp., 3.80%, 1/31/28	450,000	444,329
PNC Bank N.A., 3.80%, 7/25/23	750,000	771,954
Synchrony Financial, 3.00%, 8/15/19	90,000	90,024
		2,841,061
Containers and Packaging†
International Paper Co., 4.40%, 8/15/47	80,000	74,173
Diversified Consumer Services†
CommonSpirit Health, 2.95%, 11/1/22	110,000	109,445
George Washington University (The), 3.55%, 9/15/46	115,000	108,378
		217,823
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/23	270,000	270,902
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	600,000	601,794
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	280,000	282,911
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	694,000	686,899
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(2)	300,000	301,833
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(2)	200,000	207,486
Voya Financial, Inc., 5.70%, 7/15/43	160,000	185,073
		2,536,898
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 3.875%, 8/15/21	500,000	512,480
AT&T, Inc., 3.40%, 5/15/25	450,000	452,451
AT&T, Inc., 4.10%, 2/15/28	150,000	153,653
AT&T, Inc., 5.25%, 3/1/37	110,000	117,924
AT&T, Inc., 5.15%, 11/15/46	428,000	448,613
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(2)	600,000	597,355
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	140,000	139,155
Orange SA, 4.125%, 9/14/21	210,000	217,129

	Shares/ Principal Amount	Value
Telefonica Emisiones SA, 5.46%, 2/16/21	$100,000	$104,489
Verizon Communications, Inc., 3.38%, 2/15/25	200,000	203,119
Verizon Communications, Inc., 2.625%, 8/15/26	610,000	586,491
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	161,689
Verizon Communications, Inc., 5.01%, 8/21/54	250,000	280,094
		3,974,642
Electric Utilities — 0.2%
AEP Transmission Co. LLC, 3.75%, 12/1/47	100,000	97,985
American Electric Power Co., Inc., 3.20%, 11/13/27	110,000	107,693
Duke Energy Corp., 3.55%, 9/15/21	90,000	91,374
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	145,573
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	218,362
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	135,041
Exelon Corp., 5.15%, 12/1/20	220,000	226,676
Exelon Corp., 4.45%, 4/15/46	150,000	155,833
FirstEnergy Corp., 4.25%, 3/15/23	180,000	187,492
FirstEnergy Corp., 4.85%, 7/15/47	90,000	95,971
Georgia Power Co., 4.30%, 3/15/42	70,000	70,615
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(2)	120,000	118,350
Progress Energy, Inc., 3.15%, 4/1/22	90,000	90,502
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	84,152
Virginia Electric & Power Co., 3.45%, 2/15/24	160,000	163,874
Xcel Energy, Inc., 3.35%, 12/1/26	100,000	100,239
		2,089,732
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	220,000	225,256
Halliburton Co., 4.85%, 11/15/35	150,000	158,036
		383,292
Entertainment — 0.1%
Viacom, Inc., 3.125%, 6/15/22	190,000	189,883
Viacom, Inc., 4.25%, 9/1/23	160,000	166,599
Viacom, Inc., 4.375%, 3/15/43	240,000	218,215
Walt Disney Co. (The), 6.90%, 8/15/39(2)	150,000	212,448
Walt Disney Co. (The), 4.75%, 9/15/44(2)	80,000	91,868
		879,013
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 3.375%, 10/15/26	110,000	108,383
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	120,000	120,396
Boston Properties LP, 3.65%, 2/1/26	280,000	282,934
Crown Castle International Corp., 5.25%, 1/15/23	180,000	193,375
Essex Portfolio LP, 3.625%, 8/15/22	150,000	152,783
Essex Portfolio LP, 3.25%, 5/1/23	50,000	50,050
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	130,000	140,082
Hospitality Properties Trust, 4.65%, 3/15/24	290,000	296,838
Kilroy Realty LP, 3.80%, 1/15/23	130,000	132,477
Kimco Realty Corp., 2.80%, 10/1/26	240,000	226,880
Public Storage, 3.39%, 5/1/29	230,000	231,425

	Shares/ Principal Amount	Value
Ventas Realty LP, 4.125%, 1/15/26	$100,000	$103,255
VEREIT Operating Partnership LP, 4.125%, 6/1/21	230,000	234,241
		2,273,119
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.30%, 1/15/21	330,000	332,420
Kroger Co. (The), 3.875%, 10/15/46	150,000	127,150
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(2)	350,000	348,054
Walmart, Inc., 4.05%, 6/29/48	210,000	221,099
		1,028,723
Gas Utilities — 0.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	200,000	210,080
Enterprise Products Operating LLC, 5.20%, 9/1/20	450,000	464,166
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	486,180
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	313,121
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	590,000	647,314
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	330,753
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	200,000	198,899
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	40,000	39,398
		2,689,911
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	440,000	447,420
Becton Dickinson and Co., 3.70%, 6/6/27	120,000	119,729
Medtronic, Inc., 3.50%, 3/15/25	430,000	443,496
Medtronic, Inc., 4.375%, 3/15/35	200,000	215,151
		1,225,796
Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	130,000	128,452
Anthem, Inc., 3.65%, 12/1/27	140,000	138,915
Anthem, Inc., 4.65%, 1/15/43	130,000	131,352
Cardinal Health, Inc., 1.95%, 6/14/19	500,000	499,510
CVS Health Corp., 3.50%, 7/20/22	420,000	425,318
CVS Health Corp., 2.75%, 12/1/22	170,000	167,748
CVS Health Corp., 4.30%, 3/25/28	620,000	625,106
CVS Health Corp., 4.78%, 3/25/38	160,000	156,075
CVS Health Corp., 5.05%, 3/25/48	150,000	148,528
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	164,208
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	100,000	101,722
Northwell Healthcare, Inc., 4.26%, 11/1/47	120,000	120,426
Stanford Health Care, 3.80%, 11/15/48	95,000	95,171
UnitedHealth Group, Inc., 2.875%, 12/15/21	230,000	231,357
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	311,429
UnitedHealth Group, Inc., 3.75%, 7/15/25	210,000	218,504
UnitedHealth Group, Inc., 4.75%, 7/15/45	140,000	154,805

		Shares/ Principal Amount	Value
Universal Health Services, Inc., 4.75%, 8/1/22(2)		$130,000	$131,479
			3,950,105
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24		100,000	101,850
McDonald's Corp., MTN, 3.375%, 5/26/25		80,000	81,504
McDonald's Corp., MTN, 4.45%, 3/1/47		330,000	336,913
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		130,000	139,603
			659,870
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23		110,000	118,957
Lennar Corp., 4.75%, 4/1/21		352,000	359,237
Toll Brothers Finance Corp., 6.75%, 11/1/19		100,000	102,000
Toll Brothers Finance Corp., 4.35%, 2/15/28		350,000	336,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		100,000	100,078
			1,016,272
Insurance — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		150,000	150,041
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		300,000	312,118
American International Group, Inc., 4.125%, 2/15/24		925,000	966,322
American International Group, Inc., 4.50%, 7/16/44		50,000	49,022
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		230,000	233,438
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48		190,000	197,174
Chubb INA Holdings, Inc., 3.15%, 3/15/25		280,000	283,467
Chubb INA Holdings, Inc., 3.35%, 5/3/26		110,000	112,058
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	300,000	366,713
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$220,000	259,344
Markel Corp., 4.90%, 7/1/22		190,000	200,249
MetLife, Inc., 4.125%, 8/13/42		110,000	111,971
MetLife, Inc., 4.875%, 11/13/43		110,000	123,770
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		200,000	200,992
Principal Financial Group, Inc., 3.30%, 9/15/22		70,000	70,900
Prudential Financial, Inc., 3.94%, 12/7/49		477,000	467,788
WR Berkley Corp., 4.625%, 3/15/22		130,000	136,125
			4,241,492
Internet and Direct Marketing Retail†
eBay, Inc., 2.15%, 6/5/20		170,000	168,956
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		450,000	435,698
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		150,000	152,605
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		148,000	150,071
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26		130,000	126,317
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		110,000	126,886
			555,879

	Shares/ Principal Amount	Value
Media — 0.4%
CBS Corp., 4.85%, 7/1/42	$60,000	$59,736
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	1,140,000	1,210,221
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	70,000	69,973
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	270,000	307,116
Comcast Corp., 6.40%, 5/15/38	310,000	399,117
Comcast Corp., 4.60%, 10/15/38	290,000	312,134
Comcast Corp., 4.75%, 3/1/44	470,000	512,209
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	130,000	133,089
TEGNA, Inc., 5.125%, 7/15/20	330,000	332,063
Warner Media LLC, 2.95%, 7/15/26	370,000	355,182
Warner Media LLC, 3.80%, 2/15/27	150,000	151,015
		3,841,855
Metals and Mining†
Steel Dynamics, Inc., 4.125%, 9/15/25	300,000	299,250
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	164,369
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	150,000	143,953
CenterPoint Energy, Inc., 4.25%, 11/1/28	270,000	281,271
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	148,867
Dominion Energy, Inc., 2.75%, 9/15/22	210,000	208,772
Dominion Energy, Inc., 4.90%, 8/1/41	200,000	214,158
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	124,473
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	74,731
FirstEnergy Transmission LLC, 4.55%, 4/1/49(2)	170,000	174,216
Florida Power & Light Co., 4.125%, 2/1/42	140,000	146,505
Florida Power & Light Co., 3.95%, 3/1/48	130,000	133,327
MidAmerican Energy Co., 4.40%, 10/15/44	250,000	270,038
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	293,564
NiSource, Inc., 5.65%, 2/1/45	140,000	164,222
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	123,517
Sempra Energy, 2.875%, 10/1/22	200,000	198,737
Sempra Energy, 3.25%, 6/15/27	180,000	173,914
Sempra Energy, 3.80%, 2/1/38	90,000	83,264
Sempra Energy, 4.00%, 2/1/48	100,000	92,404
Southwestern Public Service Co., 3.70%, 8/15/47	100,000	95,621
		3,309,923
Oil, Gas and Consumable Fuels — 1.0%
Antero Resources Corp., 5.00%, 3/1/25	50,000	49,500
Apache Corp., 4.75%, 4/15/43	120,000	115,319
BP Capital Markets America, Inc., 4.50%, 10/1/20	100,000	102,515
Cimarex Energy Co., 4.375%, 6/1/24	220,000	228,832
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	146,005
Concho Resources, Inc., 4.375%, 1/15/25	270,000	278,699
Continental Resources, Inc., 4.375%, 1/15/28	640,000	657,416

	Shares/ Principal Amount	Value
Ecopetrol SA, 5.875%, 5/28/45	$90,000	$93,523
Enbridge, Inc., 4.00%, 10/1/23	140,000	145,084
Encana Corp., 6.50%, 2/1/38	210,000	249,514
Energy Transfer Operating LP, 4.15%, 10/1/20	200,000	203,063
Energy Transfer Operating LP, 7.50%, 10/15/20	150,000	159,604
Energy Transfer Operating LP, 3.60%, 2/1/23	160,000	160,829
Energy Transfer Operating LP, 4.25%, 3/15/23	370,000	379,987
Energy Transfer Operating LP, 5.25%, 4/15/29	420,000	452,668
Energy Transfer Operating LP, 4.90%, 3/15/35	70,000	67,320
Energy Transfer Operating LP, 6.50%, 2/1/42	180,000	203,746
Energy Transfer Operating LP, 6.00%, 6/15/48	220,000	239,403
EOG Resources, Inc., 5.625%, 6/1/19	150,000	150,315
EOG Resources, Inc., 4.10%, 2/1/21	130,000	133,128
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	100,559
Hess Corp., 6.00%, 1/15/40	130,000	139,128
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	175,381
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	249,567
Kinder Morgan, Inc., 5.55%, 6/1/45	250,000	273,094
Marathon Oil Corp., 3.85%, 6/1/25	280,000	283,560
MPLX LP, 4.875%, 6/1/25	410,000	436,940
MPLX LP, 4.50%, 4/15/38	120,000	115,487
MPLX LP, 5.20%, 3/1/47	90,000	92,920
Newfield Exploration Co., 5.75%, 1/30/22	370,000	394,802
Newfield Exploration Co., 5.375%, 1/1/26	140,000	151,285
Noble Energy, Inc., 4.15%, 12/15/21	290,000	297,224
Petroleos Mexicanos, 6.00%, 3/5/20	77,000	78,639
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	242,832
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	57,750
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	48,608
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	188,830
Phillips 66, 4.30%, 4/1/22	250,000	260,605
Shell International Finance BV, 2.375%, 8/21/22	130,000	129,029
Shell International Finance BV, 3.25%, 5/11/25	200,000	203,965
Shell International Finance BV, 3.625%, 8/21/42	140,000	136,202
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	120,133
Williams Cos., Inc. (The), 4.125%, 11/15/20	300,000	304,804
Williams Cos., Inc. (The), 4.55%, 6/24/24	270,000	284,702
Williams Cos., Inc. (The), 5.10%, 9/15/45	200,000	205,457
		9,187,973
Paper and Forest Products†
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	350,000	363,336
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22	400,000	399,741
Allergan Funding SCS, 3.85%, 6/15/24	440,000	447,590
Allergan Funding SCS, 4.55%, 3/15/35	110,000	108,396
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	660,000	652,529
		1,608,256

	Shares/ Principal Amount	Value
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	$176,000	$177,874
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	57,367
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	238,804
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	310,000	322,806
CSX Corp., 3.40%, 8/1/24	180,000	184,927
CSX Corp., 3.25%, 6/1/27	380,000	378,539
Union Pacific Corp., 3.60%, 9/15/37	200,000	191,608
Union Pacific Corp., 4.75%, 9/15/41	150,000	160,480
Union Pacific Corp., 4.05%, 11/15/45	80,000	78,289
		1,790,694
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	200,000	202,794
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	200,000	204,048
		406,842
Software — 0.2%
Microsoft Corp., 2.70%, 2/12/25	570,000	569,060
Microsoft Corp., 3.45%, 8/8/36	220,000	218,981
Microsoft Corp., 4.25%, 2/6/47	340,000	372,628
Oracle Corp., 2.50%, 10/15/22	260,000	258,336
Oracle Corp., 3.625%, 7/15/23	280,000	289,578
Oracle Corp., 2.65%, 7/15/26	100,000	97,017
		1,805,600
Specialty Retail — 0.1%
Ashtead Capital, Inc., 4.125%, 8/15/25(2)	200,000	199,500
Home Depot, Inc. (The), 3.75%, 2/15/24	150,000	156,894
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	460,244
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	50,554
United Rentals North America, Inc., 4.625%, 7/15/23	120,000	122,400
		989,592
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.75%, 1/13/25	130,000	129,328
Apple, Inc., 2.50%, 2/9/25	540,000	529,657
Apple, Inc., 2.45%, 8/4/26	210,000	202,503
Apple, Inc., 3.20%, 5/11/27	250,000	251,957
Apple, Inc., 2.90%, 9/12/27	320,000	315,037
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	820,000	888,919
Dell International LLC / EMC Corp., 4.90%, 10/1/26(2)	300,000	307,601
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	280,000	282,716
		2,907,718
Trading Companies and Distributors†
International Lease Finance Corp., 5.875%, 8/15/22	100,000	107,789
Wireless Telecommunication Services†
America Movil SAB de CV, 3.125%, 7/16/22	155,000	156,050
TOTAL CORPORATE BONDS (Cost $95,564,225)		97,107,936

	Shares/ Principal Amount	Value
U.S. TREASURY SECURITIES — 9.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	$1,050,000	$1,170,750
U.S. Treasury Bonds, 4.375%, 11/15/39	2,900,000	3,626,869
U.S. Treasury Bonds, 4.375%, 5/15/41	1,600,000	2,005,594
U.S. Treasury Bonds, 3.125%, 11/15/41	2,500,000	2,611,279
U.S. Treasury Bonds, 3.00%, 5/15/42	2,900,000	2,961,682
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,126,650
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,294,439
U.S. Treasury Bonds, 3.125%, 8/15/44	1,100,000	1,141,809
U.S. Treasury Bonds, 3.00%, 11/15/44	1,400,000	1,422,039
U.S. Treasury Bonds, 2.50%, 2/15/45	5,650,000	5,220,512
U.S. Treasury Bonds, 3.00%, 5/15/45	900,000	914,449
U.S. Treasury Bonds, 3.00%, 11/15/45	700,000	711,156
U.S. Treasury Bonds, 3.375%, 11/15/48	2,100,000	2,285,883
U.S. Treasury Notes, 1.50%, 10/31/19	3,650,000	3,633,746
U.S. Treasury Notes, 2.50%, 5/31/20(3)	1,200,000	1,201,641
U.S. Treasury Notes, 2.00%, 10/31/21	800,000	795,375
U.S. Treasury Notes, 2.625%, 12/15/21	7,000,000	7,069,590
U.S. Treasury Notes, 1.875%, 1/31/22(3)	1,500,000	1,485,234
U.S. Treasury Notes, 2.375%, 3/15/22	5,600,000	5,623,734
U.S. Treasury Notes, 1.875%, 4/30/22	1,800,000	1,780,875
U.S. Treasury Notes, 2.00%, 11/30/22	15,200,000	15,070,563
U.S. Treasury Notes, 2.375%, 2/29/24	1,400,000	1,406,754
U.S. Treasury Notes, 2.625%, 12/31/25	3,500,000	3,551,816
U.S. Treasury Notes, 2.50%, 2/28/26	1,500,000	1,510,664
U.S. Treasury Notes, 3.125%, 11/15/28	10,800,000	11,371,219
TOTAL U.S. TREASURY SECURITIES (Cost $80,572,230)		81,994,322
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.8%
FHLMC, VRN, 4.68%, (1-year H15T1Y plus 2.25%), 9/1/35	326,202	343,765
FHLMC, VRN, 4.59%, (12-month LIBOR plus 1.87%), 7/1/36	39,885	41,861
FHLMC, VRN, 4.45%, (1-year H15T1Y plus 2.14%), 10/1/36	156,010	163,982
FHLMC, VRN, 4.72%, (1-year H15T1Y plus 2.25%), 4/1/37	147,947	155,700
FHLMC, VRN, 4.62%, (12-month LIBOR plus 1.79%), 2/1/38	53,674	56,303
FHLMC, VRN, 4.83%, (12-month LIBOR plus 1.84%), 6/1/38	44,225	46,575
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40	60,360	62,729
FHLMC, VRN, 4.31%, (12-month LIBOR plus 1.88%), 5/1/41	16,347	17,082
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	74,511	76,338
FHLMC, VRN, 4.08%, (12-month LIBOR plus 1.87%), 7/1/41	156,682	162,741
FHLMC, VRN, 4.70%, (12-month LIBOR plus 1.64%), 2/1/43	47,391	49,109
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 6/1/43	796	822
FHLMC, VRN, 4.27%, (12-month LIBOR plus 1.65%), 6/1/43	30,511	31,570
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.63%), 1/1/44	237,692	238,764
FHLMC, VRN, 2.46%, (12-month LIBOR plus 1.58%), 10/1/44	341,616	348,740
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	195,940	196,761
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	483,854	484,101

	Shares/ Principal Amount	Value
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	$829,807	$839,999
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	223,033	230,973
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	108,952	112,667
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35	202,336	209,508
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	97,583	100,941
FNMA, VRN, 4.55%, (1-year H15T1Y plus 2.16%), 3/1/38	126,127	132,506
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	16,958	17,893
FNMA, VRN, 4.69%, (12-month LIBOR plus 1.79%), 3/1/40	33,952	35,707
FNMA, VRN, 3.62%, (12-month LIBOR plus 1.79%), 8/1/40	112,553	116,350
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	92,347	95,423
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	76,548	78,029
FNMA, VRN, 4.56%, (12-month LIBOR plus 1.55%), 3/1/43	179,158	184,655
FNMA, VRN, 2.60%, (12-month LIBOR plus 1.60%), 4/1/46	328,638	329,790
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	639,164	645,463
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.61%), 3/1/47	253,072	255,664
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	399,840	404,218
FNMA, VRN, 2.96%, (12-month LIBOR plus 1.62%), 5/1/47	255,346	257,650
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	584,232	593,568
		7,117,947
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.0%
FHLMC, 6.50%, 1/1/28	10,338	11,408
FHLMC, 5.50%, 12/1/33	89,955	98,911
FHLMC, 5.00%, 7/1/35	747,720	803,900
FHLMC, 5.50%, 1/1/38	74,869	82,252
FHLMC, 6.00%, 8/1/38	44,573	49,404
FHLMC, 3.00%, 2/1/43	775,950	771,163
FHLMC, 3.50%, 12/1/47	543,677	550,254
FNMA, 4.00% TBA	1,650,000	1,693,298
FNMA, 4.50% TBA	1,705,000	1,774,247
FNMA, 4.50%, 5/1/19	121	124
FNMA, 4.50%, 5/1/19	22	22
FNMA, 5.00%, 9/1/20	37,343	38,087
FNMA, 6.50%, 1/1/29	16,529	18,499
FNMA, 7.50%, 7/1/29	28,417	30,455
FNMA, 7.50%, 9/1/30	8,884	10,420
FNMA, 5.00%, 7/1/31	426,411	449,825
FNMA, 6.50%, 9/1/31	13,286	14,637
FNMA, 7.00%, 9/1/31	4,954	5,352
FNMA, 6.50%, 1/1/32	13,564	14,945
FNMA, 6.50%, 8/1/32	16,208	18,299
FNMA, 5.50%, 6/1/33	51,469	56,281
FNMA, 5.50%, 7/1/33	81,276	88,751
FNMA, 5.50%, 8/1/33	139,114	152,721
FNMA, 5.50%, 9/1/33	99,146	109,138
FNMA, 5.00%, 11/1/33	279,619	300,150
FNMA, 3.50%, 3/1/34	447,806	458,280
FNMA, 5.00%, 4/1/35	369,367	396,439

	Shares/ Principal Amount	Value
FNMA, 4.50%, 9/1/35	$168,656	$178,936
FNMA, 5.00%, 2/1/36	235,327	253,817
FNMA, 5.50%, 4/1/36	86,002	94,717
FNMA, 5.50%, 5/1/36	165,959	182,799
FNMA, 5.00%, 11/1/36	621,858	667,566
FNMA, 5.50%, 2/1/37	41,466	45,664
FNMA, 6.00%, 7/1/37	347,842	388,617
FNMA, 6.50%, 8/1/37	67,506	73,510
FNMA, 5.50%, 7/1/39	286,257	315,307
FNMA, 5.00%, 4/1/40	699,617	752,805
FNMA, 5.00%, 6/1/40	555,218	597,430
FNMA, 4.50%, 8/1/40	872,733	925,235
FNMA, 4.50%, 9/1/40	1,764,771	1,870,913
FNMA, 3.50%, 1/1/41	1,071,308	1,089,924
FNMA, 4.00%, 1/1/41	884,123	922,038
FNMA, 4.00%, 5/1/41	943,517	976,941
FNMA, 4.50%, 7/1/41	329,591	349,348
FNMA, 4.50%, 9/1/41	346,905	367,148
FNMA, 4.50%, 9/1/41	1,392,704	1,476,044
FNMA, 4.00%, 12/1/41	866,258	902,312
FNMA, 4.00%, 1/1/42	525,305	543,919
FNMA, 4.00%, 1/1/42	694,872	719,492
FNMA, 3.50%, 5/1/42	1,434,041	1,458,962
FNMA, 3.50%, 6/1/42	486,194	495,395
FNMA, 3.00%, 11/1/42	1,193,432	1,186,243
FNMA, 3.50%, 5/1/45	1,260,402	1,279,137
FNMA, 3.00%, 11/1/46	2,680,247	2,652,651
FNMA, 3.50%, 2/1/47	8,231,056	8,351,674
FNMA, 6.50%, 8/1/47	11,199	11,946
FNMA, 6.50%, 9/1/47	15,923	16,909
FNMA, 6.50%, 9/1/47	765	814
FNMA, 6.50%, 9/1/47	8,371	8,891
FNMA, 3.50%, 10/1/47	6,409,085	6,476,854
FNMA, 3.50%, 3/1/48	1,883,470	1,903,372
FNMA, 3.00%, 4/1/48	2,417,091	2,396,571
FNMA, 4.00%, 6/1/48	7,246,089	7,458,476
FNMA, 4.00%, 8/1/48	4,833,111	4,973,492
FNMA, 3.50%, 4/1/49	1,525,000	1,540,145
GNMA, 3.50% TBA	3,300,000	3,355,172
GNMA, 4.00% TBA	2,000,000	2,059,961
GNMA, 7.00%, 4/20/26	28,380	31,342
GNMA, 7.50%, 8/15/26	16,400	18,076
GNMA, 7.00%, 2/15/28	6,392	6,400
GNMA, 7.50%, 2/15/28	6,895	6,905
GNMA, 7.00%, 12/15/28	7,625	7,635
GNMA, 7.00%, 5/15/31	35,882	40,892
GNMA, 5.50%, 11/15/32	107,877	119,142

	Shares/ Principal Amount	Value
GNMA, 4.50%, 5/20/41	$346,043	$364,090
GNMA, 4.50%, 6/15/41	397,572	421,113
GNMA, 4.00%, 12/15/41	625,106	648,579
GNMA, 3.50%, 6/20/42	748,564	764,699
GNMA, 3.50%, 7/20/42	365,306	372,843
GNMA, 4.50%, 11/20/43	459,830	483,490
GNMA, 2.50%, 7/20/46	1,165,542	1,135,060
		71,738,675
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $78,771,634)		78,856,622
ASSET-BACKED SECURITIES — 2.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	750,000	749,727
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	703,330	698,586
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.72%, (1-month LIBOR plus 1.25%), 12/17/33(2)	818,028	818,756
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(2)	236,081	235,641
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	733,734	747,870
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	41,485	41,406
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	258,974	256,618
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	307,641	305,655
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(2)	1,555,025	1,581,122
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.17%, (1-month LIBOR plus 0.70%), 3/17/37(2)	1,877,975	1,860,592
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.55%, (1-month LIBOR plus 1.08%), 6/17/37(2)	1,225,000	1,218,902
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.47%, (1-month LIBOR plus 1.00%), 7/17/37(2)	1,871,393	1,876,393
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	169,916	168,186
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	173,745	172,423
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	266,876	262,602
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	648,310	640,638
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(2)	868,212	882,718
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.87%, (1-month LIBOR plus 1.40%), 1/17/34(2)	549,458	549,970
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	1,000,000	1,027,224
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(2)	2,550,000	2,622,265
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	158,823	158,613
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	95,781	95,458

	Shares/ Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(2)	$651,814	$660,506
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(2)	210,203	211,354
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(2)	379,248	375,190
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(2)	474,721	470,982
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	399,313	396,658
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	328,058	324,453
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	122,119	124,562
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	399,692	395,754
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	751,854	763,091
TOTAL ASSET-BACKED SECURITIES (Cost $20,569,258)		20,693,915
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	12,639	12,885
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.38%, 3/25/35	179,596	183,096
Agate Bay Mortgage Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	345,389	345,498
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 6/25/34	142,752	143,562
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.45%, 8/25/34	209,271	205,645
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.43%, 8/25/34	408,091	408,601
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	56,554	57,881
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	105,688	107,783
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	4,154	4,059
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.47%, 10/25/34	220,838	220,592
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	50,101	50,961
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.87%, 6/25/34	65,663	65,454
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.55%, 5/25/34	105,840	109,004
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	154,343	153,728
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	139,346	143,164
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.41%, 9/25/35	177,053	180,631
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.35%, 7/25/35	43,625	44,168

	Shares/ Principal Amount	Value
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.19%, 7/25/35	$27,541	$27,640
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.68%, 4/25/35	128,307	131,100
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	64,018	62,879
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(2)	714,749	712,917
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(2)	1,051,004	1,057,465
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.45%, 11/21/34	188,348	195,533
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.38%, 11/25/35	112,951	113,056
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.44%, 2/25/35	155,051	157,752
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(2)	1,205,443	1,236,871
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	733,215	755,994
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.98%, (1-month LIBOR plus 1.50%), 6/25/57(2)	446,221	457,171
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(2)	578,619	585,687
Sequoia Mortgage Trust, Series 2018-7, Class A4, VRN, 4.00%, 9/25/48(2)	1,548,223	1,582,530
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(2)	1,165,857	1,185,767
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	268,888	261,136
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.46%, 7/25/34	81,407	82,397
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.22%, (1-month LIBOR plus 0.74%), 9/25/44	503,438	498,950
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.46%, 3/25/35	309,460	307,001
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	36,693	37,679
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.64%, 9/25/34	68,132	70,597
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	54,620	56,116
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	44,379	43,831
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	125,491	128,745
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.78%, 6/25/35	278,937	296,941
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.84%, 6/25/35	25,337	26,463
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.98%, 3/25/35	142,201	146,086
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.96%, 5/25/35	115,512	119,828
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	60,799	60,645

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	$78,155	$77,454
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	35,802	35,826
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	18,808	19,135
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	19,384	19,330
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	50,839	49,333
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	98,259	103,797
		13,140,364
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.78%, (1-month LIBOR plus 1.30%), 3/25/29	35,047	35,180
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.93%, (1-month LIBOR plus 0.45%), 7/25/30	541,501	539,570
FNMA, Series 2014-C02, Class 1M2, VRN, 5.08%, (1-month LIBOR plus 2.60%), 5/25/24	125,000	131,171
FNMA, Series 2014-C02, Class 2M2, VRN, 5.08%, (1-month LIBOR plus 2.60%), 5/25/24	511,586	534,261
FNMA, Series 2016-C04, Class 1M1, VRN, 3.93%, (1-month LIBOR plus 1.45%), 1/25/29	166,922	167,540
FNMA, Series 2016-C05, Class 2M1, VRN, 3.83%, (1-month LIBOR plus 1.35%), 1/25/29	31,879	31,902
FNMA, Series 2017-C01, Class 1M1, VRN, 3.78%, (1-month LIBOR plus 1.30%), 7/25/29	155,107	155,644
FNMA, Series 2018-C01, Class 1M1, VRN, 3.08%, (1-month LIBOR plus 0.60%), 7/25/30	1,818,748	1,818,388
FNMA, Series 2018-C02, Class 2M1, VRN, 3.13%, (1-month LIBOR plus 0.65%), 8/25/30	1,428,858	1,428,146
		4,841,802
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,838,277)		17,982,166
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
ARES LI CLO Ltd., Series 2019-51A, Class B, VRN, 4.35%, (3-month LIBOR plus 1.85%), 4/15/31(2)	925,000	925,976
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/20/31(2)	750,000	741,079
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, VRN, 3.74%, (3-month LIBOR plus 1.14%), 7/15/31(2)	650,000	644,356
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/17/31(2)	625,000	614,760
CBAM Ltd., Series 2019-9A, Class A, VRN, 4.01%, (3-month LIBOR plus 1.28%), 2/12/30(2)	1,150,000	1,149,063
CBAM Ltd., Series 2019-9A, Class B1, VRN, 4.63%, (3-month LIBOR plus 1.90%), 2/12/30(2)	675,000	674,049
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.56%, (3-month LIBOR plus 0.98%), 4/24/31(2)	450,000	443,043
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.70%, (3-month LIBOR plus 1.11%), 1/22/31(2)	325,000	322,235
CIFC Funding Ltd., Series 2019-1A, Class B, VRN, 4.43%, (3-month LIBOR plus 1.80%), 4/20/32(2)	1,125,000	1,126,210

	Shares/ Principal Amount	Value
Dryden 71 CLO Ltd., Series 2018-71A, Class B, VRN, 4.59%, (3-month LIBOR plus 1.90%), 1/15/29(2)	$700,000	$701,056
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.71%, (3-month LIBOR plus 1.12%), 7/20/31(2)	750,000	744,095
KKR CLO Ltd., Series 11, Class AR, VRN, 3.78%, (3-month LIBOR plus 1.18%), 1/15/31(2)	500,000	496,212
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.74%, (3-month LIBOR plus 1.15%), 7/20/31(2)	650,000	645,326
LCM XIV LP, Series 2014A, Class AR, VRN, 3.62%, (3-month LIBOR plus 1.04%), 7/20/31(2)	300,000	296,569
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.97%, (1-month LIBOR plus 1.50%), 5/15/28(2)	848,000	850,232
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.54%, (3-month LIBOR plus 0.95%), 4/19/30(2)	850,000	846,409
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.58%, (3-month LIBOR plus 0.98%), 4/15/31(2)	900,000	893,971
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.75%, (3-month LIBOR plus 1.15%), 4/18/31(2)	885,000	876,520
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.66%, (3-month LIBOR plus 1.07%), 10/20/28(2)	750,000	751,262
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.55%, (3-month LIBOR plus 0.97%), 4/25/31(2)	500,000	491,841
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.75%, (3-month LIBOR plus 1.15%), 10/18/31(2)	375,000	371,760
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,677,654)		14,606,024
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	1,000,000	1,017,559
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	1,650,000	1,783,555
BX Trust, Series 2018-MCSF, Class A, VRN, 3.05%, (1-month LIBOR plus 0.58%), 4/15/35(2)	700,000	690,991
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	675,000	716,962
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	775,000	812,215
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	900,000	938,965
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	400,000	387,385
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	1,000,000	1,007,690
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.17%, (1-month LIBOR plus 0.70%), 6/15/34(2)	1,250,000	1,249,676
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	1,000,000	1,017,290
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 8/10/38(2)	1,275,000	1,248,967
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	475,000	492,127
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	275,000	290,023
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	600,000	590,702
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	675,000	681,688

	Shares/ Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(2)	$725,000	$729,406
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,589,665)		13,655,201
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	410,708
Houston GO, 3.96%, 3/1/47	120,000	123,881
Los Angeles Community College District GO, 6.68%, 8/1/36	100,000	137,262
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	141,174
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	81,569
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	806,123
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	153,375
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	300,452
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	138,231
New York City GO, 6.27%, 12/1/37	95,000	124,911
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	124,901
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	59,933
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	277,269
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	365,913
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	268,346
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	95,000	110,668
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	132,373
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	94,197
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	143,252
State of California GO, 4.60%, 4/1/38	355,000	377,997
State of California GO, 7.55%, 4/1/39	100,000	153,006
State of California GO, 7.30%, 10/1/39	160,000	232,851
State of California GO, 7.60%, 11/1/40	80,000	124,892
State of Illinois GO, 5.10%, 6/1/33	345,000	339,380
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	88,952
State of Texas GO, 5.52%, 4/1/39	50,000	63,191
State of Washington GO, 5.14%, 8/1/40	20,000	23,840
TOTAL MUNICIPAL SECURITIES (Cost $4,689,197)		5,398,647
BANK LOAN OBLIGATIONS(4) — 0.4%
Diversified Telecommunication Services — 0.1%
Level 3 Financing Inc., 2017 Term Loan B, 4.73%, (1-month LIBOR plus 2.25%), 2/22/24	420,000	420,735
Zayo Group, LLC, 2017 Incremental Term Loan, 4.73%, (1-month LIBOR plus 2.25%), 1/19/24	470,000	470,618
		891,353
Food Products†
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.49%, (1-month LIBOR plus 2.00%), 5/24/24	238,751	239,232

	Shares/ Principal Amount	Value
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.49%, (1-month LIBOR plus 2.00%), 5/24/24	$73,893	$74,042
		313,274
Health Care Providers and Services — 0.1%
DaVita, Inc., Term Loan B, 5.23%, (1-month LIBOR plus 2.75%), 6/24/21	397,911	399,254
HCA Inc., 2018 Term Loan B10, 4.48%, (1-month LIBOR plus 2.00%), 3/13/25	368,557	369,742
		768,996
Hotels, Restaurants and Leisure — 0.1%
Hilton Worldwide Finance, LLC, Term Loan B2, 4.23%, (1-month LIBOR plus 1.75%), 10/25/23	260,518	261,645
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.48%, (1-month LIBOR plus 2.00%), 3/21/25	433,395	433,861
		695,506
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 2016 Term Loan B, 4.23%, (1-month LIBOR plus 1.75%), 6/30/23	575,561	576,042
Media†
Charter Communications Operating, LLC, 2017 Term Loan B, 4.49%, (1-month LIBOR plus 2.00%), 4/30/25	397,985	399,416
Technology Hardware, Storage and Peripherals†
Dell International LLC, 2017 Term Loan B, 4.49%, (1-month LIBOR plus 2.00%), 9/7/23	56,447	56,542
Western Digital Corporation, 2018 Term Loan B4, 4.23%, (1-month LIBOR plus 1.75%), 4/29/23	243,759	241,901
		298,443
TOTAL BANK LOAN OBLIGATIONS (Cost $3,946,213)		3,943,030
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	101,908
Chile Government International Bond, 3.625%, 10/30/42	100,000	98,748
		200,656
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	318,680
Colombia Government International Bond, 6.125%, 1/18/41	100,000	117,875
		436,555
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	609,180
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	93,975
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	217,600
		311,575
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	306,245
Philippine Government International Bond, 6.375%, 10/23/34	150,000	198,643
		504,888

	Shares/ Principal Amount	Value
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	$140,000	$141,474
Republic of Poland Government International Bond, 5.125%, 4/21/21	140,000	146,844
		288,318
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	111,358
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	115,680
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,475,693)		2,578,210
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.125%, 4/24/26	270,000	263,310
FNMA, 6.625%, 11/15/30	600,000	827,756
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,014,170)		1,091,066
TEMPORARY CASH INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $31,286,280)	31,286,280	31,286,280
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $762,044,708)		910,429,768
OTHER ASSETS AND LIABILITIES — (1.2)%		(10,589,654)
TOTAL NET ASSETS — 100.0%		$899,840,114

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	355,647	EUR	314,246	JPMorgan Chase Bank N.A.	6/19/19	$1,749
USD	7,912	EUR	7,012	JPMorgan Chase Bank N.A.	6/19/19	15
						$1,764

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	236	June 2019	$47,200,000	$50,269,843	$137,336
U.S. Treasury 5-Year Notes	43	June 2019	$4,300,000	4,972,547	26,462
U.S. Treasury 10-Year Notes	51	June 2019	$5,100,000	6,307,266	33,479
U.S. Treasury 10-Year Ultra Notes	5	June 2019	$500,000	658,906	(2,277)
U.S. Treasury Long Bonds	29	June 2019	$2,900,000	4,276,594	43,302
				$66,485,156	$238,302

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $55,530,672, which represented 6.2% of total net assets.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $284,019.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $762,044,708)	$910,429,768
Receivable for investments sold	2,527,051
Receivable for capital shares sold	169,916
Receivable for variation margin on futures contracts	55,350
Unrealized appreciation on forward foreign currency exchange contracts	1,764
Interest and dividends receivable	2,638,550
915,822,399

Liabilities
Payable for investments purchased	14,573,470
Payable for capital shares redeemed	759,918
Accrued management fees	648,897
15,982,285

Net Assets	$899,840,114

Net Assets Consist of:
Capital (par value and paid-in surplus)	$748,810,673
Distributable earnings	151,029,441
$899,840,114

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$833,605,731	44,587,083	$18.70
I Class, $0.01 Par Value	$63,405,413	3,388,950	$18.71
R5 Class, $0.01 Par Value	$2,828,970	151,231	$18.71

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$6,008,991
Dividends	5,455,537
11,464,528

Expenses:
Management fees	3,783,781
Directors' fees and expenses	11,455
Other expenses	2,637
3,797,873

Net investment income (loss)	7,666,655

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,605,472
Forward foreign currency exchange contract transactions	18,312
Futures contract transactions	340,690
Swap agreement transactions	64,035
Foreign currency translation transactions	(533)
3,027,976

Change in net unrealized appreciation (depreciation) on:
Investments	54,837,330
Forward foreign currency exchange contracts	(9,202)
Futures contracts	406,245
Translation of assets and liabilities in foreign currencies	578
55,234,951

Net realized and unrealized gain (loss)	58,262,927

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,929,582

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$7,666,655	$11,994,840
Net realized gain (loss)	3,027,976	48,171,350
Change in net unrealized appreciation (depreciation)	55,234,951	(44,288,047)
Net increase (decrease) in net assets resulting from operations	65,929,582	15,878,143

Distributions to Shareholders
From earnings:
Investor Class	(50,963,515)	(46,718,422)
I Class	(3,885,713)	(4,323,186)
R5 Class	(167,087)	(21,216)
Decrease in net assets from distributions	(55,016,315)	(51,062,824)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	26,156,222	9,996,470

Net increase (decrease) in net assets	37,069,489	(25,188,211)

Net Assets
Beginning of period	862,770,625	887,958,836
End of period	$899,840,114	$862,770,625

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers the Investor Class, I Class and R5 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.900%	0.90%
I Class	0.600% to 0.700%	0.70%
R5 Class	0.600% to 0.700%	0.70%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $7,163,825 and $1,425,989, respectively. The effect of interfund transactions on the Statement of Operations was $112,791 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2019 totaled $465,229,367, of which $216,187,118 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 totaled $516,244,225, of which $222,999,673 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	550,000,000		360,000,000
Sold	1,911,320	$34,288,519	3,868,835	$74,382,638
Issued in reinvestment of distributions	2,931,144	49,878,255	2,405,295	45,635,273
Redeemed	(3,285,923)	(58,889,081)	(5,429,365)	(104,029,188)
	1,556,541	25,277,693	844,765	15,988,723
I Class/Shares Authorized	50,000,000		40,000,000
Sold	303,632	5,524,257	692,390	13,353,992
Issued in reinvestment of distributions	228,173	3,885,703	226,647	4,304,435
Redeemed	(487,443)	(8,747,164)	(1,372,689)	(26,321,224)
	44,362	662,796	(453,652)	(8,662,797)
R5 Class/Shares Authorized	30,000,000		50,000,000
Sold	5,278	95,219	137,666	2,655,767
Issued in reinvestment of distributions	9,809	167,087	1,095	21,216
Redeemed	(2,563)	(46,573)	(331)	(6,439)
	12,524	215,733	138,430	2,670,544
Net increase (decrease)	1,613,427	$26,156,222	529,543	$9,996,470

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$541,236,349	—	—
Corporate Bonds	—	$97,107,936	—
U.S. Treasury Securities	—	81,994,322	—
U.S. Government Agency Mortgage-Backed Securities	—	78,856,622	—
Asset-Backed Securities	—	20,693,915	—
Collateralized Mortgage Obligations	—	17,982,166	—
Collateralized Loan Obligations	—	14,606,024	—
Commercial Mortgage-Backed Securities	—	13,655,201	—
Municipal Securities	—	5,398,647	—
Bank Loan Obligations	—	3,943,030	—
Sovereign Governments and Agencies	—	2,578,210	—
U.S. Government Agency Securities	—	1,091,066	—
Temporary Cash Investments	31,286,280	—	—
	$572,522,629	$337,907,139	—
Other Financial Instruments
Futures Contracts	$240,579	—	—
Forward Foreign Currency Exchange Contracts	—	$1,764	—
	$240,579	$1,764	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,277	—	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $8,900,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $362,727.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $39,216,667 futures contracts purchased.

Value of Derivative Instruments as of April 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,764	Unrealized depreciation on forward foreign currency exchange contracts	–
Interest Rate Risk	Receivable for variation margin on futures contracts*	55,350	Payable for variation margin on futures contracts*	–
		$57,114		–

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$64,035	Change in net unrealized appreciation (depreciation) on swap agreements	–
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	18,312	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(9,202)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	340,690	Change in net unrealized appreciation (depreciation) on futures contracts	406,245
		$423,037		$397,043

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$764,182,918
Gross tax appreciation of investments	$155,548,449
Gross tax depreciation of investments	(9,301,599)
Net tax appreciation (depreciation) of investments	$146,246,850

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$18.55	0.16	1.18	1.34	(0.16)	(1.03)	(1.19)	$18.70	7.88%	0.90%(4)	1.78%(4)	54%	$833,606
2018	$19.31	0.25	0.09	0.34	(0.25)	(0.85)	(1.10)	$18.55	1.72%	0.90%	1.32%	115%	$798,120
2017	$17.39	0.26	2.10	2.36	(0.28)	(0.16)	(0.44)	$19.31	13.78%	0.91%	1.44%	112%	$814,569
2016	$17.91	0.25	0.26	0.51	(0.26)	(0.77)	(1.03)	$17.39	3.14%	0.90%	1.44%	104%	$754,957
2015	$19.38	0.26	(0.08)	0.18	(0.28)	(1.37)	(1.65)	$17.91	0.98%	0.90%	1.43%	94%	$789,209
2014	$19.19	0.25	1.66	1.91	(0.28)	(1.44)	(1.72)	$19.38	10.76%	0.90%	1.36%	64%	$815,636
I Class
2019(3)	$18.56	0.18	1.17	1.35	(0.17)	(1.03)	(1.20)	$18.71	7.98%	0.70%(4)	1.98%(4)	54%	$63,405
2018	$19.32	0.29	0.09	0.38	(0.29)	(0.85)	(1.14)	$18.56	1.92%	0.70%	1.52%	115%	$62,077
2017	$17.40	0.30	2.09	2.39	(0.31)	(0.16)	(0.47)	$19.32	13.99%	0.71%	1.64%	112%	$73,385
2016	$17.92	0.28	0.27	0.55	(0.30)	(0.77)	(1.07)	$17.40	3.35%	0.70%	1.64%	104%	$58,915
2015	$19.39	0.30	(0.09)	0.21	(0.31)	(1.37)	(1.68)	$17.92	1.19%	0.70%	1.63%	94%	$54,230
2014	$19.20	0.29	1.65	1.94	(0.31)	(1.44)	(1.75)	$19.39	10.98%	0.70%	1.56%	64%	$49,009
R5 Class
2019(3)	$18.56	0.18	1.17	1.35	(0.17)	(1.03)	(1.20)	$18.71	7.98%	0.70%(4)	1.98%(4)	54%	$2,829
2018	$19.32	0.30	0.08	0.38	(0.29)	(0.85)	(1.14)	$18.56	1.93%	0.70%	1.52%	115%	$2,574
2017(5)	$18.18	0.17	1.14	1.31	(0.17)	—	(0.17)	$19.32	7.21%	0.71%(4)	1.66%(4)	112%(6)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

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American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92356 1906

Semiannual Report

April 30, 2019

Capital Value Fund
Investor Class (ACTIX)
I Class (ACPIX)
A Class (ACCVX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
JPMorgan Chase & Co.	3.7%
Cisco Systems, Inc.	3.4%
Johnson & Johnson	3.0%
Chevron Corp.	3.0%
Pfizer, Inc.	2.9%
Wells Fargo & Co.	2.9%
Oracle Corp. (New York)	2.8%
Bank of America Corp.	2.8%
Merck & Co., Inc.	2.5%
Medtronic plc	2.2%

Top Five Industries	% of net assets
Banks	15.0%
Oil, Gas and Consumable Fuels	11.0%
Pharmaceuticals	9.5%
Health Care Equipment and Supplies	5.8%
Health Care Providers and Services	4.3%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	91.6%
Foreign Common Stocks*	6.2%
Total Common Stocks	97.8%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	0.1%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,065.80	$5.12	1.00%
I Class	$1,000	$1,066.60	$4.10	0.80%
A Class	$1,000	$1,064.50	$6.40	1.25%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
I Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.8%
Aerospace and Defense — 1.5%
Textron, Inc.	9,250	$490,250
United Technologies Corp.	11,185	1,595,093
		2,085,343
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	6,440	684,057
Airlines — 0.6%
Alaska Air Group, Inc.	7,380	456,822
Southwest Airlines Co.	7,690	417,029
		873,851
Auto Components — 1.1%
Aptiv plc	4,170	357,369
BorgWarner, Inc.	13,550	565,984
Continental AG	3,770	623,038
		1,546,391
Banks — 15.0%
Bank of America Corp.	124,150	3,796,507
BB&T Corp.	28,610	1,464,832
Citigroup, Inc.	27,325	1,931,877
JPMorgan Chase & Co.	44,260	5,136,373
PNC Financial Services Group, Inc. (The)	11,535	1,579,488
U.S. Bancorp	52,470	2,797,700
Wells Fargo & Co.	82,190	3,978,818
		20,685,595
Beverages — 0.7%
PepsiCo, Inc.	7,630	977,022
Biotechnology — 1.1%
Amgen, Inc.	4,520	810,526
Gilead Sciences, Inc.	10,675	694,302
		1,504,828
Building Products — 1.3%
Johnson Controls International plc	47,230	1,771,125
Capital Markets — 4.1%
Ameriprise Financial, Inc.	4,820	707,431
BlackRock, Inc.	2,920	1,416,901
Goldman Sachs Group, Inc. (The)	3,100	638,352
Invesco Ltd.	47,950	1,053,461
Morgan Stanley	18,535	894,314
State Street Corp.	14,325	969,230
		5,679,689
Chemicals — 1.3%
Dow, Inc.(1)	7,915	449,018

6

	Shares	Value
DowDuPont, Inc.	26,565	$1,021,424
LyondellBasell Industries NV, Class A	3,680	324,687
		1,795,129
Communications Equipment — 3.4%
Cisco Systems, Inc.	83,045	4,646,368
Containers and Packaging — 0.5%
Packaging Corp. of America	6,840	678,254
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	5,655	1,225,495
Diversified Telecommunication Services — 3.8%
AT&T, Inc.	77,090	2,386,706
Verizon Communications, Inc.	49,010	2,802,882
		5,189,588
Electric Utilities — 3.0%
Edison International	9,465	603,583
Eversource Energy	15,595	1,117,538
Pinnacle West Capital Corp.	6,625	631,164
Xcel Energy, Inc.	30,635	1,730,877
		4,083,162
Electrical Equipment — 1.5%
Eaton Corp. plc	15,790	1,307,728
Hubbell, Inc.	6,315	805,794
		2,113,522
Energy Equipment and Services — 1.9%
Baker Hughes a GE Co.	41,235	990,465
Schlumberger Ltd.	39,060	1,667,081
		2,657,546
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	3,110	607,383
Weyerhaeuser Co.	15,500	415,400
		1,022,783
Food and Staples Retailing — 1.7%
Walmart, Inc.	22,120	2,274,821
Food Products — 2.4%
Kellogg Co.	16,460	992,538
Mondelez International, Inc., Class A	44,765	2,276,300
		3,268,838
Health Care Equipment and Supplies — 5.8%
Abbott Laboratories	25,595	2,036,338
Medtronic plc	34,630	3,075,490
Siemens Healthineers AG	19,505	832,485
Zimmer Biomet Holdings, Inc.	16,265	2,003,197
		7,947,510
Health Care Providers and Services — 4.3%
Anthem, Inc.	3,860	1,015,296
Cardinal Health, Inc.	9,860	480,281
CVS Health Corp.	22,058	1,199,514

7

	Shares	Value
HCA Healthcare, Inc.	13,310	$1,693,431
McKesson Corp.	6,890	821,632
Quest Diagnostics, Inc.	6,770	652,493
		5,862,647
Household Products — 2.7%
Kimberly-Clark Corp.	5,735	736,259
Procter & Gamble Co. (The)	28,235	3,006,463
		3,742,722
Industrial Conglomerates — 0.8%
Siemens AG	9,550	1,145,451
Insurance — 4.2%
Allstate Corp. (The)	7,070	700,354
Chubb Ltd.	20,525	2,980,230
MetLife, Inc.	23,980	1,106,197
Principal Financial Group, Inc.	3,020	172,623
Prudential Financial, Inc.	8,370	884,793
		5,844,197
Machinery — 1.7%
IMI plc	51,505	706,728
Ingersoll-Rand plc	8,820	1,081,420
Stanley Black & Decker, Inc.	3,620	530,692
		2,318,840
Multi-Utilities — 0.4%
WEC Energy Group, Inc.	7,880	618,028
Multiline Retail — 0.6%
Target Corp.	10,570	818,329
Oil, Gas and Consumable Fuels — 11.0%
Anadarko Petroleum Corp.	24,245	1,766,248
Chevron Corp.	34,030	4,085,642
ConocoPhillips	14,410	909,559
Exxon Mobil Corp.	21,485	1,724,816
Noble Energy, Inc.	42,840	1,159,250
Occidental Petroleum Corp.	14,345	844,634
Royal Dutch Shell plc, Class B ADR	24,840	1,611,868
TOTAL SA	54,160	3,022,440
		15,124,457
Pharmaceuticals — 9.5%
Allergan plc	5,605	823,935
Johnson & Johnson	29,345	4,143,514
Merck & Co., Inc.	43,990	3,462,453
Pfizer, Inc.	98,910	4,016,735
Roche Holding AG	2,640	696,024
		13,142,661
Road and Rail — 0.6%
Union Pacific Corp.	4,650	823,236
Semiconductors and Semiconductor Equipment — 3.3%
Applied Materials, Inc.	18,110	798,108

8

	Shares	Value
Intel Corp.	39,765	$2,029,605
Microchip Technology, Inc.	4,340	433,523
QUALCOMM, Inc.	15,040	1,295,395
		4,556,631
Software — 2.8%
Oracle Corp. (New York)	68,635	3,797,575
Specialty Retail — 1.7%
Advance Auto Parts, Inc.	7,130	1,185,861
AutoZone, Inc.(1)	690	709,534
Lowe's Cos., Inc.	4,055	458,783
		2,354,178
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc.	4,650	933,116
Textiles, Apparel and Luxury Goods — 0.7%
Ralph Lauren Corp.	3,265	429,609
Tapestry, Inc.	14,770	476,628
		906,237
TOTAL COMMON STOCKS (Cost $83,920,821)		134,699,222
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $2,490,603), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $2,440,567)		2,440,404
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $419,822), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $407,014)		407,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,048	2,048
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,849,452)		2,849,452
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $86,770,273)		137,548,674
OTHER ASSETS AND LIABILITIES — 0.1%		85,437
TOTAL NET ASSETS — 100.0%		$137,634,111

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	20,822	USD	20,634	UBS AG	6/28/19	$(88)
CHF	197,861	USD	195,292	UBS AG	6/28/19	(47)
USD	790,066	CHF	777,307	UBS AG	6/28/19	23,034
EUR	111,440	USD	126,734	Credit Suisse AG	6/28/19	(1,133)
EUR	109,955	USD	123,959	Credit Suisse AG	6/28/19	(32)
USD	4,641,340	EUR	4,068,068	Credit Suisse AG	6/28/19	56,352
USD	126,184	EUR	111,004	Credit Suisse AG	6/28/19	1,074
USD	1,667,857	GBP	1,258,239	JPMorgan Chase Bank N.A.	6/28/19	22,140
USD	64,149	GBP	48,898	JPMorgan Chase Bank N.A.	6/28/19	193
USD	147,532	GBP	112,515	JPMorgan Chase Bank N.A.	6/28/19	368
						$101,861

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $86,770,273)	$137,548,674
Receivable for capital shares sold	3,524
Unrealized appreciation on forward foreign currency exchange contracts	103,161
Dividends and interest receivable	183,442
137,838,801

Liabilities
Payable for capital shares redeemed	91,611
Unrealized depreciation on forward foreign currency exchange contracts	1,300
Accrued management fees	111,221
Distribution and service fees payable	558
204,690

Net Assets	$137,634,111

Net Assets Consist of:
Capital (par value and paid-in surplus)	$86,722,208
Distributable earnings	50,911,903
$137,634,111

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$132,122,741	14,947,554	$8.84
I Class, $0.01 Par Value	$2,758,851	311,234	$8.86
A Class, $0.01 Par Value	$2,752,519	312,327	$8.81*
*Maximum offering price $9.35 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $27,345)	$1,987,890
Interest	16,380
2,004,270

Expenses:
Management fees	724,822
Distribution and service fees - A Class	3,425
Directors' fees and expenses	1,774
Other expenses	358
730,379
Fees waived(1)	(66,073)
664,306

Net investment income (loss)	1,339,964

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(230,324)
Forward foreign currency exchange contract transactions	293,420
Foreign currency translation transactions	201
63,297

Change in net unrealized appreciation (depreciation) on:
Investments	7,103,769
Forward foreign currency exchange contracts	(177,964)
Translation of assets and liabilities in foreign currencies	(240)
6,925,565

Net realized and unrealized gain (loss)	6,988,862

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,328,826

(1)	Amount consists of $63,713, $990 and $1,370 for Investor Class, I Class and A Class, respectively.

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$1,339,964	$2,402,205
Net realized gain (loss)	63,297	2,763,437
Change in net unrealized appreciation (depreciation)	6,925,565	(1,905,416)
Net increase (decrease) in net assets resulting from operations	8,328,826	3,260,226

Distributions to Shareholders
From earnings:
Investor Class	(4,665,378)	(15,003,404)
I Class	(77,849)	(282,306)
A Class	(95,826)	(379,836)
Decrease in net assets from distributions	(4,839,053)	(15,665,546)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,497,334)	(2,336,826)

Net increase (decrease) in net assets	(7,561)	(14,742,146)

Net Assets
Beginning of period	137,641,672	152,383,818
End of period	$137,634,111	$137,641,672

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Capital Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class and A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

14

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2019, the investment advisor agreed to waive 0.10% of the fund's management fee. The investment advisor expects this waiver to continue until February 29, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2019, are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.900% to 1.100%	1.10%	1.00%
I Class	0.700% to 0.900%	0.90%	0.80%
A Class	0.900% to 1.100%	1.10%	1.00%

Distribution and Service Fees — The Board of Directors has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended April 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $233,785 and $865,786, respectively. The effect of interfund transactions on the Statement of Operations was $(105,052) in net realized gain (loss) on investment transactions.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $10,244,875 and $18,050,433, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	190,000,000		180,000,000
Sold	248,728	$2,104,523	680,332	$6,099,662
Issued in reinvestment of distributions	563,145	4,398,163	1,625,614	14,207,863
Redeemed	(1,248,973)	(10,351,703)	(2,402,247)	(21,407,797)
	(437,100)	(3,849,017)	(96,301)	(1,100,272)
I Class/Shares Authorized	30,000,000		20,000,000
Sold	105,613	919,445	63,598	555,668
Issued in reinvestment of distributions	7,141	55,840	17,238	151,008
Redeemed	(43,796)	(354,260)	(168,691)	(1,517,600)
	68,958	621,025	(87,855)	(810,924)
A Class/Shares Authorized	30,000,000		40,000,000
Sold	40,903	327,319	120,799	1,076,313
Issued in reinvestment of distributions	12,169	94,797	43,164	376,394
Redeemed	(85,323)	(691,458)	(212,835)	(1,878,337)
	(32,251)	(269,342)	(48,872)	(425,630)
Net increase (decrease)	(400,393)	$(3,497,334)	(233,028)	$(2,336,826)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks			—
Auto Components	$923,353	$623,038	—
Health Care Equipment and Supplies	7,115,025	832,485	—
Industrial Conglomerates	—	1,145,451	—
Machinery	1,612,112	706,728	—
Oil, Gas and Consumable Fuels	12,102,017	3,022,440	—
Pharmaceuticals	12,446,637	696,024	—
Other Industries	93,473,912	—	—
Temporary Cash Investments	2,048	2,847,404	—
	$127,675,104	$9,873,570	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$103,161	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,300	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $8,012,915.

The value of foreign currency risk derivative instruments as of April 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $103,161 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $1,300 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $293,420 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(177,964) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

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8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$87,271,870
Gross tax appreciation of investments	$51,573,965
Gross tax depreciation of investments	(1,297,161)
Net tax appreciation (depreciation) of investments	$50,276,804

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$8.62	0.08	0.44	0.52	(0.16)	(0.14)	(0.30)	$8.84	6.58%	1.00%(4)	1.10%(4)	2.03%(4)	1.93%(4)	8%	$132,123
2018	$9.40	0.14	0.06	0.20	(0.14)	(0.84)	(0.98)	$8.62	2.01%	1.00%	1.10%	1.63%	1.53%	17%	$132,588
2017	$8.71	0.16	1.29	1.45	(0.14)	(0.62)	(0.76)	$9.40	17.24%	1.01%	1.11%	1.76%	1.66%	26%	$145,583
2016	$9.05	0.14	0.21	0.35	(0.14)	(0.55)	(0.69)	$8.71	4.36%	1.00%	1.10%	1.72%	1.62%	45%	$133,732
2015	$9.71	0.12	(0.08)	0.04	(0.13)	(0.57)	(0.70)	$9.05	0.61%	1.00%	1.10%	1.28%	1.18%	31%	$143,698
2014	$8.51	0.12	1.20	1.32	(0.12)	—	(0.12)	$9.71	15.68%	1.00%	1.10%	1.32%	1.22%	31%	$151,715
I Class
2019(3)	$8.65	0.09	0.44	0.53	(0.18)	(0.14)	(0.32)	$8.86	6.66%	0.80%(4)	0.90%(4)	2.23%(4)	2.13%(4)	8%	$2,759
2018	$9.44	0.16	0.05	0.21	(0.16)	(0.84)	(1.00)	$8.65	2.11%	0.80%	0.90%	1.83%	1.73%	17%	$2,096
2017	$8.74	0.18	1.30	1.48	(0.16)	(0.62)	(0.78)	$9.44	17.55%	0.81%	0.91%	1.96%	1.86%	26%	$3,116
2016	$9.08	0.16	0.21	0.37	(0.16)	(0.55)	(0.71)	$8.74	4.67%	0.80%	0.90%	1.92%	1.82%	45%	$1,924
2015	$9.74	0.14	(0.08)	0.06	(0.15)	(0.57)	(0.72)	$9.08	0.72%	0.80%	0.90%	1.48%	1.38%	31%	$3,071
2014	$8.54	0.14	1.20	1.34	(0.14)	—	(0.14)	$9.74	15.86%	0.80%	0.90%	1.52%	1.42%	31%	$3,019

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$8.58	0.07	0.44	0.51	(0.14)	(0.14)	(0.28)	$8.81	6.45%	1.25%(4)	1.35%(4)	1.78%(4)	1.68%(4)	8%	$2,753
2018	$9.37	0.12	0.05	0.17	(0.12)	(0.84)	(0.96)	$8.58	1.63%	1.25%	1.35%	1.38%	1.28%	17%	$2,957
2017	$8.68	0.13	1.30	1.43	(0.12)	(0.62)	(0.74)	$9.37	16.99%	1.26%	1.36%	1.51%	1.41%	26%	$3,685
2016	$9.01	0.12	0.22	0.34	(0.12)	(0.55)	(0.67)	$8.68	4.21%	1.25%	1.35%	1.47%	1.37%	45%	$4,312
2015	$9.67	0.09	(0.07)	0.02	(0.11)	(0.57)	(0.68)	$9.01	0.34%	1.25%	1.35%	1.03%	0.93%	31%	$4,504
2014	$8.48	0.10	1.19	1.29	(0.10)	—	(0.10)	$9.67	15.32%	1.25%	1.35%	1.07%	0.97%	31%	$4,107

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92360 1906

Semiannual Report

April 30, 2019

Growth Fund
Investor Class (TWCGX)
I Class (TWGIX)
Y Class (AGYWX)
A Class (TCRAX)
C Class (TWRCX)
R Class (AGWRX)
R5 Class (AGWUX)
R6 Class (AGRDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
Microsoft Corp.	8.9%
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	7.0%
Visa, Inc., Class A	5.2%
Apple, Inc.	5.2%
Facebook, Inc., Class A	4.3%
Lockheed Martin Corp.	2.8%
UnitedHealth Group, Inc.	2.7%
PayPal Holdings, Inc.	2.7%
Walt Disney Co. (The)	2.6%

Top Five Industries	% of net assets
Interactive Media and Services	12.9%
Software	12.0%
IT Services	8.4%
Internet and Direct Marketing Retail	7.0%
Semiconductors and Semiconductor Equipment	5.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,124.90	$5.16	0.98%
I Class	$1,000	$1,126.00	$4.11	0.78%
Y Class	$1,000	$1,126.70	$3.32	0.63%
A Class	$1,000	$1,123.30	$6.48	1.23%
C Class	$1,000	$1,119.60	$10.41	1.98%
R Class	$1,000	$1,122.20	$7.79	1.48%
R5 Class	$1,000	$1,125.90	$4.11	0.78%
R6 Class	$1,000	$1,126.90	$3.32	0.63%
Hypothetical
Investor Class	$1,000	$1,019.94	$4.91	0.98%
I Class	$1,000	$1,020.93	$3.91	0.78%
Y Class	$1,000	$1,021.67	$3.16	0.63%
A Class	$1,000	$1,018.70	$6.16	1.23%
C Class	$1,000	$1,014.98	$9.89	1.98%
R Class	$1,000	$1,017.46	$7.40	1.48%
R5 Class	$1,000	$1,020.93	$3.91	0.78%
R6 Class	$1,000	$1,021.67	$3.16	0.63%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 3.5%
Boeing Co. (The)	151,017	$57,037,611
Lockheed Martin Corp.	670,391	223,461,432
		280,499,043
Air Freight and Logistics — 0.5%
XPO Logistics, Inc.(1)	538,440	36,656,995
Airlines — 1.1%
Delta Air Lines, Inc.	1,482,234	86,399,420
Biotechnology — 1.8%
Biogen, Inc.(1)	319,028	73,133,979
Exelixis, Inc.(1)	895,176	17,599,160
Vertex Pharmaceuticals, Inc.(1)	333,790	56,403,834
		147,136,973
Capital Markets — 1.2%
Charles Schwab Corp. (The)	2,131,150	97,564,047
Chemicals — 1.4%
Dow, Inc.(1)	1,970,071	111,762,128
Consumer Finance — 1.0%
American Express Co.	702,170	82,315,389
Electronic Equipment, Instruments and Components — 1.0%
CDW Corp.	753,750	79,596,000
Entertainment — 5.0%
Liberty Media Corp-Liberty Formula One, Class C(1)	593,366	23,028,534
Netflix, Inc.(1)	328,153	121,593,813
Take-Two Interactive Software, Inc.(1)	545,941	52,863,467
Walt Disney Co. (The)	1,505,023	206,143,000
		403,628,814
Equity Real Estate Investment Trusts (REITs) — 2.7%
Equity Residential	936,030	71,531,412
SBA Communications Corp.(1)	707,108	144,059,113
		215,590,525
Food and Staples Retailing — 0.9%
Walmart, Inc.	670,338	68,937,560
Food Products — 0.6%
Mondelez International, Inc., Class A	928,001	47,188,851
Health Care Equipment and Supplies — 4.8%
ABIOMED, Inc.(1)	165,859	46,010,945
Baxter International, Inc.	1,624,126	123,920,814
Boston Scientific Corp.(1)	2,245,591	83,356,338
Edwards Lifesciences Corp.(1)	229,660	40,436,236
IDEXX Laboratories, Inc.(1)	83,748	19,429,536
Intuitive Surgical, Inc.(1)	94,615	48,313,257

6

	Shares	Value
Penumbra, Inc.(1)	182,135	$24,497,158
		385,964,284
Health Care Providers and Services — 3.0%
Quest Diagnostics, Inc.	220,505	21,252,272
UnitedHealth Group, Inc.	932,590	217,358,751
		238,611,023
Hotels, Restaurants and Leisure — 4.2%
Chipotle Mexican Grill, Inc.(1)	57,591	39,624,912
Darden Restaurants, Inc.	455,512	53,568,211
Domino's Pizza, Inc.	166,525	45,058,335
Las Vegas Sands Corp.	780,905	52,359,680
Royal Caribbean Cruises Ltd.	1,195,301	144,559,703
		335,170,841
Household Products — 1.6%
Church & Dwight Co., Inc.	593,341	44,470,908
Procter & Gamble Co. (The)	804,302	85,642,077
		130,112,985
Interactive Media and Services — 12.9%
Alphabet, Inc., Class A(1)	539,359	646,669,866
Facebook, Inc., Class A(1)	1,787,167	345,638,098
Twitter, Inc.(1)	1,014,580	40,491,888
		1,032,799,852
Internet and Direct Marketing Retail — 7.0%
Amazon.com, Inc.(1)	290,452	559,561,587
IT Services — 8.4%
PayPal Holdings, Inc.(1)	1,911,682	215,580,379
VeriSign, Inc.(1)	192,946	38,097,188
Visa, Inc., Class A	2,552,641	419,730,759
		673,408,326
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	690,150	54,176,775
Illumina, Inc.(1)	167,030	52,113,360
		106,290,135
Machinery — 1.3%
Cummins, Inc.	629,603	104,696,683
Multiline Retail — 0.9%
Target Corp.	978,793	75,778,154
Oil, Gas and Consumable Fuels — 1.2%
Concho Resources, Inc.	820,502	94,669,521
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	319,128	54,829,382
Pharmaceuticals — 2.8%
Merck & Co., Inc.	1,121,098	88,241,624
Novo Nordisk A/S, B Shares	1,829,724	89,533,925
Zoetis, Inc.	442,083	45,021,733
		222,797,282

7

	Shares	Value
Road and Rail — 1.6%
Lyft, Inc., Class A	291,335	$17,421,833
Union Pacific Corp.	615,369	108,944,928
		126,366,761
Semiconductors and Semiconductor Equipment — 5.6%
Analog Devices, Inc.	42,379	4,926,135
Applied Materials, Inc.	2,386,360	105,166,885
ASML Holding NV	540,187	112,928,613
Broadcom, Inc.	615,075	195,839,880
Maxim Integrated Products, Inc.	518,788	31,127,280
		449,988,793
Software — 12.0%
Microsoft Corp.	5,487,327	716,644,906
Pagerduty, Inc.(1)	90,069	4,224,236
Palo Alto Networks, Inc.(1)	456,319	113,545,857
salesforce.com, Inc.(1)	746,588	123,448,326
Zoom Video Communications, Inc., Class A(1)	85,100	6,167,197
		964,030,522
Specialty Retail — 1.8%
TJX Cos., Inc. (The)	2,662,620	146,124,586
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	2,077,206	416,832,928
Textiles, Apparel and Luxury Goods — 2.4%
NIKE, Inc., Class B	1,624,186	142,652,256
Tapestry, Inc.	1,623,489	52,389,990
		195,042,246
TOTAL COMMON STOCKS (Cost $4,972,573,526)		7,970,351,636
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $34,585,935), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $33,891,113)		33,888,854
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $5,775,112), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $5,659,196)		5,659,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,092	21,092
TOTAL TEMPORARY CASH INVESTMENTS (Cost $39,568,946)		39,568,946
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $5,012,142,472)		8,009,920,582
OTHER ASSETS AND LIABILITIES — 0.1%		8,577,471
TOTAL NET ASSETS — 100.0%		$8,018,498,053

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,130,827	USD	2,423,258	Credit Suisse AG	6/28/19	$(21,671)
USD	92,023,780	EUR	80,657,522	Credit Suisse AG	6/28/19	1,117,282
USD	2,895,505	EUR	2,568,408	Credit Suisse AG	6/28/19	735
USD	3,071,585	EUR	2,720,610	Credit Suisse AG	6/28/19	5,273
						$1,101,619

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,012,142,472)	$8,009,920,582
Receivable for investments sold	28,204,836
Receivable for capital shares sold	1,268,036
Unrealized appreciation on forward foreign currency exchange contracts	1,123,290
Dividends and interest receivable	2,708,579
8,043,225,323

Liabilities
Payable for investments purchased	15,355,346
Payable for capital shares redeemed	3,336,552
Unrealized depreciation on forward foreign currency exchange contracts	21,671
Accrued management fees	5,945,602
Distribution and service fees payable	68,099
24,727,270

Net Assets	$8,018,498,053

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,682,947,954
Distributable earnings	3,335,550,099
$8,018,498,053

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$5,992,007,290	173,140,106	$34.61
I Class, $0.01 Par Value	$1,304,750,037	36,962,894	$35.30
Y Class, $0.01 Par Value	$54,722,677	1,549,285	$35.32
A Class, $0.01 Par Value	$103,851,556	3,108,968	$33.40*
C Class, $0.01 Par Value	$10,335,431	328,680	$31.45
R Class, $0.01 Par Value	$95,843,555	2,952,174	$32.47
R5 Class, $0.01 Par Value	$503,591	14,254	$35.33
R6 Class, $0.01 Par Value	$456,483,916	12,941,821	$35.27
*Maximum offering price $35.44 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $403,646)	$42,908,754
Interest	1,953,064
44,861,818

Expenses:
Management fees	34,165,996
Distribution and service fees:
A Class	121,811
C Class	49,680
R Class	231,400
Directors' fees and expenses	99,870
Other expenses	11,984
34,680,741

Net investment income (loss)	10,181,077

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	343,409,719
Forward foreign currency exchange contract transactions	4,730,466
Futures contract transactions	(11,852,235)
Foreign currency translation transactions	(11,539)
336,276,411

Change in net unrealized appreciation (depreciation) on:
Investments	528,412,629
Forward foreign currency exchange contracts	(2,443,633)
Translation of assets and liabilities in foreign currencies	4,062
525,973,058

Net realized and unrealized gain (loss)	862,249,469

Net Increase (Decrease) in Net Assets Resulting from Operations	$872,430,546

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$10,181,077	$15,786,789
Net realized gain (loss)	336,276,411	886,300,896
Change in net unrealized appreciation (depreciation)	525,973,058	(64,349,253)
Net increase (decrease) in net assets resulting from operations	872,430,546	837,738,432

Distributions to Shareholders
From earnings:
Investor Class	(620,552,691)	(539,577,340)
I Class	(135,799,946)	(111,540,568)
Y Class	(5,869,002)	(5,319,857)
A Class	(11,268,612)	(10,572,457)
C Class	(1,173,312)	(989,243)
R Class	(11,498,945)	(10,340,531)
R5 Class	(45,748)	(554)
R6 Class	(48,975,743)	(95,667,597)
Decrease in net assets from distributions	(835,183,999)	(774,008,147)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	23,106,324	(273,310,818)

Net increase (decrease) in net assets	60,352,871	(209,580,533)

Net Assets
Beginning of period	7,958,145,182	8,167,725,715
End of period	$8,018,498,053	$7,958,145,182

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

13

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

14

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 5% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT Growth Fund, one fund in a series issued by the corporation.

15

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.990%	0.98%
I Class	0.600% to 0.790%	0.78%
Y Class	0.450% to 0.640%	0.63%
A Class	0.800% to 0.990%	0.98%
C Class	0.800% to 0.990%	0.98%
R Class	0.800% to 0.990%	0.98%
R5 Class	0.600% to 0.790%	0.78%
R6 Class	0.450% to 0.640%	0.63%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $20,865,433 and $24,202,794, respectively. The effect of interfund transactions on the Statement of Operations was $(2,580,063) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $1,512,639,680 and $2,297,889,736, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		1,500,000,000
Sold	3,329,557	$106,307,192	7,149,005	$251,093,984
Issued in reinvestment of distributions	20,752,173	599,737,810	15,758,217	521,754,577
Redeemed	(12,000,379)	(387,204,306)	(23,572,021)	(840,580,951)
	12,081,351	318,840,696	(664,799)	(67,732,390)
I Class/Shares Authorized	450,000,000		400,000,000
Sold	3,229,557	105,377,670	8,689,683	319,033,553
Issued in reinvestment of distributions	4,549,653	134,032,787	3,275,221	110,276,696
Redeemed	(5,379,605)	(173,721,063)	(13,203,233)	(475,301,714)
	2,399,605	65,689,394	(1,238,329)	(45,991,465)
Y Class/Shares Authorized	40,000,000		50,000,000
Sold	107,093	3,263,416	175,148	6,384,121
Issued in reinvestment of distributions	197,540	5,819,520	158,000	5,319,857
Redeemed	(231,370)	(7,443,613)	(439,040)	(15,970,415)
	73,263	1,639,323	(105,892)	(4,266,437)
A Class/Shares Authorized	40,000,000		120,000,000
Sold	307,304	9,320,493	774,352	26,596,791
Issued in reinvestment of distributions	335,059	9,354,848	265,742	8,535,632
Redeemed	(582,485)	(18,122,070)	(1,331,043)	(45,936,465)
	59,878	553,271	(290,949)	(10,804,042)
C Class/Shares Authorized	30,000,000		20,000,000
Sold	54,686	1,491,046	53,487	1,746,172
Issued in reinvestment of distributions	39,522	1,041,792	27,606	849,166
Redeemed	(72,249)	(2,102,092)	(79,275)	(2,613,979)
	21,959	430,746	1,818	(18,641)
R Class/Shares Authorized	40,000,000		30,000,000
Sold	214,138	6,364,321	362,281	12,163,236
Issued in reinvestment of distributions	417,329	11,334,663	324,563	10,201,029
Redeemed	(735,378)	(21,221,555)	(766,150)	(25,880,852)
	(103,911)	(3,522,571)	(79,306)	(3,516,587)
R5 Class/Shares Authorized	30,000,000		50,000,000
Sold	2,129	70,878	14,877	524,263
Issued in reinvestment of distributions	1,552	45,748	16	554
Redeemed	(775)	(25,390)	(3,707)	(136,747)
	2,906	91,236	11,186	388,070
R6 Class/Shares Authorized	230,000,000		300,000,000
Sold	1,876,974	59,604,433	3,111,009	111,232,000
Issued in reinvestment of distributions	1,664,709	48,975,743	2,844,710	95,667,597
Redeemed	(14,031,863)	(469,195,947)	(9,628,316)	(348,268,923)
	(10,490,180)	(360,615,771)	(3,672,597)	(141,369,326)
Net increase (decrease)	4,044,871	$23,106,324	(6,038,868)	$(273,310,818)

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$7,767,889,098	$202,462,538	—
Temporary Cash Investments	21,092	39,547,854	—
	$7,767,910,190	$242,010,392	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,123,290	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$21,671	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

18

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $107,713,077.

Value of Derivative Instruments as of April 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,123,290	Unrealized depreciation on forward foreign currency exchange contracts	$21,671

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(11,852,235)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	4,730,466	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(2,443,633)
		$(7,121,769)		$(2,443,633)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,025,027,626
Gross tax appreciation of investments	$3,053,529,202
Gross tax depreciation of investments	(68,636,246)
Net tax appreciation (depreciation) of investments	$2,984,892,956

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$34.94	0.04	3.55	3.59	(0.08)	(3.84)	(3.92)	$34.61	12.49%	0.98%(4)	0.22%(4)	20%	$5,992,007
2018	$34.93	0.04	3.35	3.39	(0.06)	(3.32)	(3.38)	$34.94	10.22%	0.97%	0.13%	38%	$5,627,171
2017	$28.64	0.08	7.67	7.75	(0.17)	(1.29)	(1.46)	$34.93	28.26%	0.98%	0.26%	48%	$5,648,965
2016	$30.57	0.16	(0.08)	0.08	(0.10)	(1.91)	(2.01)	$28.64	0.40%	0.98%	0.57%	36%	$5,122,550
2015	$35.39	0.10	2.34	2.44	(0.10)	(7.16)	(7.26)	$30.57	9.07%	0.97%	0.35%	49%	$5,952,798
2014	$33.10	0.11	4.22	4.33	(0.12)	(1.92)	(2.04)	$35.39	13.84%	0.97%	0.32%	103%	$6,021,115
I Class
2019(3)	$35.59	0.07	3.63	3.70	(0.15)	(3.84)	(3.99)	$35.30	12.60%	0.78%(4)	0.42%(4)	20%	$1,304,750
2018	$35.52	0.12	3.40	3.52	(0.13)	(3.32)	(3.45)	$35.59	10.46%	0.77%	0.33%	38%	$1,230,065
2017	$29.11	0.15	7.78	7.93	(0.23)	(1.29)	(1.52)	$35.52	28.48%	0.78%	0.46%	48%	$1,271,821
2016	$31.03	0.23	(0.08)	0.15	(0.16)	(1.91)	(2.07)	$29.11	0.64%	0.78%	0.77%	36%	$1,297,685
2015	$35.83	0.17	2.36	2.53	(0.17)	(7.16)	(7.33)	$31.03	9.30%	0.77%	0.55%	49%	$1,723,219
2014	$33.49	0.18	4.27	4.45	(0.19)	(1.92)	(2.11)	$35.83	14.03%	0.77%	0.52%	103%	$2,482,606
Y Class
2019(3)	$35.64	0.09	3.63	3.72	(0.20)	(3.84)	(4.04)	$35.32	12.67%	0.63%(4)	0.57%(4)	20%	$54,723
2018	$35.54	0.17	3.40	3.57	(0.15)	(3.32)	(3.47)	$35.64	10.61%	0.62%	0.48%	38%	$52,601
2017(5)	$30.93	0.08	4.53	4.61	—	—	—	$35.54	14.90%	0.63%(4)	0.43%(4)	48%(6)	$56,218

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$33.82	—(7)	3.42	3.42	—	(3.84)	(3.84)	$33.40	12.33%	1.23%(4)	(0.03)%(4)	20%	$103,852
2018	$33.94	(0.04)	3.24	3.20	—	(3.32)	(3.32)	$33.82	9.94%	1.22%	(0.12)%	38%	$103,115
2017	$27.86	0.01	7.46	7.47	(0.10)	(1.29)	(1.39)	$33.94	27.95%	1.23%	0.01%	48%	$113,348
2016	$29.78	0.10	(0.08)	0.02	(0.03)	(1.91)	(1.94)	$27.86	0.18%	1.23%	0.32%	36%	$147,133
2015	$34.65	0.04	2.26	2.30	(0.01)	(7.16)	(7.17)	$29.78	8.78%	1.22%	0.10%	49%	$290,077
2014	$32.45	0.03	4.13	4.16	(0.04)	(1.92)	(1.96)	$34.65	13.53%	1.22%	0.07%	103%	$718,640
C Class
2019(3)	$32.18	(0.11)	3.22	3.11	—	(3.84)	(3.84)	$31.45	11.96%	1.98%(4)	(0.78)%(4)	20%	$10,335
2018	$32.67	(0.29)	3.12	2.83	—	(3.32)	(3.32)	$32.18	9.12%	1.97%	(0.87)%	38%	$9,871
2017	$26.97	(0.21)	7.20	6.99	—	(1.29)	(1.29)	$32.67	26.99%	1.98%	(0.74)%	48%	$9,962
2016	$29.08	(0.11)	(0.09)	(0.20)	—	(1.91)	(1.91)	$26.97	(0.58)%	1.98%	(0.43)%	36%	$9,379
2015	$34.20	(0.19)	2.23	2.04	—	(7.16)	(7.16)	$29.08	7.95%	1.97%	(0.65)%	49%	$11,713
2014	$32.24	(0.22)	4.10	3.88	—	(1.92)	(1.92)	$34.20	12.71%	1.97%	(0.68)%	103%	$13,413
R Class
2019(3)	$33.02	(0.04)	3.33	3.29	—	(3.84)	(3.84)	$32.47	12.22%	1.48%(4)	(0.28)%(4)	20%	$95,844
2018	$33.29	(0.13)	3.18	3.05	—	(3.32)	(3.32)	$33.02	9.66%	1.47%	(0.37)%	38%	$100,915
2017	$27.35	(0.07)	7.32	7.25	(0.02)	(1.29)	(1.31)	$33.29	27.62%	1.48%	(0.24)%	48%	$104,368
2016	$29.31	0.02	(0.07)	(0.05)	—	(1.91)	(1.91)	$27.35	(0.06)%	1.48%	0.07%	36%	$96,415
2015	$34.28	(0.04)	2.23	2.19	—	(7.16)	(7.16)	$29.31	8.50%	1.47%	(0.15)%	49%	$114,672
2014	$32.16	(0.06)	4.10	4.04	—	(1.92)	(1.92)	$34.28	13.26%	1.47%	(0.18)%	103%	$142,845

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$35.62	0.07	3.63	3.70	(0.15)	(3.84)	(3.99)	$35.33	12.59%	0.78%(4)	0.42%(4)	20%	$504
2018	$35.53	0.12	3.40	3.52	(0.11)	(3.32)	(3.43)	$35.62	10.45%	0.77%	0.33%	38%	$404
2017(5)	$30.95	0.05	4.53	4.58	—	—	—	$35.53	14.80%	0.78%(4)	0.27%(4)	48%(6)	$6
R6 Class
2019(3)	$35.59	0.10	3.62	3.72	(0.20)	(3.84)	(4.04)	$35.27	12.69%	0.63%(4)	0.57%(4)	20%	$456,484
2018	$35.53	0.17	3.40	3.57	(0.19)	(3.32)	(3.51)	$35.59	10.60%	0.62%	0.48%	38%	$834,003
2017	$29.11	0.18	7.80	7.98	(0.27)	(1.29)	(1.56)	$35.53	28.71%	0.63%	0.61%	48%	$963,039
2016	$31.04	0.26	(0.07)	0.19	(0.21)	(1.91)	(2.12)	$29.11	0.76%	0.63%	0.92%	36%	$390,201
2015	$35.84	0.23	2.35	2.58	(0.22)	(7.16)	(7.38)	$31.04	9.46%	0.62%	0.70%	49%	$333,333
2014	$33.51	0.18	4.31	4.49	(0.24)	(1.92)	(2.16)	$35.84	14.20%	0.62%	0.67%	103%	$566,919

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92358 1906

Semiannual Report

April 30, 2019

Heritage Fund
Investor Class (TWHIX)
I Class (ATHIX)
Y Class (ATHYX)
A Class (ATHAX)
C Class (AHGCX)
R Class (ATHWX)
R5 Class (ATHGX)
R6 Class (ATHDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
ServiceNow, Inc.	2.6%
Fiserv, Inc.	2.6%
SBA Communications Corp.	2.6%
FleetCor Technologies, Inc.	2.6%
AMETEK, Inc.	2.4%
Booz Allen Hamilton Holding Corp.	2.2%
Twitter, Inc.	2.2%
Ingersoll-Rand plc	2.1%
Autodesk, Inc.	2.1%
Parker-Hannifin Corp.	2.0%

Top Five Industries	% of net assets
Software	14.3%
Specialty Retail	9.4%
IT Services	8.7%
Semiconductors and Semiconductor Equipment	7.4%
Health Care Equipment and Supplies	4.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Exchange-Traded Funds	0.7%
Total Equity Exposure	99.6%
Temporary Cash Investments	1.5%
Temporary Cash Investments - Securities Lending Collateral	0.7%
Other Assets and Liabilities	(1.8)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,155.40	$5.34	1.00%
I Class	$1,000	$1,157.00	$4.28	0.80%
Y Class	$1,000	$1,158.00	$3.48	0.65%
A Class	$1,000	$1,154.20	$6.68	1.25%
C Class	$1,000	$1,150.20	$10.66	2.00%
R Class	$1,000	$1,152.90	$8.01	1.50%
R5 Class	$1,000	$1,157.00	$4.28	0.80%
R6 Class	$1,000	$1,158.00	$3.48	0.65%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
I Class	$1,000	$1,020.83	$4.01	0.80%
Y Class	$1,000	$1,021.57	$3.26	0.65%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%
R5 Class	$1,000	$1,020.83	$4.01	0.80%
R6 Class	$1,000	$1,021.57	$3.26	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 1.3%
Hexcel Corp.	70,356	$4,974,873
L3 Technologies, Inc.	254,480	55,624,238
		60,599,111
Auto Components — 1.6%
Aptiv plc	865,663	74,187,319
Beverages — 1.9%
Brown-Forman Corp., Class B	425,163	22,656,936
Constellation Brands, Inc., Class A	321,059	67,958,559
		90,615,495
Biotechnology — 2.7%
Array BioPharma, Inc.(1)	1,405,179	31,771,097
Exact Sciences Corp.(1)	326,796	32,251,497
Immunomedics, Inc.(1)(2)	1,638,683	26,251,702
Sarepta Therapeutics, Inc.(1)	300,796	35,175,084
		125,449,380
Building Products — 0.5%
Trex Co., Inc.(1)	349,537	24,212,428
Capital Markets — 4.9%
LPL Financial Holdings, Inc.	1,144,341	84,784,225
MSCI, Inc.	350,266	78,942,951
S&P Global, Inc.	300,754	66,364,377
		230,091,553
Chemicals — 1.2%
Eastman Chemical Co.	712,512	56,202,947
Commercial Services and Supplies — 1.0%
Waste Management, Inc.	449,860	48,287,972
Construction and Engineering — 1.4%
Jacobs Engineering Group, Inc.	820,044	63,914,229
Construction Materials — 1.2%
Vulcan Materials Co.	468,368	59,065,888
Containers and Packaging — 1.1%
Ball Corp.	873,382	52,350,517
Distributors — 1.0%
LKQ Corp.(1)	1,509,010	45,421,201
Electrical Equipment — 2.4%
AMETEK, Inc.	1,262,589	111,322,472
Electronic Equipment, Instruments and Components — 2.1%
CDW Corp.	694,584	73,348,071
Keysight Technologies, Inc.(1)	303,841	26,443,282
		99,791,353

6

	Shares	Value
Entertainment — 1.3%
Take-Two Interactive Software, Inc.(1)	653,186	$63,248,000
Equity Real Estate Investment Trusts (REITs) — 2.6%
SBA Communications Corp.(1)	595,248	121,269,875
Food and Staples Retailing — 0.7%
Costco Wholesale Corp.	135,002	33,147,041
Health Care Equipment and Supplies — 4.9%
Align Technology, Inc.(1)	194,707	63,217,469
Haemonetics Corp.(1)	555,102	48,449,303
Insulet Corp.(1)(2)	320,601	27,651,836
Masimo Corp.(1)	315,617	41,077,552
ResMed, Inc.	510,690	53,372,212
		233,768,372
Health Care Providers and Services — 2.9%
Centene Corp.(1)	697,856	35,981,455
Covetrus, Inc.(1)	1,067,668	35,094,247
Encompass Health Corp.	1,001,899	64,572,391
		135,648,093
Hotels, Restaurants and Leisure — 4.1%
Chipotle Mexican Grill, Inc.(1)	37,068	25,504,267
Domino's Pizza, Inc.	201,186	54,436,908
Planet Fitness, Inc., Class A(1)	323,808	24,512,266
Red Rock Resorts, Inc., Class A	1,654,038	44,625,945
Wynn Resorts Ltd.	310,538	44,857,214
		193,936,600
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	139,410	50,145,777
Interactive Media and Services — 2.9%
Pinterest, Inc., Class A(1)	1,107,762	34,318,467
Twitter, Inc.(1)	2,558,646	102,115,562
		136,434,029
Internet and Direct Marketing Retail — 1.3%
Expedia Group, Inc.	469,952	61,018,568
IT Services — 8.7%
Booz Allen Hamilton Holding Corp.	1,773,943	105,177,081
Fiserv, Inc.(1)	1,393,553	121,573,564
FleetCor Technologies, Inc.(1)	464,553	121,225,105
Square, Inc., Class A(1)	857,438	62,438,635
		410,414,385
Life Sciences Tools and Services — 2.0%
Agilent Technologies, Inc.	701,872	55,096,952
Bruker Corp.	1,079,213	41,657,622
		96,754,574
Machinery — 4.1%
Ingersoll-Rand plc	807,330	98,986,731
Parker-Hannifin Corp.	531,888	96,314,279
		195,301,010

7

	Shares	Value
Oil, Gas and Consumable Fuels — 0.6%
Concho Resources, Inc.	258,200	$29,791,116
Pharmaceuticals — 1.4%
Catalent, Inc.(1)	526,975	23,619,019
Elanco Animal Health, Inc.(1)	1,388,542	43,739,073
		67,358,092
Professional Services — 2.7%
IHS Markit Ltd.(1)	893,907	51,185,115
Verisk Analytics, Inc.	544,982	76,918,759
		128,103,874
Road and Rail — 0.1%
Lyft, Inc., Class A(1)(2)	75,240	4,499,352
Semiconductors and Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.(1)	2,652,948	73,300,954
Applied Materials, Inc.	1,427,202	62,896,792
Marvell Technology Group Ltd.	2,944,197	73,663,809
Microchip Technology, Inc.(2)	829,835	82,892,218
Xilinx, Inc.	471,815	56,683,854
		349,437,627
Software — 14.3%
Autodesk, Inc.(1)	550,273	98,064,151
Cadence Design Systems, Inc.(1)	522,885	36,277,761
Palo Alto Networks, Inc.(1)	315,467	78,497,654
PTC, Inc.(1)	786,638	71,167,140
RealPage, Inc.(1)	958,378	62,495,829
Red Hat, Inc.(1)	450,339	82,200,378
ServiceNow, Inc.(1)	451,252	122,519,431
Splunk, Inc.(1)	212,780	29,372,151
Workday, Inc., Class A(1)	454,562	93,471,584
		674,066,079
Specialty Retail — 9.4%
Advance Auto Parts, Inc.	289,008	48,067,811
Burlington Stores, Inc.(1)	540,972	91,375,581
Five Below, Inc.(1)	369,608	54,106,915
Floor & Decor Holdings, Inc., Class A(1)(2)	1,318,619	63,320,084
O'Reilly Automotive, Inc.(1)	173,996	65,869,666
Tractor Supply Co.	655,159	67,808,956
Ulta Beauty, Inc.(1)	158,901	55,453,271
		446,002,284
Technology Hardware, Storage and Peripherals — 1.6%
NetApp, Inc.	1,024,952	74,667,753
Textiles, Apparel and Luxury Goods — 0.5%
Lululemon Athletica, Inc.(1)	140,210	24,726,034
TOTAL COMMON STOCKS (Cost $3,703,020,639)		4,671,250,400
EXCHANGE-TRADED FUNDS — 0.7%
SPDR S&P Oil & Gas Exploration & Production ETF(2) (Cost $34,786,833)	1,097,063	33,954,100

8

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $62,239,382), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $60,989,011)		$60,984,945
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $10,388,034), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $10,183,354)		10,183,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,388	35,388
TOTAL TEMPORARY CASH INVESTMENTS (Cost $71,203,333)		71,203,333
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $33,384,938)	33,384,938	33,384,938
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $3,842,395,743)		4,809,792,771
OTHER ASSETS AND LIABILITIES — (1.8)%		(84,570,384)
TOTAL NET ASSETS — 100.0%		$4,725,222,387

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	876,127	USD	657,178	Morgan Stanley	6/28/19	$(2,238)
CAD	264,099	USD	198,280	Morgan Stanley	6/28/19	(855)
CAD	7,735,322	USD	5,823,679	Morgan Stanley	6/28/19	(41,214)
USD	6,087,969	CAD	8,151,791	Morgan Stanley	6/28/19	(5,822)
USD	540,581	CAD	723,757	Morgan Stanley	6/28/19	(456)
						$(50,585)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $99,128,559. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $101,465,536, which includes securities collateral of 68,080,598.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,809,010,805)	$4,776,407,833
Investment made with cash collateral received for securities on loan, at value (cost of $33,384,938)	33,384,938
Total investment securities, at value (cost of $3,842,395,743)	4,809,792,771
Cash	1,626
Foreign currency holdings, at value (cost of $207,593)	202,561
Receivable for investments sold	22,170,538
Receivable for capital shares sold	1,074,951
Dividends and interest receivable	4,599
Securities lending receivable	25,977
4,833,273,023

Liabilities
Payable for collateral received for securities on loan	33,384,938
Payable for investments purchased	66,587,909
Payable for capital shares redeemed	4,190,007
Unrealized depreciation on forward foreign currency exchange contracts	50,585
Accrued management fees	3,724,921
Distribution and service fees payable	112,276
108,050,636

Net Assets	$4,725,222,387

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,468,372,871
Distributable earnings	1,256,849,516
$4,725,222,387

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,855,042,117	179,864,388	$21.43
I Class, $0.01 Par Value	$347,166,120	14,990,398	$23.16
Y Class, $0.01 Par Value	$19,730,892	841,112	$23.46
A Class, $0.01 Par Value	$277,883,210	14,354,443	$19.36*
C Class, $0.01 Par Value	$51,780,750	3,594,797	$14.40
R Class, $0.01 Par Value	$34,503,072	1,783,170	$19.35
R5 Class, $0.01 Par Value	$3,495,977	150,960	$23.16
R6 Class, $0.01 Par Value	$135,620,249	5,781,873	$23.46
*Maximum offering price $20.54 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$12,215,122
Securities lending, net	819,432
Interest	633,268
13,667,822

Expenses:
Management fees	21,221,559
Distribution and service fees:
A Class	325,218
C Class	256,262
R Class	78,592
Directors' fees and expenses	58,167
Other expenses	4,700
21,944,498

Net investment income (loss)	(8,276,676)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	299,602,988
Forward foreign currency exchange contract transactions	1,917,551
Foreign currency translation transactions	4,881
301,525,420

Change in net unrealized appreciation (depreciation) on:
Investments	339,202,233
Forward foreign currency exchange contracts	(1,102,755)
Translation of assets and liabilities in foreign currencies	(2,363)
338,097,115

Net realized and unrealized gain (loss)	639,622,535

Net Increase (Decrease) in Net Assets Resulting from Operations	$631,345,859

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$(8,276,676)	$(15,626,848)
Net realized gain (loss)	301,525,420	912,258,063
Change in net unrealized appreciation (depreciation)	338,097,115	(529,917,893)
Net increase (decrease) in net assets resulting from operations	631,345,859	366,713,322

Distributions to Shareholders
From earnings:
Investor Class	(679,898,665)	(357,413,528)
I Class	(41,064,427)	(21,818,452)
Y Class	(1,986,316)	(462)
A Class	(53,942,496)	(32,633,569)
C Class	(13,662,155)	(9,874,176)
R Class	(6,464,936)	(3,686,185)
R5 Class	(529,611)	(10,800)
R6 Class	(22,767,081)	(15,306,317)
Decrease in net assets from distributions	(820,315,687)	(440,743,489)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	367,496,344	(392,193,297)

Net increase (decrease) in net assets	178,526,516	(466,223,464)

Net Assets
Beginning of period	4,546,695,871	5,012,919,335
End of period	$4,725,222,387	$4,546,695,871

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

13

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$25,819,374	—	—	—	$25,819,374
Exchange-Traded Funds	7,565,564	—	—	—	7,565,564
Total Borrowings	$33,384,938	—	—	—	$33,384,938
Gross amount of recognized liabilities for securities lending transactions					$33,384,938

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 6% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

15

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
1.000%	0.800%	0.650%	1.000%	1.000%	1.000%	0.800%	0.650%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $19,294,260 and $26,610,522, respectively. The effect of interfund transactions on the Statement of Operations was $(710,046) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $2,039,788,337 and $2,461,333,981, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,300,000,000		1,500,000,000
Sold	4,968,239	$98,629,573	6,961,929	$165,062,440
Issued in reinvestment of distributions	38,287,297	660,455,871	15,480,388	347,999,118
Redeemed	(26,723,132)	(541,447,766)	(31,632,101)	(752,714,711)
	16,532,404	217,637,678	(9,189,784)	(239,653,153)
I Class/Shares Authorized	130,000,000		130,000,000
Sold	6,517,130	146,189,509	3,664,494	93,875,668
Issued in reinvestment of distributions	2,030,579	37,809,381	825,707	19,709,623
Redeemed	(3,583,985)	(75,166,782)	(4,947,833)	(123,445,888)
	4,963,724	108,832,108	(457,632)	(9,860,597)
Y Class/Shares Authorized	30,000,000		50,000,000
Sold	403,945	8,800,598	394,524	10,250,853
Issued in reinvestment of distributions	88,190	1,662,380	19	462
Redeemed	(40,306)	(874,551)	(5,479)	(141,123)
	451,829	9,588,427	389,064	10,110,192
A Class/Shares Authorized	180,000,000		340,000,000
Sold	1,397,044	25,303,622	2,337,036	51,615,538
Issued in reinvestment of distributions	3,291,370	51,312,456	1,504,888	31,316,728
Redeemed	(3,259,618)	(58,671,257)	(6,914,306)	(151,442,065)
	1,428,796	17,944,821	(3,072,382)	(68,509,799)
C Class/Shares Authorized	70,000,000		80,000,000
Sold	180,567	2,218,369	199,537	3,490,376
Issued in reinvestment of distributions	1,097,917	12,768,775	551,229	9,260,642
Redeemed	(1,034,468)	(13,934,561)	(2,263,296)	(40,380,116)
	244,016	1,052,583	(1,512,530)	(27,629,098)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	151,676	2,773,393	208,117	4,579,989
Issued in reinvestment of distributions	408,317	6,369,746	174,182	3,635,173
Redeemed	(291,773)	(5,182,461)	(631,067)	(13,783,530)
	268,220	3,960,678	(248,768)	(5,568,368)
R5 Class/Shares Authorized	30,000,000		50,000,000
Sold	10,659	224,626	125,913	3,201,352
Issued in reinvestment of distributions	28,443	529,611	452	10,800
Redeemed	(11,941)	(256,538)	(7,126)	(184,264)
	27,161	497,699	119,239	3,027,888
R6 Class/Shares Authorized	75,000,000		60,000,000
Sold	845,497	18,259,266	1,554,670	39,101,892
Issued in reinvestment of distributions	1,207,802	22,767,071	635,908	15,306,317
Redeemed	(1,598,571)	(33,043,987)	(4,261,297)	(108,518,571)
	454,728	7,982,350	(2,070,719)	(54,110,362)
Net increase (decrease)	24,370,878	$367,496,344	(16,043,512)	$(392,193,297)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,671,250,400	—	—
Exchange-Traded Funds	33,954,100	—	—
Temporary Cash Investments	35,388	$71,167,945	—
Temporary Cash Investments - Securities Lending Collateral	33,384,938	—	—
	$4,738,624,826	$71,167,945	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$50,585	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $24,075,095.

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The value of foreign currency risk derivative instruments as of April 30, 2019, is disclosed on the Statement of Assets and Liabilities as a liability of $50,585 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,917,551 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(1,102,755) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,854,700,680
Gross tax appreciation of investments	$1,023,183,692
Gross tax depreciation of investments	(68,091,601)
Net tax appreciation (depreciation) of investments	$955,092,091

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$23.19	(0.04)	2.60	2.56	(4.32)	$21.43	15.54%	1.00%(4)	(0.37)%(4)	46%	$3,855,042
2018	$23.67	(0.07)	1.70	1.63	(2.11)	$23.19	7.16%	1.00%	(0.30)%	85%	$3,787,202
2017	$21.28	(0.03)	4.18	4.15	(1.76)	$23.67	20.77%	1.01%	(0.15)%	56%	$4,083,669
2016	$24.59	(0.05)	(0.53)	(0.58)	(2.73)	$21.28	(2.26)%	1.00%	(0.21)%	62%	$3,823,112
2015	$26.89	(0.11)	1.66	1.55	(3.85)	$24.59	7.11%	1.00%	(0.42)%	62%	$4,349,601
2014	$28.45	(0.14)	2.18	2.04	(3.60)	$26.89	8.33%	1.00%	(0.55)%	73%	$4,449,377
I Class
2019(3)	$24.66	(0.02)	2.84	2.82	(4.32)	$23.16	15.70%	0.80%(4)	(0.17)%(4)	46%	$347,166
2018	$25.00	(0.03)	1.80	1.77	(2.11)	$24.66	7.35%	0.80%	(0.10)%	85%	$247,267
2017	$22.34	—(5)	4.42	4.42	(1.76)	$25.00	21.01%	0.81%	0.05%	56%	$262,095
2016	$25.62	—(5)	(0.55)	(0.55)	(2.73)	$22.34	(2.07)%	0.80%	(0.01)%	62%	$155,695
2015	$27.81	(0.06)	1.72	1.66	(3.85)	$25.62	7.33%	0.80%	(0.22)%	62%	$163,670
2014	$29.25	(0.09)	2.25	2.16	(3.60)	$27.81	8.53%	0.80%	(0.35)%	73%	$198,895
Y Class
2019(3)	$24.90	(0.01)	2.89	2.88	(4.32)	$23.46	15.80%	0.65%(4)	(0.02)%(4)	46%	$19,731
2018	$25.19	—(5)	1.82	1.82	(2.11)	$24.90	7.51%	0.65%	0.05%	85%	$9,694
2017(6)	$22.84	0.02	2.33	2.35	—	$25.19	10.29%	0.66%(4)	0.12%(4)	56%(7)	$6

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$21.42	(0.06)	2.32	2.26	(4.32)	$19.36	15.42%	1.25%(4)	(0.62)%(4)	46%	$277,883
2018	$22.07	(0.12)	1.58	1.46	(2.11)	$21.42	6.89%	1.25%	(0.55)%	85%	$276,813
2017	$20.00	(0.08)	3.91	3.83	(1.76)	$22.07	20.48%	1.26%	(0.40)%	56%	$353,039
2016	$23.33	(0.09)	(0.51)	(0.60)	(2.73)	$20.00	(2.53)%	1.25%	(0.46)%	62%	$570,298
2015	$25.78	(0.16)	1.56	1.40	(3.85)	$23.33	6.88%	1.25%	(0.67)%	62%	$798,879
2014	$27.48	(0.20)	2.10	1.90	(3.60)	$25.78	8.04%	1.25%	(0.80)%	73%	$869,381
C Class
2019(3)	$17.18	(0.09)	1.63	1.54	(4.32)	$14.40	15.02%	2.00%(4)	(1.37)%(4)	46%	$51,781
2018	$18.22	(0.23)	1.30	1.07	(2.11)	$17.18	6.13%	2.00%	(1.30)%	85%	$57,552
2017	$16.92	(0.19)	3.25	3.06	(1.76)	$18.22	19.58%	2.01%	(1.15)%	56%	$88,629
2016	$20.31	(0.21)	(0.45)	(0.66)	(2.73)	$16.92	(3.29)%	2.00%	(1.21)%	62%	$103,292
2015	$23.10	(0.30)	1.36	1.06	(3.85)	$20.31	6.09%	2.00%	(1.42)%	62%	$134,096
2014	$25.16	(0.35)	1.89	1.54	(3.60)	$23.10	7.25%	2.00%	(1.55)%	73%	$128,522
R Class
2019(3)	$21.43	(0.08)	2.32	2.24	(4.32)	$19.35	15.29%	1.50%(4)	(0.87)%(4)	46%	$34,503
2018	$22.13	(0.18)	1.59	1.41	(2.11)	$21.43	6.62%	1.50%	(0.80)%	85%	$32,464
2017	$20.10	(0.13)	3.92	3.79	(1.76)	$22.13	20.16%	1.51%	(0.65)%	56%	$39,033
2016	$23.48	(0.15)	(0.50)	(0.65)	(2.73)	$20.10	(2.75)%	1.50%	(0.71)%	62%	$43,875
2015	$25.97	(0.22)	1.58	1.36	(3.85)	$23.48	6.60%	1.50%	(0.92)%	62%	$53,731
2014	$27.72	(0.27)	2.12	1.85	(3.60)	$25.97	7.80%	1.50%	(1.05)%	73%	$58,426

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$24.66	(0.02)	2.84	2.82	(4.32)	$23.16	15.70%	0.80%(4)	(0.17)%(4)	46%	$3,496
2018	$25.00	(0.04)	1.81	1.77	(2.11)	$24.66	7.35%	0.80%	(0.10)%	85%	$3,053
2017(6)	$22.69	—(5)	2.31	2.31	—	$25.00	10.18%	0.81%(4)	(0.03)%(4)	56%(7)	$114
R6 Class
2019(3)	$24.90	—(5)	2.88	2.88	(4.32)	$23.46	15.80%	0.65%(4)	(0.02)%(4)	46%	$135,620
2018	$25.19	0.02	1.80	1.82	(2.11)	$24.90	7.51%	0.65%	0.05%	85%	$132,651
2017	$22.46	0.04	4.45	4.49	(1.76)	$25.19	21.22%	0.66%	0.20%	56%	$186,335
2016	$25.72	0.03	(0.56)	(0.53)	(2.73)	$22.46	(1.93)%	0.65%	0.14%	62%	$123,681
2015	$27.86	(0.02)	1.73	1.71	(3.85)	$25.72	7.48%	0.65%	(0.07)%	62%	$103,017
2014	$29.25	(0.07)	2.28	2.21	(3.60)	$27.86	8.72%	0.65%	(0.20)%	73%	$56,442

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through October 31, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92365 1906

Semiannual Report

April 30, 2019

NT Growth Fund
G Class (ACLTX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
Microsoft Corp.	9.1%
Alphabet, Inc., Class A	8.2%
Amazon.com, Inc.	7.1%
Visa, Inc., Class A	5.3%
Apple, Inc.	5.3%
Facebook, Inc., Class A	4.4%
Lockheed Martin Corp.	2.8%
UnitedHealth Group, Inc.	2.8%
PayPal Holdings, Inc.	2.7%
Walt Disney Co. (The)	2.6%

Top Five Industries	% of net assets
Interactive Media and Services	13.1%
Software	12.2%
IT Services	8.5%
Internet and Direct Marketing Retail	7.1%
Semiconductors and Semiconductor Equipment	5.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	100.9%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	(1.0)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)(2)
Actual
G Class	$1,000	$1,136.70	$0.00	0.00%
Hypothetical
G Class	$1,000	$1,024.80	$0.00	0.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

3

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.9%
Aerospace and Defense — 3.6%
Boeing Co. (The)	21,871	$8,260,458
Lockheed Martin Corp.	97,179	32,392,676
		40,653,134
Air Freight and Logistics — 0.5%
XPO Logistics, Inc.(1)	77,994	5,309,832
Airlines — 1.1%
Delta Air Lines, Inc.	214,393	12,496,968
Biotechnology — 1.9%
Biogen, Inc.(1)	45,988	10,542,289
Exelixis, Inc.(1)	129,505	2,546,068
Vertex Pharmaceuticals, Inc.(1)	48,601	8,212,597
		21,300,954
Capital Markets — 1.2%
Charles Schwab Corp. (The)	308,555	14,125,648
Chemicals — 1.4%
Dow, Inc.(1)	286,063	16,228,354
Consumer Finance — 1.0%
American Express Co.	101,491	11,897,790
Electronic Equipment, Instruments and Components — 1.0%
CDW Corp.	109,349	11,547,254
Entertainment — 5.1%
Liberty Media Corp-Liberty Formula One, Class C(1)	84,973	3,297,802
Netflix, Inc.(1)	47,404	17,565,078
Take-Two Interactive Software, Inc.(1)	79,312	7,679,781
Walt Disney Co. (The)	218,276	29,897,264
		58,439,925
Equity Real Estate Investment Trusts (REITs) — 2.7%
Equity Residential	135,462	10,352,006
SBA Communications Corp.(1)	102,705	20,924,090
		31,276,096
Food and Staples Retailing — 0.9%
Walmart, Inc.	97,400	10,016,616
Food Products — 0.6%
Mondelez International, Inc., Class A	134,423	6,835,410
Health Care Equipment and Supplies — 4.9%
ABIOMED, Inc.(1)	23,257	6,451,724
Baxter International, Inc.	235,258	17,950,185
Boston Scientific Corp.(1)	327,608	12,160,809
Edwards Lifesciences Corp.(1)	33,157	5,837,953
IDEXX Laboratories, Inc.(1)	11,972	2,777,504
Intuitive Surgical, Inc.(1)	13,768	7,030,354

4

	Shares	Value
Penumbra, Inc.(1)	26,713	$3,592,899
		55,801,428
Health Care Providers and Services — 3.0%
Quest Diagnostics, Inc.	31,782	3,063,149
UnitedHealth Group, Inc.	135,203	31,511,763
		34,574,912
Hotels, Restaurants and Leisure — 4.2%
Chipotle Mexican Grill, Inc.(1)	8,408	5,785,040
Darden Restaurants, Inc.	65,500	7,702,800
Domino's Pizza, Inc.	24,234	6,557,236
Las Vegas Sands Corp.	113,902	7,637,129
Royal Caribbean Cruises Ltd.	172,930	20,914,154
		48,596,359
Household Products — 1.6%
Church & Dwight Co., Inc.	85,947	6,441,728
Procter & Gamble Co. (The)	116,023	12,354,129
		18,795,857
Interactive Media and Services — 13.1%
Alphabet, Inc., Class A(1)	78,127	93,671,148
Facebook, Inc., Class A(1)	258,902	50,071,647
Twitter, Inc.(1)	147,034	5,868,127
		149,610,922
Internet and Direct Marketing Retail — 7.1%
Amazon.com, Inc.(1)	42,073	81,054,476
IT Services — 8.5%
PayPal Holdings, Inc.(1)	276,478	31,178,424
VeriSign, Inc.(1)	27,796	5,488,320
Visa, Inc., Class A	369,969	60,834,003
		97,500,747
Life Sciences Tools and Services — 1.4%
Agilent Technologies, Inc.	100,547	7,892,939
Illumina, Inc.(1)	24,315	7,586,280
		15,479,219
Machinery — 1.3%
Cummins, Inc.	90,880	15,112,435
Multiline Retail — 1.0%
Target Corp.	141,852	10,982,182
Oil, Gas and Consumable Fuels — 1.2%
Concho Resources, Inc.	119,343	13,769,795
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	46,485	7,986,588
Pharmaceuticals — 2.8%
Merck & Co., Inc.	161,915	12,744,330
Novo Nordisk A/S, B Shares	266,241	13,027,977
Zoetis, Inc.	64,374	6,555,848
		32,328,155

5

	Shares	Value
Road and Rail — 1.6%
Lyft, Inc., Class A(1)	42,658	$2,550,948
Union Pacific Corp.	89,536	15,851,454
		18,402,402
Semiconductors and Semiconductor Equipment — 5.7%
Analog Devices, Inc.	6,154	715,341
Applied Materials, Inc.	344,854	15,197,716
ASML Holding NV	78,685	16,449,466
Broadcom, Inc.	89,113	28,373,579
Maxim Integrated Products, Inc.	75,329	4,519,740
		65,255,842
Software — 12.2%
Microsoft Corp.	794,852	103,807,671
Pagerduty, Inc.(1)	13,119	615,281
Palo Alto Networks, Inc.(1)	66,063	16,438,456
salesforce.com, Inc.(1)	108,183	17,888,059
Zoom Video Communications, Inc., Class A(1)	12,391	897,976
		139,647,443
Specialty Retail — 1.8%
TJX Cos., Inc. (The)	385,349	21,147,953
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.	301,107	60,423,142
Textiles, Apparel and Luxury Goods — 2.5%
NIKE, Inc., Class B	235,722	20,703,463
Tapestry, Inc.	233,970	7,550,212
		28,253,675
TOTAL COMMON STOCKS (Cost $707,533,274)		1,154,851,513
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $1,471,545), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $1,441,982)		1,441,886
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $245,749), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $240,008)		240,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,673	1,673
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,683,559)		1,683,559
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $709,216,833)		1,156,535,072
OTHER ASSETS AND LIABILITIES — (1.0)%		(11,979,574)
TOTAL NET ASSETS — 100.0%		$1,144,555,498

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	313,155	USD	356,131	Credit Suisse AG	6/28/19	$(3,185)
USD	13,524,173	EUR	11,853,744	Credit Suisse AG	6/28/19	164,200
USD	425,535	EUR	377,463	Credit Suisse AG	6/28/19	108
USD	451,412	EUR	399,831	Credit Suisse AG	6/28/19	775
						$161,898

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $709,216,833)	$1,156,535,072
Receivable for investments sold	6,855,845
Unrealized appreciation on forward foreign currency exchange contracts	165,083
Dividends and interest receivable	394,851
1,163,950,851

Liabilities
Payable for investments purchased	2,164,400
Payable for capital shares redeemed	17,227,768
Unrealized depreciation on forward foreign currency exchange contracts	3,185
19,395,353

Net Assets	$1,144,555,498

G Class Capital Shares, $0.01 Par Value
Shares authorized	795,000,000
Shares outstanding	65,518,007

Net Asset Value Per Share	$17.47

Net Assets Consist of:
Capital (par value and paid-in surplus)	$631,517,754
Distributable earnings	513,037,744
$1,144,555,498

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $59,524)	$6,365,766
Interest	163,605
6,529,371

Expenses:
Management fees	3,462,597
Directors' fees and expenses	14,899
Other expenses	7,826
3,485,322
Fees waived	(3,462,597)
22,725

Net investment income (loss)	6,506,646

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	65,716,335
Forward foreign currency exchange contract transactions	699,513
Foreign currency translation transactions	(1,049)
66,414,799

Change in net unrealized appreciation (depreciation) on:
Investments	72,366,499
Forward foreign currency exchange contracts	(352,731)
Translation of assets and liabilities in foreign currencies	590
72,014,358

Net realized and unrealized gain (loss)	138,429,157

Net Increase (Decrease) in Net Assets Resulting from Operations	$144,935,803

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$6,506,646	$14,162,108
Net realized gain (loss)	66,414,799	190,986,275
Change in net unrealized appreciation (depreciation)	72,014,358	(48,737,131)
Net increase (decrease) in net assets resulting from operations	144,935,803	156,411,252

Distributions to Shareholders
From earnings	(183,752,693)	(126,468,050)

Capital Share Transactions
Proceeds from shares sold	112,556,250	58,272,536
Proceeds from reinvestment of distributions	183,752,693	126,468,050
Payments for shares redeemed	(272,323,215)	(420,037,756)
Net increase (decrease) in net assets from capital share transactions	23,985,728	(235,297,170)

Net increase (decrease) in net assets	(14,831,162)	(205,353,968)

Net Assets
Beginning of period	1,159,386,660	1,364,740,628
End of period	$1,144,555,498	$1,159,386,660

Transactions in Shares of the Fund
Sold	6,552,265	3,180,674
Issued in reinvestment of distributions	12,655,144	7,255,769
Redeemed	(16,061,684)	(22,314,863)
Net increase (decrease) in shares of the fund	3,145,725	(11,878,420)

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of Growth Fund, one fund in a series issued by the corporation. The management fee schedule ranges from 0.450% to 0.640%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended April 30, 2019 was 0.63% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $10,676,769 and $13,303,243, respectively. The effect of interfund transactions on the Statement of Operations was $309,141 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $341,473,356 and $471,147,778, respectively.

13

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,125,374,070	$29,477,443	—
Temporary Cash Investments	1,673	1,681,886	—
	$1,125,375,743	$31,159,329	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$165,083	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,185	—

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $15,840,812.

14

The value of foreign currency risk derivative instruments as of April 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $165,083 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $3,185 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $699,513 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(352,731) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$715,600,548
Gross tax appreciation of investments	$449,660,695
Gross tax depreciation of investments	(8,726,171)
Net tax appreciation (depreciation) of investments	$440,934,524

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2019(3)	$18.59	0.10	1.82	1.92	(0.22)	(2.82)	(3.04)	$17.47	13.67%	0.00%(4)(5)	0.63%(4)	1.17%(4)	0.54%(4)	31%	$1,144,555
2018	$18.38	0.20	1.80	2.00	(0.13)	(1.66)	(1.79)	$18.59	11.50%	0.00%(5)	0.62%	1.09%	0.47%	53%	$1,159,387
2017	$14.62	0.11	4.00	4.11	(0.12)	(0.23)	(0.35)	$18.38	28.64%	0.56%	0.74%	0.67%	0.49%	64%	$1,364,741
2016	$15.57	0.11	(0.06)	0.05	(0.07)	(0.93)	(1.00)	$14.62	0.49%	0.78%	0.78%	0.74%	0.74%	60%	$1,104,817
2015	$16.82	0.08	1.17	1.25	(0.08)	(2.42)	(2.50)	$15.57	8.97%	0.77%	0.77%	0.52%	0.52%	82%	$1,051,077
2014	$15.42	0.08	2.02	2.10	(0.09)	(0.61)	(0.70)	$16.82	14.17%	0.77%	0.77%	0.50%	0.50%	119%	$1,234,784

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Notes

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92374 1906

Semiannual Report

April 30, 2019

NT Heritage Fund
G Class (ACLWX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
ServiceNow, Inc.	2.6%
Fiserv, Inc.	2.6%
SBA Communications Corp.	2.6%
FleetCor Technologies, Inc.	2.6%
AMETEK, Inc.	2.3%
Booz Allen Hamilton Holding Corp.	2.2%
Twitter, Inc.	2.2%
Autodesk, Inc.	2.1%
Ingersoll-Rand plc	2.1%
Parker-Hannifin Corp.	2.1%

Top Five Industries	% of net assets
Software	14.3%
Specialty Retail	9.5%
IT Services	8.7%
Semiconductors and Semiconductor Equipment	7.5%
Health Care Equipment and Supplies	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Exchange-Traded Funds	0.7%
Total Equity Exposure	99.9%
Temporary Cash Investments	1.8%
Temporary Cash Investments - Securities Lending Collateral	0.3%
Other Assets and Liabilities	(2.0)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)(2)
Actual
G Class	$1,000	$1,159.00	$0.00	0.00%
Hypothetical
G Class	$1,000	$1,024.80	$0.00	0.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

3

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.3%
Hexcel Corp.	9,695	$685,534
L3 Technologies, Inc.	35,104	7,673,032
		8,358,566
Auto Components — 1.6%
Aptiv plc	118,789	10,180,217
Beverages — 1.9%
Brown-Forman Corp., Class B	57,938	3,087,516
Constellation Brands, Inc., Class A	44,067	9,327,662
		12,415,178
Biotechnology — 2.7%
Array BioPharma, Inc.(1)	187,066	4,229,562
Exact Sciences Corp.(1)	45,088	4,449,735
Immunomedics, Inc.(1)(2)	228,415	3,659,208
Sarepta Therapeutics, Inc.(1)	41,410	4,842,486
		17,180,991
Building Products — 0.5%
Trex Co., Inc.(1)	48,192	3,338,260
Capital Markets — 4.9%
LPL Financial Holdings, Inc.	157,651	11,680,363
MSCI, Inc.	47,448	10,693,830
S&P Global, Inc.	41,244	9,100,901
		31,475,094
Chemicals — 1.2%
Eastman Chemical Co.	98,301	7,753,983
Commercial Services and Supplies — 1.0%
Waste Management, Inc.	62,069	6,662,486
Construction and Engineering — 1.4%
Jacobs Engineering Group, Inc.	113,142	8,818,287
Construction Materials — 1.3%
Vulcan Materials Co.	64,576	8,143,679
Containers and Packaging — 1.1%
Ball Corp.	120,235	7,206,886
Distributors — 1.0%
LKQ Corp.(1)	208,005	6,260,951
Electrical Equipment — 2.3%
AMETEK, Inc.	171,958	15,161,537
Electronic Equipment, Instruments and Components — 2.1%
CDW Corp.	95,708	10,106,765
Keysight Technologies, Inc.(1)	42,208	3,673,362
		13,780,127

4

	Shares	Value
Entertainment — 1.3%
Take-Two Interactive Software, Inc.(1)	89,046	$8,622,324
Equity Real Estate Investment Trusts (REITs) — 2.6%
SBA Communications Corp.(1)	82,015	16,708,916
Food and Staples Retailing — 0.7%
Costco Wholesale Corp.	17,914	4,398,424
Health Care Equipment and Supplies — 5.0%
Align Technology, Inc.(1)	26,805	8,703,047
Haemonetics Corp.(1)	76,945	6,715,760
Insulet Corp.(1)	44,690	3,854,512
Masimo Corp.(1)	43,462	5,656,579
ResMed, Inc.	70,305	7,347,576
		32,277,474
Health Care Providers and Services — 2.9%
Centene Corp.(1)	96,149	4,957,442
Covetrus, Inc.(1)	146,787	4,824,889
Encompass Health Corp.	138,150	8,903,768
		18,686,099
Hotels, Restaurants and Leisure — 4.1%
Chipotle Mexican Grill, Inc.(1)	5,098	3,507,628
Domino's Pizza, Inc.	27,719	7,500,207
Planet Fitness, Inc., Class A(1)	44,589	3,375,387
Red Rock Resorts, Inc., Class A	228,185	6,156,431
Wynn Resorts Ltd.	42,815	6,184,627
		26,724,280
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	19,206	6,908,398
Interactive Media and Services — 2.9%
Pinterest, Inc., Class A(1)	152,619	4,728,136
Twitter, Inc.(1)	351,681	14,035,589
		18,763,725
Internet and Direct Marketing Retail — 1.3%
Expedia Group, Inc.	64,332	8,352,867
IT Services — 8.7%
Booz Allen Hamilton Holding Corp.	241,403	14,312,784
Fiserv, Inc.(1)	191,992	16,749,382
FleetCor Technologies, Inc.(1)	63,672	16,615,208
Square, Inc., Class A(1)	117,097	8,527,003
		56,204,377
Life Sciences Tools and Services — 2.0%
Agilent Technologies, Inc.	95,659	7,509,232
Bruker Corp.	148,374	5,727,236
		13,236,468
Machinery — 4.1%
Ingersoll-Rand plc	109,695	13,449,704
Parker-Hannifin Corp.	73,295	13,272,259
		26,721,963

5

	Shares	Value
Oil, Gas and Consumable Fuels — 0.6%
Concho Resources, Inc.	35,618	$4,109,605
Pharmaceuticals — 1.4%
Catalent, Inc.(1)	72,602	3,254,022
Elanco Animal Health, Inc.(1)	187,789	5,915,353
		9,169,375
Professional Services — 2.7%
IHS Markit Ltd.(1)	122,876	7,035,880
Verisk Analytics, Inc.	74,885	10,569,269
		17,605,149
Road and Rail — 0.1%
Lyft, Inc., Class A(1)(2)	10,480	626,704
Semiconductors and Semiconductor Equipment — 7.5%
Advanced Micro Devices, Inc.(1)	365,500	10,098,765
Applied Materials, Inc.	196,628	8,665,396
Marvell Technology Group Ltd.	411,030	10,283,970
Microchip Technology, Inc.(2)	114,321	11,419,525
Xilinx, Inc.	65,022	7,811,743
		48,279,399
Software — 14.3%
Autodesk, Inc.(1)	75,921	13,529,881
Cadence Design Systems, Inc.(1)	72,998	5,064,601
Palo Alto Networks, Inc.(1)	42,721	10,630,267
PTC, Inc.(1)	107,809	9,753,480
RealPage, Inc.(1)	130,765	8,527,186
Red Hat, Inc.(1)	61,619	11,247,316
ServiceNow, Inc.(1)	62,079	16,855,069
Splunk, Inc.(1)	29,296	4,044,020
Workday, Inc., Class A(1)	62,534	12,858,867
		92,510,687
Specialty Retail — 9.5%
Advance Auto Parts, Inc.	39,797	6,619,037
Burlington Stores, Inc.(1)	74,585	12,598,152
Five Below, Inc.(1)	50,945	7,457,839
Floor & Decor Holdings, Inc., Class A(1)	181,752	8,727,731
O'Reilly Automotive, Inc.(1)	24,000	9,085,680
Tractor Supply Co.	89,634	9,277,119
Ulta Beauty, Inc.(1)	21,892	7,639,870
		61,405,428
Technology Hardware, Storage and Peripherals — 1.6%
NetApp, Inc.	140,623	10,244,386
Textiles, Apparel and Luxury Goods — 0.5%
Lululemon Athletica, Inc.(1)	19,475	3,434,416
TOTAL COMMON STOCKS (Cost $499,528,009)		641,726,706
EXCHANGE-TRADED FUNDS — 0.7%
SPDR S&P Oil & Gas Exploration & Production ETF (Cost $4,792,291)	151,138	4,677,721

6

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $10,146,723), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $9,942,878)		$9,942,215
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $1,694,647), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $1,660,058)		1,660,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,949	5,949
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,608,164)		11,608,164
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,753,278)	1,753,278	1,753,278
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $517,681,742)		659,765,869
OTHER ASSETS AND LIABILITIES — (2.0)%		(12,933,524)
TOTAL NET ASSETS — 100.0%		$646,832,345

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	119,600	USD	89,711	Morgan Stanley	6/28/19	$(306)
CAD	36,224	USD	27,196	Morgan Stanley	6/28/19	(117)
CAD	1,055,777	USD	794,861	Morgan Stanley	6/28/19	(5,625)
USD	831,068	CAD	1,112,800	Morgan Stanley	6/28/19	(795)
USD	73,795	CAD	98,800	Morgan Stanley	6/28/19	(62)
						$(6,905)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,686,857. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $16,049,898, which includes securities collateral of 14,296,620.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $515,928,464)	$658,012,591
Investment made with cash collateral received for securities on loan, at value (cost of $1,753,278)	1,753,278
Total investment securities, at value (cost of $517,681,742)	659,765,869
Cash	228
Receivable for investments sold	3,072,857
Dividends and interest receivable	733
Securities lending receivable	6,116
662,845,803

Liabilities
Payable for collateral received for securities on loan	1,753,278
Payable for investments purchased	9,177,347
Payable for capital shares redeemed	5,075,928
Unrealized depreciation on forward foreign currency exchange contracts	6,905
16,013,458

Net Assets	$646,832,345

G Class Capital Shares, $0.01 Par Value
Shares authorized	610,000,000
Shares outstanding	50,885,005

Net Asset Value Per Share	$12.71

Net Assets Consist of:
Capital (par value and paid-in surplus)	$462,694,887
Distributable earnings	184,137,458
$646,832,345

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$1,776,178
Securities lending, net	137,358
Interest	94,106
2,007,642

Expenses:
Management fees	2,033,716
Directors' fees and expenses	8,516
Other expenses	3,151
2,045,383
Fees waived	(2,033,716)
11,667

Net investment income (loss)	1,995,975

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	42,967,539
Forward foreign currency exchange contract transactions	292,316
Foreign currency translation transactions	904
43,260,759

Change in net unrealized appreciation (depreciation) on:
Investments	47,591,586
Forward foreign currency exchange contracts	(165,138)
47,426,448

Net realized and unrealized gain (loss)	90,687,207

Net Increase (Decrease) in Net Assets Resulting from Operations	$92,683,182

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$1,995,975	$5,488,181
Net realized gain (loss)	43,260,759	150,820,303
Change in net unrealized appreciation (depreciation)	47,426,448	(86,710,960)
Net increase (decrease) in net assets resulting from operations	92,683,182	69,597,524

Distributions to Shareholders
From earnings	(142,583,485)	(55,729,292)

Capital Share Transactions
Proceeds from shares sold	35,481,384	20,837,098
Proceeds from reinvestment of distributions	142,583,485	55,729,292
Payments for shares redeemed	(173,137,290)	(221,539,845)
Net increase (decrease) in net assets from capital share transactions	4,927,579	(144,973,455)

Net increase (decrease) in net assets	(44,972,724)	(131,105,223)

Net Assets
Beginning of period	691,805,069	822,910,292
End of period	$646,832,345	$691,805,069

Transactions in Shares of the Fund
Sold	2,900,531	1,434,857
Issued in reinvestment of distributions	13,992,491	3,989,212
Redeemed	(13,611,692)	(14,907,717)
Net increase (decrease) in shares of the fund	3,281,330	(9,483,648)

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

11

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,753,278	—	—	—	$1,753,278
Gross amount of recognized liabilities for securities lending transactions					$1,753,278

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.65%. The investment advisor agreed to waive the management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended April 30, 2019 was 0.65% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period,

13

the interfund purchases and sales were $4,529,895 and $6,047,781, respectively. The effect of interfund transactions on the Statement of Operations was $(160) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $339,351,129 and $458,704,191, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$641,726,706	—	—
Exchange-Traded Funds	4,677,721	—	—
Temporary Cash Investments	5,949	$11,602,215	—
Temporary Cash Investments - Securities Lending Collateral	1,753,278	—	—
	$648,163,654	$11,602,215	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$6,905	—

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an

14

unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $3,712,505.

The value of foreign currency risk derivative instruments as of April 30, 2019, is disclosed on the Statement of Assets and Liabilities as a liability of $6,905 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $292,316 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(165,138) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

7. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$525,669,640
Gross tax appreciation of investments	$142,310,987
Gross tax depreciation of investments	(8,214,758)
Net tax appreciation (depreciation) of investments	$134,096,229

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2019(3)	$14.53	0.04	1.45	1.49	(0.12)	(3.19)	(3.31)	$12.71	15.90%	0.00%(4)(5)	0.65%(4)	0.64%(4)	(0.01)%(4)	53%	$646,832
2018	$14.41	0.10	1.05	1.15	(0.05)	(0.98)	(1.03)	$14.53	8.19%	0.00%(5)	0.65%	0.71%	0.06%	90%	$691,805
2017	$12.31	0.04	2.50	2.54	—	(0.44)	(0.44)	$14.41	21.29%	0.58%	0.76%	0.27%	0.09%	67%	$822,910
2016	$13.65	—(6)	(0.28)	(0.28)	—	(1.06)	(1.06)	$12.31	(2.01)%	0.80%	0.80%	(0.02)%	(0.02)%	73%	$649,951
2015	$13.37	(0.03)	0.93	0.90	—	(0.62)	(0.62)	$13.65	7.20%	0.80%	0.80%	(0.22)%	(0.22)%	83%	$609,841
2014	$13.81	(0.04)	1.08	1.04	—	(1.48)	(1.48)	$13.37	8.53%	0.80%	0.80%	(0.31)%	(0.31)%	76%	$572,085

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

(6)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Additional Information
Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92375 1906

Semiannual Report

April 30, 2019

Select Fund
Investor Class (TWCIX)
I Class (TWSIX)
Y Class (ASLWX)
A Class (TWCAX)
C Class (ACSLX)
R Class (ASERX)
R5 Class (ASLGX)
R6 Class (ASDEX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
Alphabet, Inc.*	8.6%
Apple, Inc.	7.9%
Amazon.com, Inc.	6.4%
MasterCard, Inc., Class A	6.3%
UnitedHealth Group, Inc.	4.2%
Facebook, Inc., Class A	3.9%
PayPal Holdings, Inc.	3.9%
Microsoft Corp.	3.9%
Home Depot, Inc. (The)	3.0%
Walt Disney Co. (The)	2.6%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Interactive Media and Services	12.5%
IT Services	10.9%
Technology Hardware, Storage and Peripherals	8.3%
Internet and Direct Marketing Retail	6.4%
Biotechnology	5.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	0.5%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,113.20	$5.08	0.97%
I Class	$1,000	$1,114.30	$4.04	0.77%
Y Class	$1,000	$1,115.00	$3.25	0.62%
A Class	$1,000	$1,111.70	$6.39	1.22%
C Class	$1,000	$1,107.60	$10.29	1.97%
R Class	$1,000	$1,110.50	$7.69	1.47%
R5 Class	$1,000	$1,114.30	$4.04	0.77%
R6 Class	$1,000	$1,115.00	$3.25	0.62%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
I Class	$1,000	$1,020.98	$3.86	0.77%
Y Class	$1,000	$1,021.72	$3.11	0.62%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%
R5 Class	$1,000	$1,020.98	$3.86	0.77%
R6 Class	$1,000	$1,021.72	$3.11	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 1.9%
Boeing Co. (The)	161,900	$61,148,011
Auto Components — 1.3%
Aptiv plc	493,800	42,318,660
Banks — 1.4%
JPMorgan Chase & Co.	393,200	45,630,860
Beverages — 3.0%
Constellation Brands, Inc., Class A	293,800	62,188,646
Diageo plc	832,000	35,086,135
		97,274,781
Biotechnology — 5.9%
Alexion Pharmaceuticals, Inc.(1)	134,700	18,336,711
Biogen, Inc.(1)	224,300	51,418,532
Celgene Corp.(1)	390,800	36,993,128
Regeneron Pharmaceuticals, Inc.(1)	162,000	55,588,680
Vertex Pharmaceuticals, Inc.(1)	157,400	26,597,452
		188,934,503
Building Products — 1.1%
Allegion plc	338,600	33,599,278
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	560,800	27,849,328
Cboe Global Markets, Inc.	317,600	32,271,336
MSCI, Inc.	102,000	22,988,760
		83,109,424
Chemicals — 1.3%
Sherwin-Williams Co. (The)	87,700	39,888,591
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	76,100	23,765,269
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc.(1)	113,489	3,116,408
Electronic Equipment, Instruments and Components — 0.4%
Keyence Corp.	18,300	11,404,900
Entertainment — 3.9%
Electronic Arts, Inc.(1)	431,300	40,822,545
Walt Disney Co. (The)	609,100	83,428,427
		124,250,972
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.	21,000	4,101,300
Equinix, Inc.	32,400	14,732,280
		18,833,580
Food and Staples Retailing — 1.4%
Costco Wholesale Corp.	180,200	44,244,506

6

	Shares	Value
Health Care Equipment and Supplies — 1.2%
Danaher Corp.	120,800	$15,998,752
Stryker Corp.	120,600	22,782,546
		38,781,298
Health Care Providers and Services — 4.2%
UnitedHealth Group, Inc.	570,700	133,013,049
Hotels, Restaurants and Leisure — 1.0%
Starbucks Corp.	402,000	31,227,360
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	100,900	36,293,730
Interactive Media and Services — 12.5%
Alphabet, Inc., Class A(1)	90,600	108,625,776
Alphabet, Inc., Class C(1)	138,600	164,723,328
Facebook, Inc., Class A(1)	647,600	125,245,840
		398,594,944
Internet and Direct Marketing Retail — 6.4%
Amazon.com, Inc.(1)	106,300	204,789,076
IT Services — 10.9%
MasterCard, Inc., Class A	787,000	200,086,880
PayPal Holdings, Inc.(1)	1,109,400	125,107,038
Visa, Inc., Class A	142,300	23,398,389
		348,592,307
Machinery — 3.2%
FANUC Corp.	164,700	30,869,270
Graco, Inc.	1,045,900	53,602,375
Middleby Corp. (The)(1)	123,400	16,304,842
		100,776,487
Oil, Gas and Consumable Fuels — 1.5%
EOG Resources, Inc.	490,000	47,064,500
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	341,300	58,638,753
Professional Services — 3.6%
IHS Markit Ltd.(1)	895,400	51,270,604
Verisk Analytics, Inc.	455,200	64,246,928
		115,517,532
Road and Rail — 1.3%
Canadian Pacific Railway Ltd.	191,200	42,839,818
Semiconductors and Semiconductor Equipment — 3.8%
Analog Devices, Inc.	552,200	64,187,728
Maxim Integrated Products, Inc.	967,300	58,038,000
		122,225,728
Software — 5.0%
Microsoft Corp.	941,500	122,959,900
salesforce.com, Inc.(1)	223,400	36,939,190
		159,899,090
Specialty Retail — 5.5%
Home Depot, Inc. (The)	468,700	95,474,190

7

	Shares	Value
TJX Cos., Inc. (The)	1,444,200	$79,257,696
		174,731,886
Technology Hardware, Storage and Peripherals — 8.3%
Apple, Inc.	1,258,500	252,543,195
NetApp, Inc.	154,000	11,218,900
		263,762,095
Textiles, Apparel and Luxury Goods — 2.2%
NIKE, Inc., Class B	789,800	69,368,134
TOTAL COMMON STOCKS (Cost $1,330,027,846)		3,163,635,530
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $12,251,899), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $12,005,761)		12,004,961
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $2,047,912), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $2,004,070)		2,004,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	76,473	76,473
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,085,434)		14,085,434
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,344,113,280)		3,177,720,964
OTHER ASSETS AND LIABILITIES — 0.5%		14,985,102
TOTAL NET ASSETS — 100.0%		$3,192,706,066

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Roper Technologies, Inc.	200	Call	$360.00	5/17/19	$7,194,000	$(68,331)	$(102,000)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	26,898,941	CAD	36,017,682	Morgan Stanley	6/28/19	$(25,724)
USD	939,985	CAD	1,250,066	Morgan Stanley	6/28/19	5,511
USD	846,309	CAD	1,130,948	Morgan Stanley	6/28/19	880
USD	1,595,770	CAD	2,149,470	Morgan Stanley	6/28/19	(11,046)
JPY	34,038,000	USD	306,451	Bank of America N.A.	6/28/19	540
USD	5,855,752	JPY	640,042,500	Bank of America N.A.	6/28/19	83,172
USD	281,003	JPY	31,293,000	Bank of America N.A.	6/28/19	(1,231)
						$52,102

8

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,344,113,280)	$3,177,720,964
Receivable for investments sold	20,440,337
Receivable for capital shares sold	488,296
Unrealized appreciation on forward foreign currency exchange contracts	90,103
Dividends and interest receivable	1,056,933
3,199,796,633

Liabilities
Written options, at value (premiums received $68,331)	102,000
Payable for investments purchased	3,069,140
Payable for capital shares redeemed	1,388,045
Unrealized depreciation on forward foreign currency exchange contracts	38,001
Accrued management fees	2,478,868
Distribution and service fees payable	14,513
7,090,567

Net Assets	$3,192,706,066

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,294,760,764
Distributable earnings	1,897,945,302
$3,192,706,066

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,037,219,611	40,270,461	$75.42
I Class, $0.01 Par Value	$75,891,271	988,676	$76.76
Y Class, $0.01 Par Value	$26,788,078	348,747	$76.81
A Class, $0.01 Par Value	$41,580,356	564,995	$73.59*
C Class, $0.01 Par Value	$6,078,017	93,272	$65.16
R Class, $0.01 Par Value	$2,689,676	36,922	$72.85
R5 Class, $0.01 Par Value	$6,987	91	$76.78
R6 Class, $0.01 Par Value	$2,452,070	31,960	$76.72
*Maximum offering price $78.08 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $75,506)	$14,491,033
Interest	134,326
14,625,359

Expenses:
Management fees	14,282,177
Distribution and service fees:
A Class	48,348
C Class	27,992
R Class	5,905
Directors' fees and expenses	38,750
Other expenses	2,132
14,405,304
Fees waived(1)	(290,931)
14,114,373

Net investment income (loss)	510,986

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	63,355,727
Forward foreign currency exchange contract transactions	996,253
Written options contract transactions	159,805
Foreign currency translation transactions	(20,612)
64,491,173

Change in net unrealized appreciation (depreciation) on:
Investments	258,766,848
Forward foreign currency exchange contracts	(405,078)
Written options contracts	(33,669)
Translation of assets and liabilities in foreign currencies	(2,449)
258,325,652

Net realized and unrealized gain (loss)	322,816,825

Net Increase (Decrease) in Net Assets Resulting from Operations	$323,327,811

(1)
Amount consists of $277,644, $6,799, $1,629, $3,868, $560, $236 and $195 for Investor Class, I Class, Y Class, A Class, C Class, R Class and R6 Class, respectively. The waiver amount for R5 Class was less than $0.05.

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$510,986	$1,738,869
Net realized gain (loss)	64,491,173	222,214,384
Change in net unrealized appreciation (depreciation)	258,325,652	31,450,983
Net increase (decrease) in net assets resulting from operations	323,327,811	255,404,236

Distributions to Shareholders
From earnings:
Investor Class	(213,093,961)	(167,885,063)
I Class	(5,385,005)	(3,896,927)
Y Class	(1,027,005)	(361)
A Class	(3,006,841)	(2,434,131)
C Class	(473,987)	(366,947)
R Class	(180,464)	(214,888)
R5 Class	(476)	(355)
R6 Class	(145,270)	(87,056)
Decrease in net assets from distributions	(223,313,009)	(174,885,728)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	122,074,963	24,411,779

Net increase (decrease) in net assets	222,089,765	104,930,287

Net Assets
Beginning of period	2,970,616,301	2,865,686,014
End of period	$3,192,706,066	$2,970,616,301

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2019, the investment advisor agreed to waive 0.02% of the fund's management fee. The investment advisor expects this waiver to continue until February 29, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2019 are as follows:

	Management Fee	Effective Annual Management Fee
	Schedule Range	Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.99%	0.97%
I Class	0.600% to 0.790%	0.79%	0.77%
Y Class	0.450% to 0.640%	0.64%	0.62%
A Class	0.800% to 0.990%	0.99%	0.97%
C Class	0.800% to 0.990%	0.99%	0.97%
R Class	0.800% to 0.990%	0.99%	0.97%
R5 Class	0.600% to 0.790%	0.79%	0.77%
R6 Class	0.450% to 0.640%	0.64%	0.62%

15

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,046,395 and $7,214, respectively. The effect of interfund transactions on the Statement of Operations was $6,584 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $169,666,213 and $286,109,588, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	485,000,000		350,000,000
Sold	482,629	$33,695,670	1,118,907	$83,197,129
Issued in reinvestment of distributions	3,227,630	203,857,091	2,272,657	160,563,210
Redeemed	(1,897,795)	(131,316,603)	(3,219,750)	(239,485,104)
	1,812,464	106,236,158	171,814	4,275,235
I Class/Shares Authorized	40,000,000		35,000,000
Sold	175,379	12,893,964	396,353	30,682,340
Issued in reinvestment of distributions	78,144	5,019,942	50,080	3,593,215
Redeemed	(211,043)	(15,080,687)	(333,201)	(26,075,775)
	42,480	2,833,219	113,232	8,199,780
Y Class/Shares Authorized	30,000,000		50,000,000
Sold	194,313	13,999,650	197,116	15,403,115
Issued in reinvestment of distributions	15,293	982,580	5	361
Redeemed	(54,258)	(4,064,212)	(3,800)	(299,030)
	155,348	10,918,018	193,321	15,104,446
A Class/Shares Authorized	40,000,000		50,000,000
Sold	28,199	1,879,346	76,515	5,571,453
Issued in reinvestment of distributions	48,212	2,974,205	34,556	2,393,697
Redeemed	(58,336)	(3,994,098)	(136,844)	(9,978,951)
	18,075	859,453	(25,773)	(2,013,801)
C Class/Shares Authorized	30,000,000		20,000,000
Sold	8,115	481,133	13,535	896,225
Issued in reinvestment of distributions	8,020	439,266	5,350	334,996
Redeemed	(10,842)	(675,288)	(19,314)	(1,277,444)
	5,293	245,111	(429)	(46,223)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	4,578	307,047	11,087	800,013
Issued in reinvestment of distributions	2,952	180,464	3,121	214,888
Redeemed	(2,172)	(146,329)	(32,866)	(2,287,575)
	5,358	341,182	(18,658)	(1,272,674)
R5 Class/Shares Authorized	30,000,000		50,000,000
Issued in reinvestment of distributions	8	476	5	355
R6 Class/Shares Authorized	40,000,000		50,000,000
Sold	8,808	627,973	8,063	626,743
Issued in reinvestment of distributions	2,252	144,508	1,215	87,056
Redeemed	(1,855)	(131,135)	(7,295)	(549,138)
	9,205	641,346	1,983	164,661
Net increase (decrease)	2,048,231	$122,074,963	435,495	$24,411,779

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,043,435,407	$120,200,123	—
Temporary Cash Investments	76,473	14,008,961	—
	$3,043,511,880	$134,209,084	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$90,103	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$38,001	—
Written Options Contracts	$102,000	—	—
	$102,000	$38,001	—

18

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to equity price risk derivative instruments held during the period was 240 written options contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $33,606,009.

Value of Derivative Instruments as of April 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Written Options	—	Written Options	$102,000
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$90,103	Unrealized depreciation on forward foreign currency exchange contracts	38,001
		$90,103		$140,001

19

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on written options contract transactions	$159,805	Change in net unrealized appreciation (depreciation) on written options contracts	$(33,669)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	996,253	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(405,078)
		$1,156,058		$(438,747)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,344,906,398
Gross tax appreciation of investments	$1,843,970,011
Gross tax depreciation of investments	(11,155,445)
Net tax appreciation (depreciation) of investments	$1,832,814,566

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$73.74	0.01	7.25	7.26	(0.03)	(5.55)	(5.58)	$75.42	11.32%	0.97%(4)	0.99%(4)	0.04%(4)	0.02%(4)	6%	$3,037,220
2018	$71.92	0.04	6.20	6.24	(0.21)	(4.21)	(4.42)	$73.74	8.94%	0.97%	0.99%	0.06%	0.04%	22%	$2,835,970
2017	$58.32	0.21	15.59	15.80	(0.22)	(1.98)	(2.20)	$71.92	27.93%	0.99%	1.00%	0.33%	0.32%	19%	$2,753,729
2016	$61.57	0.20	0.30	0.50	(0.25)	(3.50)	(3.75)	$58.32	0.98%	0.99%	0.99%	0.36%	0.36%	16%	$2,287,797
2015	$61.31	0.21	5.71	5.92	(0.24)	(5.42)	(5.66)	$61.57	10.93%	0.99%	0.99%	0.35%	0.35%	24%	$2,440,319
2014	$53.07	0.19	8.51	8.70	(0.24)	(0.22)	(0.46)	$61.31	16.50%	1.00%	1.00%	0.34%	0.34%	25%	$2,293,893
I Class
2019(3)	$75.02	0.08	7.38	7.46	(0.17)	(5.55)	(5.72)	$76.76	11.43%	0.77%(4)	0.79%(4)	0.24%(4)	0.22%(4)	6%	$75,891
2018	$73.11	0.19	6.29	6.48	(0.36)	(4.21)	(4.57)	$75.02	9.15%	0.77%	0.79%	0.26%	0.24%	22%	$70,986
2017	$59.25	0.31	15.87	16.18	(0.34)	(1.98)	(2.32)	$73.11	28.20%	0.79%	0.80%	0.53%	0.52%	19%	$60,895
2016	$62.49	0.32	0.31	0.63	(0.37)	(3.50)	(3.87)	$59.25	1.19%	0.79%	0.79%	0.56%	0.56%	16%	$28,061
2015	$62.15	0.34	5.78	6.12	(0.36)	(5.42)	(5.78)	$62.49	11.16%	0.79%	0.79%	0.55%	0.55%	24%	$33,075
2014	$53.79	0.32	8.61	8.93	(0.35)	(0.22)	(0.57)	$62.15	16.74%	0.80%	0.80%	0.54%	0.54%	25%	$29,130
Y Class
2019(3)	$75.13	0.11	7.39	7.50	(0.27)	(5.55)	(5.82)	$76.81	11.50%	0.62%(4)	0.64%(4)	0.39%(4)	0.37%(4)	6%	$26,788
2018	$73.13	0.28	6.33	6.61	(0.40)	(4.21)	(4.61)	$75.13	9.34%	0.62%	0.64%	0.41%	0.39%	22%	$14,529
2017(5)	$63.80	0.22	9.11	9.33	—	—	—	$73.13	14.62%	0.64%(4)	0.65%(4)	0.59%(4)	0.58%(4)	19%(6)	$6

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$72.15	(0.07)	7.06	6.99	—	(5.55)	(5.55)	$73.59	11.17%	1.22%(4)	1.24%(4)	(0.21)%(4)	(0.23)%(4)	6%	$41,580
2018	$70.45	(0.14)	6.07	5.93	(0.02)	(4.21)	(4.23)	$72.15	8.67%	1.22%	1.24%	(0.19)%	(0.21)%	22%	$39,459
2017	$57.16	0.05	15.29	15.34	(0.07)	(1.98)	(2.05)	$70.45	27.63%	1.24%	1.25%	0.08%	0.07%	19%	$40,345
2016	$60.41	0.06	0.29	0.35	(0.10)	(3.50)	(3.60)	$57.16	0.73%	1.24%	1.24%	0.11%	0.11%	16%	$36,723
2015	$60.25	0.06	5.61	5.67	(0.09)	(5.42)	(5.51)	$60.41	10.67%	1.24%	1.24%	0.10%	0.10%	24%	$41,737
2014	$52.15	0.06	8.36	8.42	(0.10)	(0.22)	(0.32)	$60.25	16.21%	1.25%	1.25%	0.09%	0.09%	25%	$39,786
C Class
2019(3)	$64.79	(0.29)	6.21	5.92	—	(5.55)	(5.55)	$65.16	10.76%	1.97%(4)	1.99%(4)	(0.96)%(4)	(0.98)%(4)	6%	$6,078
2018	$64.11	(0.62)	5.51	4.89	—	(4.21)	(4.21)	$64.79	7.86%	1.97%	1.99%	(0.94)%	(0.96)%	22%	$5,700
2017	$52.51	(0.39)	13.97	13.58	—	(1.98)	(1.98)	$64.11	26.66%	1.99%	2.00%	(0.67)%	(0.68)%	19%	$5,668
2016	$56.09	(0.33)	0.25	(0.08)	—	(3.50)	(3.50)	$52.51	(0.02)%	1.99%	1.99%	(0.64)%	(0.64)%	16%	$4,570
2015	$56.64	(0.36)	5.23	4.87	—	(5.42)	(5.42)	$56.09	9.83%	1.99%	1.99%	(0.65)%	(0.65)%	24%	$5,932
2014	$49.32	(0.34)	7.88	7.54	—	(0.22)	(0.22)	$56.64	15.34%	2.00%	2.00%	(0.66)%	(0.66)%	25%	$5,929
R Class
2019(3)	$71.56	(0.16)	7.00	6.84	—	(5.55)	(5.55)	$72.85	11.05%	1.47%(4)	1.49%(4)	(0.46)%(4)	(0.48)%(4)	6%	$2,690
2018	$70.05	(0.30)	6.02	5.72	—	(4.21)	(4.21)	$71.56	8.41%	1.47%	1.49%	(0.44)%	(0.46)%	22%	$2,259
2017	$56.92	(0.11)	15.22	15.11	—	(1.98)	(1.98)	$70.05	27.30%	1.49%	1.50%	(0.17)%	(0.18)%	19%	$3,518
2016	$60.21	(0.08)	0.29	0.21	—	(3.50)	(3.50)	$56.92	0.49%	1.49%	1.49%	(0.14)%	(0.14)%	16%	$2,814
2015	$60.12	(0.09)	5.60	5.51	—	(5.42)	(5.42)	$60.21	10.38%	1.49%	1.49%	(0.15)%	(0.15)%	24%	$3,295
2014	$52.07	(0.08)	8.35	8.27	—	(0.22)	(0.22)	$60.12	15.92%	1.50%	1.50%	(0.16)%	(0.16)%	25%	$3,050

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$75.04	0.07	7.39	7.46	(0.17)	(5.55)	(5.72)	$76.78	11.43%	0.77%(4)	0.79%(4)	0.24%(4)	0.22%(4)	6%	$7
2018	$73.10	0.18	6.28	6.46	(0.31)	(4.21)	(4.52)	$75.04	9.13%	0.77%	0.79%	0.26%	0.24%	22%	$6
2017(5)	$63.83	0.17	9.10	9.27	—	—	—	$73.10	14.52%	0.79%(4)	0.80%(4)	0.44%(4)	0.43%(4)	19%(6)	$6
R6 Class
2019(3)	$75.05	0.13	7.36	7.49	(0.27)	(5.55)	(5.82)	$76.72	11.50%	0.62%(4)	0.64%(4)	0.39%(4)	0.37%(4)	6%	$2,452
2018	$73.13	0.31	6.29	6.60	(0.47)	(4.21)	(4.68)	$75.05	9.33%	0.62%	0.64%	0.41%	0.39%	22%	$1,708
2017	$59.27	0.51	15.76	16.27	(0.43)	(1.98)	(2.41)	$73.13	28.38%	0.64%	0.65%	0.68%	0.67%	19%	$1,519
2016	$62.51	0.41	0.31	0.72	(0.46)	(3.50)	(3.96)	$59.27	1.35%	0.64%	0.64%	0.71%	0.71%	16%	$7,959
2015	$62.18	0.41	5.79	6.20	(0.45)	(5.42)	(5.87)	$62.51	11.31%	0.64%	0.64%	0.70%	0.70%	24%	$9,841
2014	$53.81	0.18	8.84	9.02	(0.43)	(0.22)	(0.65)	$62.18	16.92%	0.65%	0.65%	0.69%	0.69%	25%	$7,672

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92357 1906

Semiannual Report

April 30, 2019

Small Cap Growth Fund
Investor Class (ANOIX)
I Class (ANONX)
Y Class (ANOYX)
A Class (ANOAX)
C Class (ANOCX)
R Class (ANORX)
R5 Class (ANOGX)
R6 Class (ANODX)
G Class (ANOHX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
Paylocity Holding Corp.	1.8%
SiteOne Landscape Supply, Inc.	1.5%
Planet Fitness, Inc., Class A	1.5%
Medifast, Inc.	1.4%
Chart Industries, Inc.	1.4%
Zendesk, Inc.	1.4%
Americold Realty Trust	1.4%
Etsy, Inc.	1.4%
Coupa Software, Inc.	1.4%
Five9, Inc.	1.3%

Top Five Industries	% of net assets
Software	12.3%
Biotechnology	8.8%
Hotels, Restaurants and Leisure	4.6%
Health Care Providers and Services	4.4%
Commercial Services and Supplies	4.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.7%
Temporary Cash Investments	2.2%
Temporary Cash Investments - Securities Lending Collateral	4.5%
Other Assets and Liabilities	(4.4)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,115.10	$6.71	1.28%
I Class	$1,000	$1,116.50	$5.67	1.08%
Y Class	$1,000	$1,117.30	$4.88	0.93%
A Class	$1,000	$1,114.50	$8.02	1.53%
C Class	$1,000	$1,110.20	$11.93	2.28%
R Class	$1,000	$1,112.20	$9.32	1.78%
R5 Class	$1,000	$1,116.40	$5.67	1.08%
R6 Class	$1,000	$1,117.20	$4.88	0.93%
G Class	$1,000	$1,032.10(2)	$0.00(3)	0.00%(4)
Hypothetical
Investor Class	$1,000	$1,018.45	$6.41	1.28%
I Class	$1,000	$1,019.44	$5.41	1.08%
Y Class	$1,000	$1,020.18	$4.66	0.93%
A Class	$1,000	$1,017.21	$7.65	1.53%
C Class	$1,000	$1,013.49	$11.38	2.28%
R Class	$1,000	$1,015.97	$8.90	1.78%
R5 Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,020.18	$4.66	0.93%
G Class	$1,000	$1,024.80(5)	$0.00(5)	0.00%(4)

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 1, 2019 (commencement of sale) through April 30, 2019.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 30, the number of days in the period from April 1, 2019 (commencement of sale) through April 30, 2019, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

(5)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.7%
Aerospace and Defense — 1.4%
Aerojet Rocketdyne Holdings, Inc.(1)	202,827	$6,867,722
Mercury Systems, Inc.(1)	66,546	4,859,189
		11,726,911
Banks — 2.1%
Bank of NT Butterfield & Son Ltd. (The)	110,282	4,413,486
First BanCorp	299,885	3,388,700
Glacier Bancorp, Inc.	115,636	4,924,937
Seacoast Banking Corp. of Florida(1)	194,792	5,524,301
		18,251,424
Beverages — 0.9%
MGP Ingredients, Inc.(2)	90,622	7,962,955
Biotechnology — 8.8%
Acceleron Pharma, Inc.(1)	104,547	4,258,199
Aimmune Therapeutics, Inc.(1)(2)	156,089	3,143,632
Alder Biopharmaceuticals, Inc.(1)	141,875	1,928,081
Amarin Corp. plc ADR(1)(2)	123,126	2,302,456
Amicus Therapeutics, Inc.(1)	377,227	5,032,208
AnaptysBio, Inc.(1)	27,346	1,988,601
Arena Pharmaceuticals, Inc.(1)	136,632	6,250,914
Array BioPharma, Inc.(1)	268,789	6,077,319
Blueprint Medicines Corp.(1)	57,490	4,346,819
FibroGen, Inc.(1)	78,927	3,688,259
Flexion Therapeutics, Inc.(1)(2)	163,944	1,737,806
Global Blood Therapeutics, Inc.(1)	45,794	2,536,988
Halozyme Therapeutics, Inc.(1)	179,675	2,898,158
Heron Therapeutics, Inc.(1)(2)	149,842	3,248,575
Immunomedics, Inc.(1)(2)	247,951	3,972,175
Insmed, Inc.(1)	144,047	4,384,791
Mirati Therapeutics, Inc.(1)(2)	22,750	1,353,398
Portola Pharmaceuticals, Inc.(1)(2)	103,830	3,665,199
Principia Biopharma, Inc.(1)	76,614	2,291,525
REGENXBIO, Inc.(1)	39,688	2,000,275
Sage Therapeutics, Inc.(1)(2)	16,227	2,729,868
Ultragenyx Pharmaceutical, Inc.(1)	52,306	3,452,196
Viking Therapeutics, Inc.(1)(2)	286,885	2,246,310
		75,533,752
Building Products — 2.2%
Fortune Brands Home & Security, Inc.	135,920	7,173,858
PGT Innovations, Inc.(1)	327,906	4,807,102
Trex Co., Inc.(1)	92,371	6,398,539
		18,379,499

6

	Shares	Value
Capital Markets — 1.6%
Ares Management Corp., Class A	295,139	$7,216,149
Hamilton Lane, Inc., Class A	124,307	6,073,640
		13,289,789
Chemicals — 0.8%
Ferro Corp.(1)	384,161	6,864,957
Commercial Services and Supplies — 4.4%
Advanced Disposal Services, Inc.(1)	254,954	8,245,212
Brink's Co. (The)	123,379	9,861,684
Casella Waste Systems, Inc., Class A(1)	143,501	5,355,457
Clean Harbors, Inc.(1)	128,324	9,752,624
Healthcare Services Group, Inc.(2)	121,867	4,125,198
		37,340,175
Communications Equipment — 1.4%
AudioCodes Ltd.	232,262	3,272,571
Lumentum Holdings, Inc.(1)	70,845	4,390,265
Viavi Solutions, Inc.(1)	313,467	4,169,111
		11,831,947
Construction and Engineering — 1.2%
Badger Daylighting Ltd.(2)	183,949	6,204,863
Dycom Industries, Inc.(1)	85,494	4,239,648
		10,444,511
Consumer Finance — 1.0%
Green Dot Corp., Class A(1)	130,949	8,350,618
Containers and Packaging — 0.9%
Berry Global Group, Inc.(1)	131,780	7,748,664
Distributors — 0.6%
Pool Corp.	29,707	5,458,364
Diversified Consumer Services — 2.6%
Bright Horizons Family Solutions, Inc.(1)	39,808	5,101,395
Chegg, Inc.(1)	225,455	8,037,471
frontdoor, Inc.(1)	72,705	2,562,124
Grand Canyon Education, Inc.(1)	56,592	6,558,447
		22,259,437
Electronic Equipment, Instruments and Components — 1.2%
Dolby Laboratories, Inc., Class A	112,901	7,303,566
National Instruments Corp.	64,123	3,020,193
		10,323,759
Energy Equipment and Services — 0.8%
DMC Global, Inc.	100,604	6,971,857
Entertainment — 2.1%
World Wrestling Entertainment, Inc., Class A	120,985	10,144,592
Zynga, Inc., Class A(1)	1,425,352	8,067,493
		18,212,085
Equity Real Estate Investment Trusts (REITs) — 2.9%
Americold Realty Trust	371,297	11,885,217
CareTrust REIT, Inc.	312,786	7,585,060

7

	Shares	Value
CoreSite Realty Corp.	48,629	$5,320,499
		24,790,776
Health Care Equipment and Supplies — 3.7%
ICU Medical, Inc.(1)	21,386	4,865,315
Insulet Corp.(1)	74,068	6,388,365
Masimo Corp.(1)	42,442	5,523,826
Merit Medical Systems, Inc.(1)	148,234	8,327,786
Silk Road Medical, Inc.(1)	156,446	6,514,412
		31,619,704
Health Care Providers and Services — 4.4%
Acadia Healthcare Co., Inc.(1)(2)	111,071	3,556,493
Covetrus, Inc.(1)	140,863	4,630,167
Encompass Health Corp.	124,307	8,011,586
Ensign Group, Inc. (The)	132,390	6,820,733
HealthEquity, Inc.(1)	65,166	4,414,997
R1 RCM, Inc.(1)	953,611	9,984,307
		37,418,283
Health Care Technology — 1.5%
Inspire Medical Systems, Inc.(1)	82,330	4,255,637
Teladoc Health, Inc.(1)(2)	156,077	8,877,660
		13,133,297
Hotels, Restaurants and Leisure — 4.6%
Churchill Downs, Inc.	99,254	10,009,766
Planet Fitness, Inc., Class A(1)	165,038	12,493,377
PlayAGS, Inc.(1)	444,505	10,721,461
Texas Roadhouse, Inc.	117,957	6,370,857
		39,595,461
Household Durables — 1.3%
Skyline Champion Corp.	170,649	3,602,400
TopBuild Corp.(1)	99,393	7,079,764
		10,682,164
Household Products — 0.4%
Central Garden & Pet Co., Class A(1)	122,483	2,998,384
Insurance — 3.8%
Goosehead Insurance, Inc., Class A(2)	226,587	6,904,106
Kemper Corp.	100,266	9,011,908
Kinsale Capital Group, Inc.	119,379	8,666,915
Palomar Holdings, Inc.(1)	145,694	2,910,966
Trupanion, Inc.(1)(2)	142,112	4,661,274
		32,155,169
Internet and Direct Marketing Retail — 1.4%
Etsy, Inc.(1)	172,521	11,652,068
IT Services — 1.8%
Euronet Worldwide, Inc.(1)	38,057	5,704,364
Evo Payments, Inc., Class A(1)	116,596	3,464,067
Genpact Ltd.	171,628	6,230,096
		15,398,527

8

	Shares	Value
Leisure Products — 1.0%
Malibu Boats, Inc., Class A(1)	198,612	$8,266,231
Life Sciences Tools and Services — 1.5%
NeoGenomics, Inc.(1)	298,443	6,216,568
PRA Health Sciences, Inc.(1)	64,750	6,269,095
		12,485,663
Machinery — 3.7%
ATS Automation Tooling Systems, Inc.(1)	367,552	5,884,893
Chart Industries, Inc.(1)	135,899	11,995,805
Gardner Denver Holdings, Inc.(1)	181,875	6,138,281
Kennametal, Inc.	187,612	7,635,808
		31,654,787
Oil, Gas and Consumable Fuels — 1.8%
Callon Petroleum Co.(1)	1,111,510	8,347,440
Centennial Resource Development, Inc., Class A(1)	693,430	7,301,818
		15,649,258
Paper and Forest Products — 0.6%
Boise Cascade Co.	188,294	5,213,861
Personal Products — 1.4%
Medifast, Inc.	83,636	12,268,565
Pharmaceuticals — 3.9%
Aerie Pharmaceuticals, Inc.(1)	105,818	4,036,957
Catalent, Inc.(1)	251,364	11,266,134
Horizon Pharma plc(1)	286,157	7,305,588
Medicines Co. (The)(1)(2)	92,083	2,942,052
Optinose, Inc.(1)(2)	295,108	2,939,276
Reata Pharmaceuticals, Inc., Class A(1)	31,059	2,436,889
Zogenix, Inc.(1)(2)	62,377	2,432,079
		33,358,975
Real Estate Management and Development — 0.9%
Altus Group Ltd.	138,059	2,788,592
FirstService Corp.	59,136	5,145,984
		7,934,576
Semiconductors and Semiconductor Equipment — 3.0%
Entegris, Inc.	106,082	4,334,510
Inphi Corp.(1)	199,709	9,118,713
Lattice Semiconductor Corp.(1)	346,725	4,490,089
Monolithic Power Systems, Inc.	33,189	5,167,859
Silicon Laboratories, Inc.(1)	20,233	2,178,285
		25,289,456
Software — 12.3%
Avalara, Inc.(1)	105,866	6,232,331
Bottomline Technologies de, Inc.(1)	116,298	5,881,190
Coupa Software, Inc.(1)	112,725	11,647,874
Elastic NV(1)(2)	38,772	3,316,945
Fair Isaac Corp.(1)	35,465	9,921,334
Five9, Inc.(1)	214,569	11,387,177

9

	Shares	Value
Globant SA(1)	103,605	$8,701,784
Paylocity Holding Corp.(1)	162,932	15,731,085
RealPage, Inc.(1)	60,655	3,955,313
RingCentral, Inc., Class A(1)	96,682	11,250,884
Workiva, Inc.(1)	100,888	5,361,188
Zendesk, Inc.(1)	135,798	11,920,348
		105,307,453
Specialty Retail — 2.4%
At Home Group, Inc.(1)(2)	230,717	5,419,542
Boot Barn Holdings, Inc.(1)	238,994	6,880,637
National Vision Holdings, Inc.(1)	157,666	4,256,982
RH(1)(2)	38,391	4,096,704
		20,653,865
Textiles, Apparel and Luxury Goods — 0.4%
Canada Goose Holdings, Inc.(1)(2)	65,795	3,512,795
Thrifts and Mortgage Finance — 0.7%
LendingTree, Inc.(1)(2)	15,045	5,789,617
Trading Companies and Distributors — 3.3%
H&E Equipment Services, Inc.	266,962	8,118,314
NOW, Inc.(1)	521,832	7,629,184
SiteOne Landscape Supply, Inc.(1)	188,892	12,712,432
		28,459,930
Water Utilities — 1.0%
SJW Group	132,237	8,206,628
TOTAL COMMON STOCKS (Cost $669,116,249)		834,446,197
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $16,546,015), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $16,213,610)		16,212,529
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $2,764,681), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $2,707,094)		2,707,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,429	10,429
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,929,958)		18,929,958
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $38,074,563)	38,074,563	38,074,563
TOTAL INVESTMENT SECURITIES — 104.4% (Cost $726,120,770)		891,450,718
OTHER ASSETS AND LIABILITIES — (4.4)%		(37,226,377)
TOTAL NET ASSETS — 100.0%		$854,224,341

10

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	455,355	CAD	604,828	Morgan Stanley	6/28/19	$3,223
USD	411,575	CAD	546,879	Morgan Stanley	6/28/19	2,761
USD	671,314	CAD	892,897	Morgan Stanley	6/28/19	3,838
USD	732,021	CAD	973,048	Morgan Stanley	6/28/19	4,629
USD	592,236	CAD	788,287	Morgan Stanley	6/28/19	2,959
USD	498,439	CAD	665,969	Morgan Stanley	6/28/19	600
USD	663,997	CAD	883,587	Morgan Stanley	6/28/19	3,480
USD	652,373	CAD	871,786	Morgan Stanley	6/28/19	678
USD	647,446	CAD	869,990	Morgan Stanley	6/28/19	(2,906)
USD	12,380,819	CAD	16,577,916	Morgan Stanley	6/28/19	(11,840)
USD	1,012,659	CAD	1,355,799	Morgan Stanley	6/28/19	(855)
USD	604,932	CAD	806,474	Morgan Stanley	6/28/19	2,059
USD	693,942	CAD	924,048	Morgan Stanley	6/28/19	3,178
USD	533,836	CAD	711,045	Morgan Stanley	6/28/19	2,302
USD	802,685	CAD	1,067,472	Morgan Stanley	6/28/19	4,706
						$18,812

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $58,342,988. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $59,851,214, which includes securities collateral of 21,776,651.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $688,046,207)	$853,376,155
Investment made with cash collateral received for securities on loan, at value (cost of $38,074,563)	38,074,563
Total investment securities, at value (cost of $726,120,770)	891,450,718
Receivable for investments sold	5,393,183
Receivable for capital shares sold	222,748
Unrealized appreciation on forward foreign currency exchange contracts	34,413
Dividends and interest receivable	64,905
Securities lending receivable	78,484
897,244,451

Liabilities
Payable for collateral received for securities on loan	38,074,563
Payable for investments purchased	3,700,350
Payable for capital shares redeemed	386,872
Unrealized depreciation on forward foreign currency exchange contracts	15,601
Accrued management fees	818,600
Distribution and service fees payable	24,124
43,020,110

Net Assets	$854,224,341

Net Assets Consist of:
Capital (par value and paid-in surplus)	$688,607,051
Distributable earnings	165,617,290
$854,224,341

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$404,701,731	23,377,025	$17.31
I Class, $0.01 Par Value	$303,161,269	17,035,663	$17.80
Y Class, $0.01 Par Value	$3,964,722	220,556	$17.98
A Class, $0.01 Par Value	$84,355,731	5,074,014	$16.63*
C Class, $0.01 Par Value	$5,631,970	379,902	$14.82
R Class, $0.01 Par Value	$6,215,594	384,599	$16.16
R5 Class, $0.01 Par Value	$8,097	455	$17.80
R6 Class, $0.01 Par Value	$46,180,065	2,569,613	$17.97
G Class, $0.01 Par Value	$5,162	287	$17.99
*Maximum offering price $17.64 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $12,925)	$2,013,958
Interest	170,145
Securities lending, net	117,147
2,301,250

Expenses:
Management fees	4,844,691
Distribution and service fees:
A Class	96,761
C Class	27,428
R Class	14,196
Directors' fees and expenses	10,951
Other expenses	109
4,994,136
Fees waived - G Class	(4)
4,994,132

Net investment income (loss)	(2,692,882)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,154,508
Forward foreign currency exchange contract transactions	728,101
Foreign currency translation transactions	6,454
6,889,063

Change in net unrealized appreciation (depreciation) on:
Investments	80,090,040
Forward foreign currency exchange contracts	(314,106)
Translation of assets and liabilities in foreign currencies	26
79,775,960

Net realized and unrealized gain (loss)	86,665,023

Net Increase (Decrease) in Net Assets Resulting from Operations	$83,972,141
See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$(2,692,882)	$(7,679,198)
Net realized gain (loss)	6,889,063	119,667,855
Change in net unrealized appreciation (depreciation)	79,775,960	(47,337,576)
Net increase (decrease) in net assets resulting from operations	83,972,141	64,651,081

Distributions to Shareholders
From earnings:
Investor Class	(48,638,473)	(2,095,439)
I Class	(45,335,165)	(1,258,916)
Y Class	(276,649)	(33)
A Class	(10,279,223)	(482,378)
C Class	(867,837)	(64,244)
R Class	(773,910)	(24,888)
R5 Class	(905)	(41)
R6 Class	(4,560,472)	(162,130)
Decrease in net assets from distributions	(110,732,634)	(4,088,069)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(7,649,747)	124,699,558

Net increase (decrease) in net assets	(34,410,240)	185,262,570

Net Assets
Beginning of period	888,634,581	703,372,011
End of period	$854,224,341	$888,634,581

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on April 1, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$38,074,563	—	—	—	$38,074,563
Gross amount of recognized liabilities for securities lending transactions					$38,074,563

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). Effective April 1, 2019, the investment advisor agreed to waive the G class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it prior to such date without the approval of the Board of Directors.

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The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.500%	1.28%
I Class	0.900% to 1.300%	1.08%
Y Class	0.750% to 1.150%	0.93%
A Class	1.100% to 1.500%	1.28%
C Class	1.100% to 1.500%	1.28%
R Class	1.100% to 1.500%	1.28%
R5 Class	0.900% to 1.300%	1.08%
R6 Class	0.750% to 1.150%	0.93%
G Class	0.750% to 1.150%	0.00%(1)

(1)	Effective annual management fee before waiver was 0.93%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $418,073 and $1,560,552, respectively. The effect of interfund transactions on the Statement of Operations was $(389,624) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $328,035,889 and $444,679,358, respectively.

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5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019(1)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	285,000,000		140,000,000
Sold	1,423,082	$23,111,709	3,837,143	$73,007,550
Issued in reinvestment of distributions	3,224,826	45,566,788	114,703	1,959,131
Redeemed	(2,640,109)	(42,300,388)	(4,206,688)	(77,427,067)
	2,007,799	26,378,109	(254,842)	(2,460,386)
I Class/Shares Authorized	240,000,000		200,000,000
Sold	1,402,095	22,741,710	11,225,816	207,756,004
Issued in reinvestment of distributions	322,168	4,674,658	11,148	194,417
Redeemed	(4,741,934)	(78,818,687)	(4,084,074)	(79,828,895)
	(3,017,671)	(51,402,319)	7,152,890	128,121,526
Y Class/Shares Authorized	30,000,000		50,000,000
Sold	110,185	1,889,153	96,585	1,939,986
Issued in reinvestment of distributions	18,884	276,649	2	33
Redeemed	(3,856)	(62,756)	(1,581)	(31,377)
	125,213	2,103,046	95,006	1,908,642
A Class/Shares Authorized	70,000,000		130,000,000
Sold	409,095	6,223,626	935,413	17,151,238
Issued in reinvestment of distributions	722,004	9,804,810	27,926	462,175
Redeemed	(503,751)	(7,816,450)	(1,499,001)	(26,644,773)
	627,348	8,211,986	(535,662)	(9,031,360)
C Class/Shares Authorized	30,000,000		20,000,000
Sold	37,963	517,709	105,230	1,738,900
Issued in reinvestment of distributions	61,607	747,908	3,614	54,825
Redeemed	(110,695)	(1,493,409)	(387,925)	(6,553,664)
	(11,125)	(227,792)	(279,081)	(4,759,939)
R Class/Shares Authorized	30,000,000		20,000,000
Sold	92,023	1,383,069	221,772	3,855,488
Issued in reinvestment of distributions	57,798	763,516	1,481	24,003
Redeemed	(97,950)	(1,490,413)	(127,612)	(2,219,990)
	51,871	656,172	95,641	1,659,501
R5 Class/Shares Authorized	30,000,000		50,000,000
Sold	1,495	25,193	80	1,393
Issued in reinvestment of distributions	62	905	2	41
Redeemed	(1,490)	(25,802)	(33)	(601)
	67	296	49	833
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	590,440	10,201,074	1,173,576	22,855,500
Issued in reinvestment of distributions	311,295	4,560,472	9,233	162,130
Redeemed	(460,402)	(8,135,791)	(691,385)	(13,756,889)
	441,333	6,625,755	491,424	9,260,741
G Class/Shares Authorized	60,000,000		N/A
Sold	287	5,000
Net increase (decrease)	225,122	$(7,649,747)	6,765,425	$124,699,558

(1)	April 1, 2019 (commencement of sale) through April 30, 2019 for the G Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$814,421,865	$20,024,332	—
Temporary Cash Investments	10,429	18,919,529	—
Temporary Cash Investments - Securities Lending Collateral	38,074,563	—	—
	$852,506,857	$38,943,861	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$34,413	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$15,601	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $21,099,395.

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The value of foreign currency risk derivative instruments as of April 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $34,413 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $15,601 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $728,101 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(314,106) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$731,215,781
Gross tax appreciation of investments	$192,073,559
Gross tax depreciation of investments	(31,838,622)
Net tax appreciation (depreciation) of investments	$160,234,937

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$18.08	(0.06)	1.62	1.56	(2.33)	$17.31	11.51%	1.28%(4)	(0.72)%(4)	40%	$404,702
2018	$16.70	(0.17)	1.65	1.48	(0.10)	$18.08	8.89%	1.27%	(0.93)%	116%	$386,455
2017	$12.96	(0.13)	4.45	4.32	(0.58)	$16.70	33.36%	1.36%	(0.83)%	70%	$361,029
2016	$13.06	(0.10)	—(5)	(0.10)	—	$12.96	(0.77)%	1.36%	(0.83)%	130%	$133,140
2015	$12.82	(0.13)	0.37	0.24	—	$13.06	1.87%	1.39%	(0.92)%	100%	$171,490
2014	$11.95	(0.11)	0.98	0.87	—	$12.82	7.28%	1.40%	(0.93)%	75%	$170,316
I Class
2019(3)	$18.50	(0.04)	1.67	1.63	(2.33)	$17.80	11.65%	1.08%(4)	(0.52)%(4)	40%	$303,161
2018	$17.04	(0.14)	1.70	1.56	(0.10)	$18.50	9.18%	1.07%	(0.73)%	116%	$371,030
2017	$13.20	(0.09)	4.51	4.42	(0.58)	$17.04	33.51%	1.16%	(0.63)%	70%	$219,881
2016	$13.27	(0.08)	0.01	(0.07)	—	$13.20	(0.53)%	1.16%	(0.63)%	130%	$269,094
2015	$13.01	(0.10)	0.36	0.26	—	$13.27	2.00%	1.17%	(0.70)%	100%	$256,001
2014	$12.10	(0.09)	1.00	0.91	—	$13.01	7.52%	1.20%	(0.73)%	75%	$72,542
Y Class
2019(3)	$18.65	(0.03)	1.69	1.66	(2.33)	$17.98	11.73%	0.93%(4)	(0.37)%(4)	40%	$3,965
2018	$17.16	(0.07)	1.66	1.59	(0.10)	$18.65	9.29%	0.92%	(0.58)%	116%	$1,778
2017(6)	$15.34	(0.06)	2.46	2.40	(0.58)	$17.16	15.67%	1.01%(4)	(0.61)%(4)	70%(7)	$6

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$17.49	(0.08)	1.55	1.47	(2.33)	$16.63	11.45%	1.53%(4)	(0.97)%(4)	40%	$84,356
2018	$16.19	(0.21)	1.61	1.40	(0.10)	$17.49	8.61%	1.52%	(1.18)%	116%	$77,764
2017	$12.61	(0.16)	4.32	4.16	(0.58)	$16.19	33.02%	1.61%	(1.08)%	70%	$80,654
2016	$12.74	(0.13)	—(5)	(0.13)	—	$12.61	(1.02)%	1.61%	(1.08)%	130%	$86,651
2015	$12.54	(0.16)	0.36	0.20	—	$12.74	1.59%	1.64%	(1.17)%	100%	$103,713
2014	$11.72	(0.14)	0.96	0.82	—	$12.54	7.00%	1.65%	(1.18)%	75%	$100,051
C Class
2019(3)	$15.92	(0.12)	1.35	1.23	(2.33)	$14.82	11.02%	2.28%(4)	(1.72)%(4)	40%	$5,632
2018	$14.86	(0.32)	1.48	1.16	(0.10)	$15.92	7.83%	2.27%	(1.93)%	116%	$6,227
2017	$11.70	(0.25)	3.99	3.74	(0.58)	$14.86	31.99%	2.36%	(1.83)%	70%	$9,958
2016	$11.91	(0.21)	—(5)	(0.21)	—	$11.70	(1.68)%	2.36%	(1.83)%	130%	$9,146
2015	$11.81	(0.24)	0.34	0.10	—	$11.91	0.76%	2.39%	(1.92)%	100%	$11,458
2014	$11.12	(0.22)	0.91	0.69	—	$11.81	6.21%	2.40%	(1.93)%	75%	$11,727
R Class
2019(3)	$17.09	(0.09)	1.49	1.40	(2.33)	$16.16	11.22%	1.78%(4)	(1.22%)(4)	40%	$6,216
2018	$15.86	(0.25)	1.58	1.33	(0.10)	$17.09	8.41%	1.77%	(1.43)%	116%	$5,687
2017	$12.40	(0.19)	4.23	4.04	(0.58)	$15.86	32.61%	1.86%	(1.33)%	70%	$3,761
2016	$12.55	(0.16)	0.01	(0.15)	—	$12.40	(1.20)%	1.86%	(1.33)%	130%	$2,672
2015	$12.39	(0.19)	0.35	0.16	—	$12.55	1.29%	1.89%	(1.42)%	100%	$2,135
2014	$11.61	(0.17)	0.95	0.78	—	$12.39	6.72%	1.90%	(1.43)%	75%	$1,373

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$18.51	(0.03)	1.65	1.62	(2.33)	$17.80	11.64%	1.08%(4)	(0.52)%(4)	40%	$8
2018	$17.05	(0.14)	1.70	1.56	(0.10)	$18.51	9.12%	1.07%	(0.73)%	116%	$7
2017(6)	$15.26	(0.07)	2.44	2.37	(0.58)	$17.05	15.56%	1.16%(4)	(0.76)%(4)	70%(7)	$6
R6 Class
2019(3)	$18.65	(0.03)	1.68	1.65	(2.33)	$17.97	11.72%	0.93%(4)	(0.37)%(4)	40%	$46,180
2018	$17.15	(0.11)	1.71	1.60	(0.10)	$18.65	9.30%	0.92%	(0.58)%	116%	$39,687
2017	$13.26	(0.08)	4.55	4.47	(0.58)	$17.15	33.74%	1.01%	(0.48)%	70%	$28,077
2016	$13.31	(0.06)	0.01	(0.05)	—	$13.26	(0.38)%	1.01%	(0.48)%	130%	$25,992
2015	$13.03	(0.08)	0.36	0.28	—	$13.31	2.15%	1.04%	(0.57)%	100%	$22,235
2014	$12.10	(0.08)	1.01	0.93	—	$13.03	7.69%	1.07%	(0.60)%	75%	$18,447
G Class
2019(8)	$17.43	—(5)	0.56	0.56	—	$17.99	3.21%	0.00%(4)(9)(10)	0.22%(4)(10)	40%(11)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	Amount is less than $0.005.

(6)	April 10, 2017 (commencement of sale) through October 31, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(8)	April 1, 2019 (commencement of sale) through April 30, 2019 (unaudited).

(9)	Ratio was less than 0.005%.

(10)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.93% and (0.71)%, respectively.

(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2019.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92366 1906

Semiannual Report

April 30, 2019

Sustainable Equity Fund
Investor Class (AFDIX)
I Class (AFEIX)
Y Class (AFYDX)
A Class (AFDAX)
C Class (AFDCX)
R Class (AFDRX)
R5 Class (AFDGX)
R6 Class (AFEDX)
G Class (AFEGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
Microsoft Corp.	5.2%
Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Apple, Inc.	3.3%
Alphabet, Inc.*	3.0%
Exelon Corp.	3.0%
Procter & Gamble Co. (The)	2.9%
Visa, Inc., Class A	2.8%
Cisco Systems, Inc.	2.7%
Prologis, Inc.	2.6%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Software	7.0%
Banks	6.5%
IT Services	5.8%
Insurance	5.1%
Interactive Media and Services	4.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.1%
Exchange-Traded Funds	2.1%
Total Equity Exposure	99.2%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,104.80	$4.18	0.80%
I Class	$1,000	$1,106.10	$3.13	0.60%
Y Class	$1,000	$1,106.90	$2.35	0.45%
A Class	$1,000	$1,103.40	$5.48	1.05%
C Class	$1,000	$1,099.60	$9.37	1.80%
R Class	$1,000	$1,102.30	$6.78	1.30%
R5 Class	$1,000	$1,106.00	$3.13	0.60%
R6 Class	$1,000	$1,034.60(2)	$0.37(3)	0.44%
G Class	$1,000	$1,035.30(2)	$0.00(3)	0.00%
Hypothetical
Investor Class	$1,000	$1,020.83	$4.01	0.80%
I Class	$1,000	$1,021.82	$3.01	0.60%
Y Class	$1,000	$1,022.56	$2.26	0.45%
A Class	$1,000	$1,019.59	$5.26	1.05%
C Class	$1,000	$1,015.87	$9.00	1.80%
R Class	$1,000	$1,018.35	$6.51	1.30%
R5 Class	$1,000	$1,021.82	$3.01	0.60%
R6 Class	$1,000	$1,022.61(4)	$2.21(4)	0.44%
G Class	$1,000	$1,024.80(4)	$0.00(4)	0.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 1, 2019 (commencement of sale) through April 30, 2019.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 30, the number of days in the period from April 1, 2019 (commencement of sale) through April 30, 2019, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.1%
Aerospace and Defense — 1.8%
Boeing Co. (The)	6,136	$2,317,506
Lockheed Martin Corp.	8,796	2,931,971
		5,249,477
Air Freight and Logistics — 0.4%
Expeditors International of Washington, Inc.	15,425	1,225,053
Airlines — 1.1%
Delta Air Lines, Inc.	53,641	3,126,734
Banks — 6.5%
Bank of America Corp.	350,105	10,706,211
Citigroup, Inc.	16,961	1,199,143
JPMorgan Chase & Co.	43,871	5,091,229
SVB Financial Group(1)	7,969	2,005,957
		19,002,540
Beverages — 2.2%
Molson Coors Brewing Co., Class B	9,331	598,957
PepsiCo, Inc.	46,157	5,910,404
		6,509,361
Biotechnology — 2.2%
AbbVie, Inc.	16,537	1,312,873
Amgen, Inc.	10,568	1,895,054
Biogen, Inc.(1)	8,747	2,005,162
Vertex Pharmaceuticals, Inc.(1)	7,843	1,325,310
		6,538,399
Building Products — 0.2%
Johnson Controls International plc	19,892	745,950
Capital Markets — 1.1%
Ameriprise Financial, Inc.	9,617	1,411,487
BlackRock, Inc.	2,485	1,205,821
State Street Corp.	7,671	519,020
		3,136,328
Chemicals — 1.3%
LyondellBasell Industries NV, Class A	17,181	1,515,880
Sherwin-Williams Co. (The)	4,875	2,217,296
		3,733,176
Communications Equipment — 3.4%
Cisco Systems, Inc.	139,042	7,779,400
Motorola Solutions, Inc.	16,144	2,339,427
		10,118,827
Consumer Finance — 0.7%
American Express Co.	16,777	1,966,768
Containers and Packaging — 0.2%
International Paper Co.	13,956	653,280

6

	Shares	Value
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	27,130	$1,551,565
Electric Utilities — 3.0%
Exelon Corp.	170,770	8,700,731
Electrical Equipment — 0.4%
Eaton Corp. plc	14,854	1,230,208
Entertainment — 1.7%
Netflix, Inc.(1)	5,207	1,929,402
Walt Disney Co. (The)	22,060	3,021,558
		4,950,960
Equity Real Estate Investment Trusts (REITs) — 3.4%
Host Hotels & Resorts, Inc.	42,479	817,296
Prologis, Inc.	98,691	7,566,639
SBA Communications Corp.(1)	7,751	1,579,111
		9,963,046
Food and Staples Retailing — 0.6%
Walgreens Boots Alliance, Inc.	32,250	1,727,632
Food Products — 0.7%
Mondelez International, Inc., Class A	39,553	2,011,270
Health Care Equipment and Supplies — 1.4%
Edwards Lifesciences Corp.(1)	18,881	3,324,378
ResMed, Inc.	8,436	881,646
		4,206,024
Health Care Providers and Services — 2.4%
CVS Health Corp.	25,382	1,380,274
Humana, Inc.	5,315	1,357,504
Quest Diagnostics, Inc.	10,637	1,025,194
UnitedHealth Group, Inc.	13,702	3,193,525
		6,956,497
Hotels, Restaurants and Leisure — 1.8%
Royal Caribbean Cruises Ltd.	29,138	3,523,950
Starbucks Corp.	22,570	1,753,237
		5,277,187
Household Products — 2.9%
Procter & Gamble Co. (The)	80,288	8,549,066
Insurance — 5.1%
Aflac, Inc.	30,913	1,557,397
Progressive Corp. (The)	18,138	1,417,485
Prudential Financial, Inc.	64,481	6,816,286
Travelers Cos., Inc. (The)	35,349	5,081,419
		14,872,587
Interactive Media and Services — 4.9%
Alphabet, Inc., Class A(1)	4,983	5,974,418
Alphabet, Inc., Class C(1)	2,501	2,972,388
Facebook, Inc., Class A(1)	28,843	5,578,236
		14,525,042
Internet and Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)	5,763	11,102,535

7

	Shares	Value
Booking Holdings, Inc.(1)	353	$654,811
		11,757,346
IT Services — 5.8%
Accenture plc, Class A	30,415	5,555,908
DXC Technology Co.	17,947	1,179,836
PayPal Holdings, Inc.(1)	17,182	1,937,614
Visa, Inc., Class A	50,203	8,254,879
		16,928,237
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	36,774	2,886,759
Illumina, Inc.(1)	3,435	1,071,720
		3,958,479
Machinery — 2.8%
Caterpillar, Inc.	13,728	1,913,958
Cummins, Inc.	16,334	2,716,181
Ingersoll-Rand plc	16,119	1,976,350
Parker-Hannifin Corp.	8,934	1,617,769
		8,224,258
Media — 1.6%
Comcast Corp., Class A	86,370	3,759,686
Discovery, Inc., Class A(1)	31,179	963,431
		4,723,117
Multiline Retail — 0.8%
Target Corp.	31,028	2,402,188
Oil, Gas and Consumable Fuels — 4.0%
ConocoPhillips	84,911	5,359,582
Devon Energy Corp.	33,637	1,081,093
EOG Resources, Inc.	12,112	1,163,358
ONEOK, Inc.	27,037	1,836,623
Phillips 66	15,802	1,489,655
Valero Energy Corp.	8,249	747,854
		11,678,165
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	27,925	1,296,558
Merck & Co., Inc.	50,871	4,004,056
Novo Nordisk A/S, B Shares	27,533	1,347,273
Zoetis, Inc.	56,714	5,775,754
		12,423,641
Professional Services — 1.0%
IHS Markit Ltd.(1)	38,468	2,202,678
Robert Half International, Inc.	9,849	611,524
		2,814,202
Road and Rail — 1.1%
Norfolk Southern Corp.	16,099	3,284,518
Semiconductors and Semiconductor Equipment — 4.7%
Applied Materials, Inc.	14,442	636,459
ASML Holding NV	14,020	2,930,947

8

	Shares	Value
Broadcom, Inc.	14,365	$4,573,816
Intel Corp.	55,357	2,825,421
NVIDIA Corp.	7,159	1,295,779
Texas Instruments, Inc.	11,898	1,401,941
		13,664,363
Software — 7.0%
Adobe, Inc.(1)	5,706	1,650,461
Microsoft Corp.	116,818	15,256,431
Palo Alto Networks, Inc.(1)	5,347	1,330,494
salesforce.com, Inc.(1)	14,501	2,397,740
		20,635,126
Specialty Retail — 3.6%
Best Buy Co., Inc.	8,825	656,668
Home Depot, Inc. (The)	32,693	6,659,564
Ross Stores, Inc.	32,281	3,152,563
		10,468,795
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	48,099	9,652,026
Hewlett Packard Enterprise Co.	46,811	740,082
HP, Inc.	92,573	1,846,832
		12,238,940
Textiles, Apparel and Luxury Goods — 1.1%
NIKE, Inc., Class B	25,100	2,204,533
VF Corp.	12,226	1,154,257
		3,358,790
TOTAL COMMON STOCKS (Cost $205,354,049)		285,087,873
EXCHANGE-TRADED FUNDS — 2.1%
iShares MSCI KLD 400 Social ETF (Cost $5,725,736)	55,002	6,038,120
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $2,068,996), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $2,027,430)		2,027,295
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $348,145), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $338,012)		338,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,818	1,818
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,367,113)		2,367,113
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $213,446,898)		293,493,106
OTHER ASSETS AND LIABILITIES†		17,451
TOTAL NET ASSETS — 100.0%		$293,510,557

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	53,388	USD	60,715	Credit Suisse AG	6/28/19	$(543)
USD	2,305,668	EUR	2,020,885	Credit Suisse AG	6/28/19	27,994
USD	72,547	EUR	64,352	Credit Suisse AG	6/28/19	19
USD	76,959	EUR	68,165	Credit Suisse AG	6/28/19	132
USD	94,388	EUR	83,419	Credit Suisse AG	6/28/19	369
						$27,971

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $213,446,898)	$293,493,106
Receivable for capital shares sold	215,395
Unrealized appreciation on forward foreign currency exchange contracts	28,514
Dividends and interest receivable	244,085
293,981,100

Liabilities
Payable for capital shares redeemed	282,712
Unrealized depreciation on forward foreign currency exchange contracts	543
Accrued management fees	166,351
Distribution and service fees payable	20,937
470,543

Net Assets	$293,510,557

Net Assets Consist of:
Capital (par value and paid-in surplus)	$205,136,744
Distributable earnings	88,373,813
$293,510,557

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$101,380,150	3,504,371	$28.93
I Class, $0.01 Par Value	$89,844,219	3,098,886	$28.99
Y Class, $0.01 Par Value	$32,897,331	1,133,486	$29.02
A Class, $0.01 Par Value	$53,443,260	1,851,689	$28.86*
C Class, $0.01 Par Value	$10,624,196	375,836	$28.27
R Class, $0.01 Par Value	$3,900,629	135,774	$28.73
R5 Class, $0.01 Par Value	$1,389,741	47,907	$29.01
R6 Class, $0.01 Par Value	$25,861	891	$29.02
G Class, $0.01 Par Value	$5,170	178	$29.04
*Maximum offering price $30.62 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,145)	$2,654,520
Interest	27,133
2,681,653

Expenses:
Management fees	1,025,417
Distribution and service fees:
A Class	61,913
C Class	51,289
R Class	8,475
Directors' fees and expenses	3,500
Other expenses	712
1,151,306
Fees waived(1)	(54,960)
1,096,346

Net investment income (loss)	1,585,307

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,371,684
Forward foreign currency exchange contract transactions	64,093
Foreign currency translation transactions	(797)
8,434,980

Change in net unrealized appreciation (depreciation) on:
Investments	17,302,179
Forward foreign currency exchange contracts	8,143
Translation of assets and liabilities in foreign currencies	117
17,310,439

Net realized and unrealized gain (loss)	25,745,419

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,330,726

(1)	Amount consists of $28,104, $8,906, $4,558, $10,296, $2,112, $712, $269, $1 and $2 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$1,585,307	$2,057,860
Net realized gain (loss)	8,434,980	17,602,302
Change in net unrealized appreciation (depreciation)	17,310,439	(5,457,784)
Net increase (decrease) in net assets resulting from operations	27,330,726	14,202,378

Distributions to Shareholders
From earnings:
Investor Class	(9,478,594)	(4,138,891)
I Class	(2,679,164)	(627,088)
Y Class	(1,208,845)	(28,973)
A Class	(3,252,169)	(1,361,649)
C Class	(629,682)	(397,922)
R Class	(210,019)	(96,581)
R5 Class	(93,131)	(570)
Decrease in net assets from distributions	(17,551,604)	(6,651,674)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	21,801,668	25,688,488

Net increase (decrease) in net assets	31,580,790	33,239,192

Net Assets
Beginning of period	261,929,767	228,690,575
End of period	$293,510,557	$261,929,767

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Sustainable Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R6 Class and G Class commenced on April 1, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). Effective December 1, 2018, the investment advisor agreed to waive 0.05% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors. Effective April 1, 2019, the investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.840%	0.84%	0.80%
I Class	0.600% to 0.640%	0.64%	0.60%
Y Class	0.450% to 0.490%	0.49%	0.45%
A Class	0.800% to 0.840%	0.84%	0.80%
C Class	0.800% to 0.840%	0.84%	0.80%
R Class	0.800% to 0.840%	0.84%	0.80%
R5 Class	0.600% to 0.640%	0.64%	0.60%
R6 Class	0.450% to 0.490%	0.49%	0.44%
G Class	0.450% to 0.490%	0.49%	0.00%

16

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $818,884 and $125,552, respectively. The effect of interfund transactions on the Statement of Operations was $(49,060) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $60,348,678 and $54,124,675, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019(1)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		120,000,000
Sold	519,820	$13,903,300	1,839,519	$52,400,317
Issued in reinvestment of distributions	373,564	9,230,761	145,487	4,040,187
Redeemed	(2,459,125)	(68,812,632)	(1,885,394)	(53,831,697)
	(1,565,741)	(45,678,571)	99,612	2,608,807
I Class/Shares Authorized	40,000,000		20,000,000
Sold	2,056,365	58,061,354	938,951	27,234,141
Issued in reinvestment of distributions	88,125	2,181,089	14,999	416,960
Redeemed	(396,238)	(10,459,801)	(327,636)	(9,499,178)
	1,748,252	49,782,642	626,314	18,151,923
Y Class/Shares Authorized	30,000,000		50,000,000
Sold	593,831	16,287,520	511,054	14,904,015
Issued in reinvestment of distributions	48,822	1,208,845	1,041	28,973
Redeemed	(20,572)	(556,014)	(14,718)	(430,894)
	622,081	16,940,351	497,377	14,502,094
A Class/Shares Authorized	50,000,000		120,000,000
Sold	169,619	4,575,868	412,006	11,852,292
Issued in reinvestment of distributions	113,811	2,808,849	43,386	1,203,083
Redeemed	(229,233)	(6,180,335)	(552,597)	(15,648,311)
	54,197	1,204,382	(97,205)	(2,592,936)
C Class/Shares Authorized	30,000,000		40,000,000
Sold	42,708	1,084,049	48,877	1,380,898
Issued in reinvestment of distributions	22,210	538,156	12,705	346,977
Redeemed	(99,423)	(2,646,033)	(323,643)	(9,172,601)
	(34,505)	(1,023,828)	(262,061)	(7,444,726)
R Class/Shares Authorized	30,000,000		20,000,000
Sold	30,790	829,827	43,553	1,246,911
Issued in reinvestment of distributions	8,544	210,019	3,496	96,581
Redeemed	(18,953)	(503,792)	(76,607)	(2,216,651)
	20,381	536,054	(29,558)	(873,159)
R5 Class/Shares Authorized	30,000,000		50,000,000
Sold	1,152	31,329	48,846	1,380,860
Issued in reinvestment of distributions	3,761	93,131	20	570
Redeemed	(4,522)	(113,822)	(1,559)	(44,945)
	391	10,638	47,307	1,336,485
R6 Class/Shares Authorized	60,000,000		N/A
Sold	891	25,000
G Class/Shares Authorized	60,000,000		N/A
Sold	178	5,000
Net increase (decrease)	846,125	$21,801,668	881,786	$25,688,488

(1)	April 1, 2019 (commencement of sale) through April 30, 2019 for the R6 Class and G Class.

18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$280,809,653	$4,278,220	—
Exchange-Traded Funds	6,038,120	—	—
Temporary Cash Investments	1,818	2,365,295	—
	$286,849,591	$6,643,515	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$28,514	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$543	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $2,671,163.

19

The value of foreign currency risk derivative instruments as of April 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $28,514 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $543 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $64,093 in net realized gain (loss) on forward foreign currency exchange contract transactions and $8,143 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$214,676,737
Gross tax appreciation of investments	$82,382,083
Gross tax depreciation of investments	(3,565,714)
Net tax appreciation (depreciation) of investments	$78,816,369

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$28.19	0.17	2.46	2.63	(0.22)	(1.67)	(1.89)	$28.93	10.48%	0.80%(4)	0.84%(4)	1.24%(4)	1.20%(4)	20%	$101,380
2018	$27.22	0.26	1.52	1.78	(0.20)	(0.61)	(0.81)	$28.19	6.60%	0.95%	0.95%	0.91%	0.91%	41%	$142,923
2017	$21.75	0.23	5.51	5.74	(0.27)	—	(0.27)	$27.22	26.61%	1.00%	1.00%	0.95%	0.95%	18%	$135,315
2016	$21.77	0.25	(0.04)	0.21	(0.23)	—	(0.23)	$21.75	0.99%	0.99%	0.99%	1.18%	1.18%	71%	$87,865
2015	$21.31	0.26	0.46	0.72	(0.26)	—	(0.26)	$21.77	3.51%	0.99%	0.99%	1.23%	1.23%	33%	$95,072
2014	$18.41	0.24	2.88	3.12	(0.22)	—	(0.22)	$21.31	17.06%	1.00%	1.00%	1.19%	1.19%	41%	$77,015
I Class
2019(3)	$28.27	0.18	2.49	2.67	(0.28)	(1.67)	(1.95)	$28.99	10.61%	0.60%(4)	0.64%(4)	1.44%(4)	1.40%(4)	20%	$89,844
2018	$27.30	0.33	1.51	1.84	(0.26)	(0.61)	(0.87)	$28.27	6.80%	0.75%	0.75%	1.11%	1.11%	41%	$38,188
2017	$21.81	0.27	5.53	5.80	(0.31)	—	(0.31)	$27.30	26.88%	0.80%	0.80%	1.15%	1.15%	18%	$19,776
2016	$21.84	0.29	(0.05)	0.24	(0.27)	—	(0.27)	$21.81	1.19%	0.79%	0.79%	1.38%	1.38%	71%	$5,637
2015	$21.37	0.31	0.47	0.78	(0.31)	—	(0.31)	$21.84	3.66%	0.79%	0.79%	1.43%	1.43%	33%	$14,077
2014	$18.47	0.28	2.88	3.16	(0.26)	—	(0.26)	$21.37	17.29%	0.80%	0.80%	1.39%	1.39%	41%	$10,731
Y Class
2019(3)	$28.32	0.21	2.48	2.69	(0.32)	(1.67)	(1.99)	$29.02	10.69%	0.45%(4)	0.49%(4)	1.59%(4)	1.55%(4)	20%	$32,897
2018	$27.33	0.36	1.52	1.88	(0.28)	(0.61)	(0.89)	$28.32	6.93%	0.60%	0.60%	1.26%	1.26%	41%	$14,485
2017(5)	$23.89	0.16	3.28	3.44	—	—	—	$27.33	14.40%	0.65%(4)	0.65%(4)	1.10%(4)	1.10%(4)	18%(6)	$383

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$28.09	0.13	2.47	2.60	(0.16)	(1.67)	(1.83)	$28.86	10.34%	1.05%(4)	1.09%(4)	0.99%(4)	0.95%(4)	20%	$53,443
2018	$27.13	0.19	1.51	1.70	(0.13)	(0.61)	(0.74)	$28.09	6.31%	1.20%	1.20%	0.66%	0.66%	41%	$50,489
2017	$21.67	0.17	5.50	5.67	(0.21)	—	(0.21)	$27.13	26.34%	1.25%	1.25%	0.70%	0.70%	18%	$51,396
2016	$21.69	0.20	(0.05)	0.15	(0.17)	—	(0.17)	$21.67	0.74%	1.24%	1.24%	0.93%	0.93%	71%	$97,012
2015	$21.23	0.21	0.46	0.67	(0.21)	—	(0.21)	$21.69	3.21%	1.24%	1.24%	0.98%	0.98%	33%	$122,492
2014	$18.35	0.19	2.86	3.05	(0.17)	—	(0.17)	$21.23	16.76%	1.25%	1.25%	0.94%	0.94%	41%	$116,462
C Class
2019(3)	$27.48	0.03	2.43	2.46	—	(1.67)	(1.67)	$28.27	9.96%	1.80%(4)	1.84%(4)	0.24%(4)	0.20%(4)	20%	$10,624
2018	$26.63	(0.03)	1.49	1.46	—	(0.61)	(0.61)	$27.48	5.51%	1.95%	1.95%	(0.09)%	(0.09)%	41%	$11,277
2017	$21.27	(0.01)	5.41	5.40	(0.04)	—	(0.04)	$26.63	25.40%	2.00%	2.00%	(0.05)%	(0.05)%	18%	$17,904
2016	$21.29	0.04	(0.04)	—(7)	(0.02)	—	(0.02)	$21.27	(0.02)%	1.99%	1.99%	0.18%	0.18%	71%	$18,640
2015	$20.84	0.05	0.45	0.50	(0.05)	—	(0.05)	$21.29	2.42%	1.99%	1.99%	0.23%	0.23%	33%	$21,036
2014	$18.01	0.04	2.82	2.86	(0.03)	—	(0.03)	$20.84	15.90%	2.00%	2.00%	0.19%	0.19%	41%	$16,777
R Class
2019(3)	$27.93	0.10	2.46	2.56	(0.09)	(1.67)	(1.76)	$28.73	10.23%	1.30%(4)	1.34%(4)	0.74%(4)	0.70%(4)	20%	$3,901
2018	$26.98	0.11	1.51	1.62	(0.06)	(0.61)	(0.67)	$27.93	6.04%	1.45%	1.45%	0.41%	0.41%	41%	$3,223
2017	$21.55	0.11	5.47	5.58	(0.15)	—	(0.15)	$26.98	26.03%	1.50%	1.50%	0.45%	0.45%	18%	$3,910
2016	$21.58	0.14	(0.05)	0.09	(0.12)	—	(0.12)	$21.55	0.44%	1.49%	1.49%	0.68%	0.68%	71%	$4,090
2015	$21.11	0.16	0.47	0.63	(0.16)	—	(0.16)	$21.58	3.01%	1.49%	1.49%	0.73%	0.73%	33%	$5,680
2014	$18.25	0.14	2.84	2.98	(0.12)	—	(0.12)	$21.11	16.45%	1.50%	1.50%	0.69%	0.69%	41%	$5,294

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$28.29	0.19	2.48	2.67	(0.28)	(1.67)	(1.95)	$29.01	10.60%	0.60%(4)	0.64%(4)	1.44%(4)	1.40%(4)	20%	$1,390
2018	$27.30	0.32	1.52	1.84	(0.24)	(0.61)	(0.85)	$28.29	6.82%	0.75%	0.75%	1.11%	1.11%	41%	$1,344
2017(5)	$23.89	0.15	3.26	3.41	—	—	—	$27.30	14.27%	0.80%(4)	0.80%(4)	1.07%(4)	1.07%(4)	18%(6)	$6
R6 Class
2019(8)	$28.05	0.03	0.94	0.97	—	—	—	$29.02	3.46%	0.44%(4)	0.49%(4)	1.13%(4)	1.08%(4)	20%(9)	$26
G Class
2019(8)	$28.05	0.03	0.96	0.99	—	—	—	$29.04	3.53%	0.00%(4)	0.49%(4)	1.55%(4)	1.06%(4)	20%(9)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	Per-share amount was less than $0.005.

(8)	April 1, 2019 (commencement of sale) through April 30, 2019 (unaudited).

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2019.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92359 1906

Semiannual Report

April 30, 2019

Ultra® Fund
Investor Class (TWCUX)
I Class (TWUIX)
Y Class (AULYX)
A Class (TWUAX)
C Class (TWCCX)
R Class (AULRX)
R5 Class (AULGX)
R6 Class (AULDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
Apple, Inc.	8.0%
Amazon.com, Inc.	6.8%
Alphabet, Inc.*	6.2%
Mastercard, Inc., Class A	4.9%
Visa, Inc., Class A	4.8%
Facebook, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.2%
Boeing Co. (The)	2.8%
Walt Disney Co. (The)	2.8%
TJX Cos., Inc. (The)	2.6%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
IT Services	12.7%
Interactive Media and Services	11.7%
Technology Hardware, Storage and Peripherals	8.0%
Internet and Direct Marketing Retail	6.8%
Software	6.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,113.70	$5.08	0.97%
I Class	$1,000	$1,114.60	$4.04	0.77%
Y Class	$1,000	$1,115.40	$3.25	0.62%
A Class	$1,000	$1,112.40	$6.39	1.22%
C Class	$1,000	$1,108.10	$10.30	1.97%
R Class	$1,000	$1,111.10	$7.69	1.47%
R5 Class	$1,000	$1,114.70	$4.04	0.77%
R6 Class	$1,000	$1,115.60	$3.25	0.62%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
I Class	$1,000	$1,020.98	$3.86	0.77%
Y Class	$1,000	$1,021.72	$3.11	0.62%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%
R5 Class	$1,000	$1,020.98	$3.86	0.77%
R6 Class	$1,000	$1,021.72	$3.11	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace and Defense — 2.8%
Boeing Co. (The)	913,174	$344,896,688
Automobiles — 1.0%
Tesla, Inc.(1)	531,946	126,970,191
Banks — 2.4%
JPMorgan Chase & Co.	1,519,987	176,394,491
U.S. Bancorp	2,195,755	117,077,657
		293,472,148
Beverages — 1.7%
Constellation Brands, Inc., Class A	969,324	205,176,811
Biotechnology — 5.9%
Alexion Pharmaceuticals, Inc.(1)	453,140	61,685,948
Alnylam Pharmaceuticals, Inc.(1)	364,482	32,562,822
Biogen, Inc.(1)	379,258	86,941,104
Bluebird Bio, Inc.(1)	301,437	42,752,810
Celgene Corp.(1)	2,240,084	212,046,351
Ionis Pharmaceuticals, Inc.(1)	732,904	54,476,754
Regeneron Pharmaceuticals, Inc.(1)	550,663	188,954,502
Sage Therapeutics, Inc.(1)	281,735	47,396,279
		726,816,570
Capital Markets — 0.8%
MSCI, Inc.	465,946	105,014,909
Chemicals — 1.3%
Ecolab, Inc.	876,797	161,400,791
Electrical Equipment — 1.4%
Acuity Brands, Inc.	1,156,490	169,229,182
Electronic Equipment, Instruments and Components — 1.2%
Cognex Corp.	762,456	38,450,656
Keyence Corp.	64,100	39,948,313
Yaskawa Electric Corp.	1,956,700	71,469,466
		149,868,435
Entertainment — 4.6%
Netflix, Inc.(1)	594,007	220,103,353
Walt Disney Co. (The)	2,493,251	341,500,589
		561,603,942
Food and Staples Retailing — 1.6%
Costco Wholesale Corp.	804,815	197,606,227
Health Care Equipment and Supplies — 3.7%
ABIOMED, Inc.(1)	153,674	42,630,705
Edwards Lifesciences Corp.(1)	445,259	78,396,752
IDEXX Laboratories, Inc.(1)	339,855	78,846,360

6

	Shares	Value
Intuitive Surgical, Inc.(1)	496,101	$253,324,053
		453,197,870
Health Care Providers and Services — 3.2%
UnitedHealth Group, Inc.	1,706,168	397,656,576
Hotels, Restaurants and Leisure — 2.3%
Chipotle Mexican Grill, Inc.(1)	217,704	149,789,064
Starbucks Corp.	1,688,436	131,157,708
		280,946,772
Interactive Media and Services — 11.7%
Alphabet, Inc., Class A(1)	289,673	347,306,340
Alphabet, Inc., Class C(1)	352,661	419,130,546
Baidu, Inc. ADR(1)	316,213	52,564,087
Facebook, Inc., Class A(1)	2,652,835	513,058,288
Tencent Holdings Ltd.	2,248,900	111,416,702
		1,443,475,963
Internet and Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)	437,378	842,617,463
IT Services — 12.7%
MasterCard, Inc., Class A	2,398,646	609,831,759
PayPal Holdings, Inc.(1)	2,579,939	290,939,721
Square, Inc., Class A(1)	916,130	66,712,587
Visa, Inc., Class A	3,601,472	592,190,041
		1,559,674,108
Machinery — 3.4%
Cummins, Inc.	1,105,266	183,794,682
Donaldson Co., Inc.	706,307	37,815,677
Nordson Corp.	383,199	55,927,894
Wabtec Corp.	1,856,886	137,539,546
		415,077,799
Oil, Gas and Consumable Fuels — 2.2%
Concho Resources, Inc.	938,787	108,317,244
EOG Resources, Inc.	1,676,615	161,038,871
		269,356,115
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	1,177,177	202,250,780
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.(1)	1,800,736	56,723,184
Road and Rail — 1.1%
J.B. Hunt Transport Services, Inc.	1,438,225	135,883,498
Semiconductors and Semiconductor Equipment — 3.4%
Analog Devices, Inc.	1,290,462	150,003,303
Applied Materials, Inc.	1,435,270	63,252,349
Maxim Integrated Products, Inc.	1,768,228	106,093,680
Xilinx, Inc.	872,786	104,856,510
		424,205,842
Software — 6.6%
DocuSign, Inc.(1)	1,652,973	93,673,980

7

	Shares/ Principal Amount	Value
Microsoft Corp.	2,292,294	$299,373,596
salesforce.com, Inc.(1)	1,567,271	259,148,260
Splunk, Inc.(1)	407,826	56,296,301
Tableau Software, Inc., Class A(1)	889,532	108,353,893
		816,846,030
Specialty Retail — 3.7%
Ross Stores, Inc.	1,434,284	140,072,175
TJX Cos., Inc. (The)	5,839,585	320,476,425
		460,548,600
Technology Hardware, Storage and Peripherals — 8.0%
Apple, Inc.	4,886,658	980,605,661
Textiles, Apparel and Luxury Goods — 3.0%
Canada Goose Holdings, Inc.(1)	1,153,535	61,587,233
NIKE, Inc., Class B	2,473,549	217,251,809
Under Armour, Inc., Class C(1)	4,383,629	90,828,793
		369,667,835
TOTAL COMMON STOCKS (Cost $4,657,365,000)		12,150,789,990
TEMPORARY CASH INVESTMENTS — 1.0%
Federal Home Loan Bank, 2.40%, 5/1/19(2)	$100,000,000	100,000,000
Repurchase Agreement, BMO Capital Markets Corp. (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $17,247,915), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $16,901,410)		16,900,283
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $2,882,436), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $2,822,098)		2,822,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,258	10,258
TOTAL TEMPORARY CASH INVESTMENTS (Cost $119,732,541)		119,732,541
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $4,777,097,541)		12,270,522,531
OTHER ASSETS AND LIABILITIES — 0.4%		49,969,551
TOTAL NET ASSETS — 100.0%		$12,320,492,082

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,950,030	CAD	3,925,634	Morgan Stanley	6/28/19	$15,460
USD	2,109,530	CAD	2,819,872	Morgan Stanley	6/28/19	1,562
USD	1,522,634	CAD	2,034,742	Morgan Stanley	6/28/19	1,583
USD	1,283,574	CAD	1,713,318	Morgan Stanley	6/28/19	2,800
USD	388,866	CAD	519,367	Morgan Stanley	6/28/19	618
USD	2,633,898	CAD	3,514,281	Morgan Stanley	6/28/19	6,832
USD	1,149,792	CAD	1,532,385	Morgan Stanley	6/28/19	4,272
USD	925,915	CAD	1,242,051	Morgan Stanley	6/28/19	(2,567)
USD	2,910,984	CAD	3,895,622	Morgan Stanley	6/28/19	(1,150)
USD	2,139,012	CAD	2,880,363	Morgan Stanley	6/28/19	(14,175)
USD	2,681,766	CAD	3,612,285	Morgan Stanley	6/28/19	(18,562)
USD	1,639,059	CAD	2,200,028	Morgan Stanley	6/28/19	(5,550)
USD	2,489,494	JPY	277,235,000	Bank of America N.A.	6/28/19	(10,904)
USD	37,112,780	JPY	4,056,482,500	Bank of America N.A.	6/28/19	527,133
USD	2,324,421	JPY	258,034,000	Bank of America N.A.	6/28/19	(2,802)
						$504,550

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,777,097,541)	$12,270,522,531
Foreign currency holdings, at value (cost of $7,550)	7,536
Receivable for investments sold	245,428,992
Receivable for capital shares sold	3,194,200
Unrealized appreciation on forward foreign currency exchange contracts	560,260
Dividends and interest receivable	1,459,491
12,521,173,010

Liabilities
Payable for investments purchased	1,248,826
Payable for capital shares redeemed	189,712,594
Unrealized depreciation on forward foreign currency exchange contracts	55,710
Accrued management fees	9,619,997
Distribution and service fees payable	43,801
200,680,928

Net Assets	$12,320,492,082

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,436,059,218
Distributable earnings	7,884,432,864
$12,320,492,082

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$11,395,360,457	231,705,051	$49.18
I Class, $0.01 Par Value	$323,271,339	6,330,369	$51.07
Y Class, $0.01 Par Value	$1,185,704	23,161	$51.19
A Class, $0.01 Par Value	$117,240,385	2,504,199	$46.82*
C Class, $0.01 Par Value	$16,293,594	417,912	$38.99
R Class, $0.01 Par Value	$17,707,604	389,810	$45.43
R5 Class, $0.01 Par Value	$76,694	1,501	$51.10
R6 Class, $0.01 Par Value	$449,356,305	8,786,964	$51.14
*Maximum offering price $49.68 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $29,183)	$46,585,007
Interest	1,651,334
48,236,341

Expenses:
Management fees	53,988,555
Distribution and service fees:
A Class	131,057
C Class	63,654
R Class	40,395
Directors' fees and expenses	151,093
Other expenses	6,612
54,381,366

Net investment income (loss)	(6,145,025)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	416,230,905
Forward foreign currency exchange contract transactions	419,595
Foreign currency translation transactions	(12,892)
416,637,608

Change in net unrealized appreciation (depreciation) on:
Investments	865,217,653
Forward foreign currency exchange contracts	(280,488)
Translation of assets and liabilities in foreign currencies	(186)
864,936,979

Net realized and unrealized gain (loss)	1,281,574,587

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,275,429,562

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$(6,145,025)	$(12,316,425)
Net realized gain (loss)	416,637,608	804,751,819
Change in net unrealized appreciation (depreciation)	864,936,979	581,387,399
Net increase (decrease) in net assets resulting from operations	1,275,429,562	1,373,822,793

Distributions to Shareholders
From earnings:
Investor Class	(730,075,121)	(559,150,978)
I Class	(28,348,100)	(19,100,754)
Y Class	(76,346)	(346)
A Class	(7,623,794)	(4,976,796)
C Class	(947,855)	(413,008)
R Class	(1,360,937)	(690,819)
R5 Class	(448)	(340)
R6 Class	(25,190,411)	(14,666,196)
Decrease in net assets from distributions	(793,623,012)	(598,999,237)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	412,076,397	403,469,864

Net increase (decrease) in net assets	893,882,947	1,178,293,420

Net Assets
Beginning of period	11,426,609,135	10,248,315,715
End of period	$12,320,492,082	$11,426,609,135

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

13

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

14

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.990%	0.97%
I Class	0.600% to 0.790%	0.77%
Y Class	0.450% to 0.640%	0.62%
A Class	0.800% to 0.990%	0.97%
C Class	0.800% to 0.990%	0.97%
R Class	0.800% to 0.990%	0.97%
R5 Class	0.600% to 0.790%	0.77%
R6 Class	0.450% to 0.640%	0.62%

15

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,346,685 and $6,263,991, respectively. The effect of interfund transactions on the Statement of Operations was $618,858 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $658,141,219 and $975,250,703, respectively.

For the period ended April 30, 2019, the fund incurred net realized gains of $112,852,647 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,200,000,000		3,350,000,000
Sold	4,572,459	$207,273,817	10,632,542	$506,249,511
Issued in reinvestment of distributions	17,133,821	704,543,066	12,316,233	540,066,800
Redeemed	(10,453,802)	(475,516,691)	(17,651,912)	(834,762,685)
	11,252,478	436,300,192	5,296,863	211,553,626
I Class/Shares Authorized	120,000,000		130,000,000
Sold	2,148,444	103,892,467	2,118,340	105,334,186
Issued in reinvestment of distributions	611,707	26,101,541	395,008	17,885,944
Redeemed	(4,588,488)	(230,376,109)	(1,350,062)	(66,260,455)
	(1,828,337)	(100,382,101)	1,163,286	56,959,675
Y Class/Shares Authorized	30,000,000		50,000,000
Sold	4,098	193,600	19,926	1,039,561
Issued in reinvestment of distributions	918	39,247	8	346
Redeemed	(929)	(41,134)	(987)	(51,992)
	4,087	191,713	18,947	987,915
A Class/Shares Authorized	60,000,000		70,000,000
Sold	378,918	16,176,945	714,476	32,776,478
Issued in reinvestment of distributions	182,881	7,165,291	111,166	4,673,419
Redeemed	(308,453)	(13,034,636)	(517,254)	(23,601,206)
	253,346	10,307,600	308,388	13,848,691
C Class/Shares Authorized	30,000,000		20,000,000
Sold	153,571	5,361,267	171,628	6,767,809
Issued in reinvestment of distributions	26,806	877,102	10,834	389,063
Redeemed	(38,455)	(1,313,023)	(51,478)	(2,004,274)
	141,922	4,925,346	130,984	5,152,598
R Class/Shares Authorized	30,000,000		40,000,000
Sold	140,182	5,939,960	166,360	7,536,648
Issued in reinvestment of distributions	34,308	1,305,420	15,447	633,645
Redeemed	(125,025)	(4,999,314)	(112,648)	(4,988,572)
	49,465	2,246,066	69,159	3,181,721
R5 Class/Shares Authorized	30,000,000		50,000,000
Sold	1,695	78,652	–	–
Issued in reinvestment of distributions	10	448	7	340
Redeemed	(338)	(16,519)	–	–
	1,367	62,581	7	340
R6 Class/Shares Authorized	110,000,000		50,000,000
Sold	1,420,044	65,811,144	3,451,148	166,159,096
Issued in reinvestment of distributions	587,616	25,097,065	324,115	14,666,196
Redeemed	(689,613)	(32,483,209)	(1,370,862)	(69,039,994)
	1,318,047	58,425,000	2,404,401	111,785,298
Net increase (decrease)	11,192,375	$412,076,397	9,392,035	$403,469,864

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$11,927,955,509	$222,834,481	—
Temporary Cash Investments	10,258	119,722,283	—
	$11,927,965,767	$342,556,764	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$560,260	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$55,710	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $53,680,178.

18

The value of foreign currency risk derivative instruments as of April 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $560,260 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $55,710 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $419,595 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(280,488) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,795,864,307
Gross tax appreciation of investments	$7,514,418,094
Gross tax depreciation of investments	(39,759,870)
Net tax appreciation (depreciation) of investments	$7,474,658,224

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$47.74	(0.03)	4.80	4.77	—	(3.33)	(3.33)	$49.18	11.37%	0.97%(4)	0.97%(4)	(0.12)%(4)	(0.12)%(4)	6%	$11,395,360
2018	$44.59	(0.06)	5.82	5.76	(0.07)	(2.54)	(2.61)	$47.74	13.44%	0.97%	0.97%	(0.12)%	(0.12)%	17%	$10,524,969
2017	$35.83	0.07	10.39	10.46	(0.10)	(1.60)	(1.70)	$44.59	30.42%	0.98%	0.98%	0.17%	0.17%	16%	$9,593,102
2016	$37.81	0.06	(0.14)	(0.08)	(0.08)	(1.82)	(1.90)	$35.83	(0.06)%	0.98%	0.98%	0.19%	0.19%	18%	$7,790,085
2015	$37.20	0.08	3.18	3.26	(0.12)	(2.53)	(2.65)	$37.81	9.72%	0.98%	0.98%	0.22%	0.22%	16%	$8,273,589
2014	$33.56	0.10	4.96	5.06	(0.10)	(1.32)	(1.42)	$37.20	15.66%	1.00%	1.01%	0.29%	0.28%	16%	$7,981,781
I Class
2019(3)	$49.39	0.01	5.00	5.01	—	(3.33)	(3.33)	$51.07	11.46%	0.77%(4)	0.77%(4)	0.08%(4)	0.08%(4)	6%	$323,271
2018	$46.04	0.03	6.02	6.05	(0.16)	(2.54)	(2.70)	$49.39	13.68%	0.77%	0.77%	0.08%	0.08%	17%	$402,938
2017	$36.95	0.14	10.73	10.87	(0.18)	(1.60)	(1.78)	$46.04	30.66%	0.78%	0.78%	0.37%	0.37%	16%	$322,059
2016	$38.93	0.14	(0.14)	—	(0.16)	(1.82)	(1.98)	$36.95	0.14%	0.78%	0.78%	0.39%	0.39%	18%	$198,930
2015	$38.22	0.16	3.27	3.43	(0.19)	(2.53)	(2.72)	$38.93	9.96%	0.78%	0.78%	0.42%	0.42%	16%	$205,574
2014	$34.44	0.17	5.10	5.27	(0.17)	(1.32)	(1.49)	$38.22	15.90%	0.80%	0.81%	0.49%	0.48%	16%	$214,464

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2019(3)	$49.47	0.05	5.00	5.05	—	(3.33)	(3.33)	$51.19	11.54%	0.62%(4)	0.62%(4)	0.23%(4)	0.23%(4)	6%	$1,186
2018	$46.07	0.11	6.02	6.13	(0.19)	(2.54)	(2.73)	$49.47	13.85%	0.62%	0.62%	0.23%	0.23%	17%	$944
2017(5)	$39.40	0.10	6.57	6.67	—	—	—	$46.07	16.93%	0.63%(4)	0.63%(4)	0.43%(4)	0.43%(4)	16%(6)	$6
A Class
2019(3)	$45.67	(0.08)	4.56	4.48	—	(3.33)	(3.33)	$46.82	11.24%	1.22%(4)	1.22%(4)	(0.37)%(4)	(0.37)%(4)	6%	$117,240
2018	$42.80	(0.17)	5.58	5.41	—	(2.54)	(2.54)	$45.67	13.15%	1.22%	1.22%	(0.37)%	(0.37)%	17%	$102,806
2017	$34.45	(0.04)	10.00	9.96	(0.01)	(1.60)	(1.61)	$42.80	30.10%	1.23%	1.23%	(0.08)%	(0.08)%	16%	$83,130
2016	$36.43	(0.02)	(0.14)	(0.16)	—	(1.82)	(1.82)	$34.45	(0.31)%	1.23%	1.23%	(0.06)%	(0.06)%	18%	$58,829
2015	$35.94	(0.01)	3.06	3.05	(0.03)	(2.53)	(2.56)	$36.43	9.46%	1.23%	1.23%	(0.03)%	(0.03)%	16%	$72,004
2014	$32.46	0.01	4.81	4.82	(0.02)	(1.32)	(1.34)	$35.94	15.35%	1.25%	1.26%	0.04%	0.03%	16%	$71,650
C Class
2019(3)	$38.77	(0.21)	3.76	3.55	—	(3.33)	(3.33)	$38.99	10.81%	1.97%(4)	1.97%(4)	(1.12)%(4)	(1.12)%(4)	6%	$16,294
2018	$36.96	(0.45)	4.80	4.35	—	(2.54)	(2.54)	$38.77	12.32%	1.97%	1.97%	(1.12)%	(1.12)%	17%	$10,700
2017	$30.17	(0.28)	8.67	8.39	—	(1.60)	(1.60)	$36.96	29.12%	1.98%	1.98%	(0.83)%	(0.83)%	16%	$5,359
2016	$32.36	(0.25)	(0.12)	(0.37)	—	(1.82)	(1.82)	$30.17	(1.03)%	1.98%	1.98%	(0.81)%	(0.81)%	18%	$3,306
2015	$32.41	(0.25)	2.73	2.48	—	(2.53)	(2.53)	$32.36	8.63%	1.98%	1.98%	(0.78)%	(0.78)%	16%	$2,968
2014	$29.60	(0.22)	4.35	4.13	—	(1.32)	(1.32)	$32.41	14.51%	2.00%	2.01%	(0.71)%	(0.72)%	16%	$2,482

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$44.47	(0.13)	4.42	4.29	—	(3.33)	(3.33)	$45.43	11.11%	1.47%(4)	1.47%(4)	(0.62)%(4)	(0.62)%(4)	6%	$17,708
2018	$41.84	(0.28)	5.45	5.17	—	(2.54)	(2.54)	$44.47	12.87%	1.47%	1.47%	(0.62)%	(0.62)%	17%	$15,137
2017	$33.79	(0.12)	9.77	9.65	—	(1.60)	(1.60)	$41.84	29.75%	1.48%	1.48%	(0.33)%	(0.33)%	16%	$11,345
2016	$35.85	(0.10)	(0.14)	(0.24)	—	(1.82)	(1.82)	$33.79	(0.55)%	1.48%	1.48%	(0.31)%	(0.31)%	18%	$9,066
2015	$35.46	(0.10)	3.02	2.92	—	(2.53)	(2.53)	$35.85	9.19%	1.48%	1.48%	(0.28)%	(0.28)%	16%	$9,637
2014	$32.10	(0.08)	4.76	4.68	—	(1.32)	(1.32)	$35.46	15.08%	1.50%	1.51%	(0.21)%	(0.22)%	16%	$7,983
R5 Class
2019(3)	$49.42	—(7)	5.01	5.01	—	(3.33)	(3.33)	$51.10	11.47%	0.77%(4)	0.77%(4)	0.08%(4)	0.08%(4)	6%	$77
2018	$46.04	0.04	6.02	6.06	(0.14)	(2.54)	(2.68)	$49.42	13.69%	0.77%	0.77%	0.08%	0.08%	17%	$7
2017(5)	$39.41	0.07	6.56	6.63	—	—	—	$46.04	16.82%	0.78%(4)	0.78%(4)	0.28%(4)	0.28%(4)	16%(6)	$6
R6 Class
2019(3)	$49.42	0.05	5.00	5.05	—	(3.33)	(3.33)	$51.14	11.56%	0.62%(4)	0.62%(4)	0.23%(4)	0.23%(4)	6%	$449,356
2018	$46.07	0.10	6.02	6.12	(0.23)	(2.54)	(2.77)	$49.42	13.85%	0.62%	0.62%	0.23%	0.23%	17%	$369,109
2017	$36.97	0.18	10.75	10.93	(0.23)	(1.60)	(1.83)	$46.07	30.86%	0.63%	0.63%	0.52%	0.52%	16%	$233,309
2016	$38.95	0.17	(0.12)	0.05	(0.21)	(1.82)	(2.03)	$36.97	0.29%	0.63%	0.63%	0.54%	0.54%	18%	$83,367
2015	$38.25	0.20	3.28	3.48	(0.25)	(2.53)	(2.78)	$38.95	10.12%	0.63%	0.63%	0.57%	0.57%	16%	$36,951
2014	$34.46	0.05	5.28	5.33	(0.22)	(1.32)	(1.54)	$38.25	16.06%	0.65%	0.66%	0.64%	0.63%	16%	$23,684

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92363 1906

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2019